UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2008

This report on Form N-CSR relates solely to the Registrant's Fidelity Blue Chip Growth Fund, Fidelity Blue Chip Value Fund, Fidelity Dividend Growth Fund, Fidelity Growth & Income Portfolio, Fidelity International Real Estate Fund, Fidelity Leveraged Company Stock Fund, Fidelity OTC Portfolio, Fidelity Small Cap Growth Fund, Fidelity Small Cap Opportunities Fund and Fidelity Small Cap Value Fund series (each, a "Fund" and collectively, the "Funds").

Item 1. Reports to Stockholders

Fidelity®
Blue Chip Growth
Fund

Semiannual Report

January 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks got off to a poor start in 2008, while investment-grade bonds and money markets showed positive returns, once again underscoring the importance of a diversified portfolio. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a share-holder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Actual	$ 1,000.00	$ 962.00	$ 2.81
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,022.27	$ 2.90

* Expenses are equal to the Fund's annualized expense ratio of .57%; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	4.8	3.7
Cisco Systems, Inc.	3.7	3.6
Exxon Mobil Corp.	2.9	2.3
Google, Inc. Class A (sub. vtg.)	2.9	2.5
The Coca-Cola Co.	2.7	2.7
International Business Machines Corp.	2.7	3.1
Merck & Co., Inc.	2.5	2.0
Intel Corp.	2.3	3.3
Hewlett-Packard Co.	2.1	0.0
Apple, Inc.	2.1	2.1
	28.7
Top Five Market Sectors as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	30.7	33.2
Consumer Discretionary	15.3	10.4
Health Care	14.6	13.7
Consumer Staples	12.3	12.3
Energy	9.3	5.6
Asset Allocation (% of fund's net assets)
As of January 31, 2008 *		As of July 31, 2007 **
	Stocks 99.9%		Stocks 99.2%
	Short-Term Investments and Net Other Assets 0.1%		Short-Term Investments and Net Other Assets 0.8%
* Foreign investments	15.4%	** Foreign investments	14.2%

Semiannual Report

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.3%
Hotels, Restaurants & Leisure - 3.9%
Chipotle Mexican Grill, Inc.:
Class A (a)	103,800	$ 12,637
Class B (a)	684,100	65,550
IHOP Corp. (d)(e)	928,011	49,407
McDonald's Corp.	3,797,500	203,356
Starbucks Corp. (a)	5,109,400	96,619
Yum! Brands, Inc.	3,926,900	134,143
		561,712
Household Durables - 2.8%
Centex Corp.	3,788,800	105,253
D.R. Horton, Inc.	1,419,300	24,483
Furniture Brands International, Inc. (d)(e)	4,368,495	41,719
KB Home	1,607,300	44,201
La-Z-Boy, Inc. (d)(e)	4,874,100	37,141
Lennar Corp. Class A (d)	1,072,500	22,094
Ryland Group, Inc. (d)	1,787,600	60,260
Sony Corp. sponsored ADR	1,489,200	70,722
		405,873
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)(d)	2,090,500	162,432
Leisure Equipment & Products - 0.0%
Brunswick Corp.	48,900	929
Media - 1.5%
E.W. Scripps Co. Class A	2,118,301	86,257
Interpublic Group of Companies, Inc. (a)(d)	10,053,200	89,775
Lamar Advertising Co. Class A (d)	899,600	38,791
		214,823
Multiline Retail - 0.7%
Kohl's Corp. (a)	2,287,900	104,420
Specialty Retail - 3.1%
Bed Bath & Beyond, Inc. (a)	1,939,100	62,517
Guess?, Inc.	3,042,900	113,531
Home Depot, Inc.	4,408,600	135,212
J. Crew Group, Inc. (a)(d)	1,049,929	48,003
Lowe's Companies, Inc.	1,802,700	47,663
Williams-Sonoma, Inc.	1,632,700	43,887
		450,813
Textiles, Apparel & Luxury Goods - 2.2%
NIKE, Inc. Class B (d)	2,355,900	145,500
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Phillips-Van Heusen Corp.	1,903,800	$ 80,226
Polo Ralph Lauren Corp. Class A	312,400	18,928
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	1,962,500	78,991
		323,645
TOTAL CONSUMER DISCRETIONARY		2,224,647
CONSUMER STAPLES - 12.3%
Beverages - 3.8%
PepsiCo, Inc.	2,366,862	161,396
The Coca-Cola Co.	6,670,300	394,682
		556,078
Food & Staples Retailing - 3.8%
Kroger Co.	4,523,000	115,110
Safeway, Inc.	3,022,800	93,677
Sysco Corp.	3,948,400	114,701
Wal-Mart Stores, Inc.	4,490,155	228,459
		551,947
Food Products - 1.0%
Nestle SA sponsored ADR	1,000,800	112,540
Unilever NV (NY Shares)	1,271,400	41,346
		153,886
Household Products - 2.6%
Church & Dwight Co., Inc.	997,900	53,108
Procter & Gamble Co.	3,681,430	242,790
Reckitt Benckiser Group PLC	1,473,200	77,168
		373,066
Personal Products - 1.1%
Avon Products, Inc.	2,044,000	71,581
Estee Lauder Companies, Inc. Class A	2,094,200	88,375
		159,956
TOTAL CONSUMER STAPLES		1,794,933
ENERGY - 9.3%
Energy Equipment & Services - 4.2%
Compagnie Generale de Geophysique SA (a)	156,100	36,521
FMC Technologies, Inc. (a)	836,800	40,300
Fugro NV (Certificaten Van Aandelen) unit	608,800	41,735
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Nabors Industries Ltd. (a)	1,200,400	$ 32,675
National Oilwell Varco, Inc. (a)	1,195,600	72,011
Oceaneering International, Inc. (a)	1,156,385	66,585
Schlumberger Ltd. (NY Shares)	3,420,800	258,134
Transocean, Inc. (a)	342,440	41,983
Weatherford International Ltd. (a)	467,800	28,915
		618,859
Oil, Gas & Consumable Fuels - 5.1%
Chesapeake Energy Corp.	1,357,500	50,540
Enterprise Products Partners LP	862,900	26,931
Exxon Mobil Corp.	4,942,800	427,058
Hess Corp.	524,700	47,659
Newfield Exploration Co. (a)	394,900	19,698
Peabody Energy Corp.	822,700	44,442
Sasol Ltd. sponsored ADR	1,653,700	79,460
Southwestern Energy Co. (a)	848,000	47,412
		743,200
TOTAL ENERGY		1,362,059
FINANCIALS - 8.9%
Capital Markets - 3.4%
Charles Schwab Corp.	6,137,900	136,875
Janus Capital Group, Inc.	3,268,700	88,288
Merrill Lynch & Co., Inc.	2,627,000	148,163
T. Rowe Price Group, Inc.	2,493,481	126,145
		499,471
Commercial Banks - 0.1%
Fifth Third Bancorp	142,700	3,867
M&T Bank Corp. (d)	169,100	15,518
		19,385
Consumer Finance - 0.6%
Capital One Financial Corp.	1,619,000	88,737
Diversified Financial Services - 1.8%
Bovespa Holding SA	1,598,500	23,473
CME Group, Inc.	236,263	146,223
Deutsche Boerse AG	528,900	92,561
		262,257
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 3.0%
ACE Ltd.	1,328,300	$ 77,493
AFLAC, Inc.	2,103,000	128,977
American International Group, Inc.	320,155	17,660
Fidelity National Financial, Inc. Class A	963,600	18,973
First American Corp., California	457,450	19,922
Principal Financial Group, Inc.	1,677,600	100,002
Prudential Financial, Inc.	813,700	68,652
		431,679
TOTAL FINANCIALS		1,301,529
HEALTH CARE - 14.6%
Biotechnology - 3.9%
Celgene Corp. (a)	1,660,200	93,154
CSL Ltd.	2,972,832	91,057
Genentech, Inc. (a)	2,718,800	190,833
Gilead Sciences, Inc. (a)	4,228,900	193,218
		568,262
Health Care Equipment & Supplies - 4.1%
Alcon, Inc.	648,800	92,130
Becton, Dickinson & Co.	2,094,570	181,243
C.R. Bard, Inc.	722,500	69,772
Medtronic, Inc.	4,160,800	193,768
Sonova Holding AG	751,819	67,202
		604,115
Health Care Providers & Services - 1.3%
UnitedHealth Group, Inc.	3,705,000	188,362
Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc. (a)	1,260,300	64,893
Pharmaceuticals - 4.8%
Allergan, Inc.	1,178,900	79,210
Merck & Co., Inc.	7,754,100	358,860
Pronova BioPharma ASA	8,661,803	31,385
Schering-Plough Corp.	8,824,500	172,695
Wyeth	1,545,700	61,519
		703,669
TOTAL HEALTH CARE		2,129,301
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 5.1%
Aerospace & Defense - 2.9%
Honeywell International, Inc.	733,500	$ 43,328
Lockheed Martin Corp.	1,730,600	186,766
Raytheon Co.	2,282,600	148,689
United Technologies Corp.	688,300	50,528
		429,311
Building Products - 0.3%
Masco Corp.	1,839,600	42,182
Construction & Engineering - 0.2%
KBR, Inc. (a)	882,200	27,869
Electrical Equipment - 0.2%
Renewable Energy Corp. AS (a)(d)	887,100	23,191
Vestas Wind Systems AS (a)	100	10
		23,201
Industrial Conglomerates - 1.2%
General Electric Co.	2,352,700	83,309
Siemens AG sponsored ADR	721,600	93,664
		176,973
Machinery - 0.3%
Danaher Corp.	533,100	39,689
TOTAL INDUSTRIALS		739,225
INFORMATION TECHNOLOGY - 30.7%
Communications Equipment - 5.1%
Cisco Systems, Inc. (a)	22,049,300	540,208
Research In Motion Ltd. (a)	2,090,500	196,256
		736,464
Computers & Peripherals - 7.9%
Apple, Inc. (a)	2,244,300	303,788
EMC Corp. (a)	9,761,200	154,910
Hewlett-Packard Co.	7,110,200	311,071
International Business Machines Corp.	3,617,000	388,249
		1,158,018
Electronic Equipment & Instruments - 1.1%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	15,662,680	84,073
Tyco Electronics Ltd.	2,362,825	79,887
		163,960
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 2.9%
Google, Inc. Class A (sub. vtg.) (a)	748,600	$ 422,435
IT Services - 2.8%
Accenture Ltd. Class A	2,644,600	91,556
Cognizant Technology Solutions Corp. Class A (a)	1,992,340	55,586
Infosys Technologies Ltd. sponsored ADR	1,412,300	58,469
Satyam Computer Services Ltd. sponsored ADR	2,560,900	62,358
The Western Union Co.	6,211,200	139,131
		407,100
Semiconductors & Semiconductor Equipment - 4.0%
Applied Materials, Inc.	4,691,100	84,065
Intel Corp.	15,871,640	336,479
Maxim Integrated Products, Inc.	1,836,500	36,106
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	13,126,578	121,815
		578,465
Software - 6.9%
Microsoft Corp.	21,546,400	702,411
Oracle Corp. (a)	11,607,400	238,532
Take-Two Interactive Software, Inc. (a)(d)	3,524,100	57,936
VMware, Inc. Class A (d)	67,300	3,813
		1,002,692
TOTAL INFORMATION TECHNOLOGY		4,469,134
MATERIALS - 1.8%
Chemicals - 1.5%
Monsanto Co.	1,457,400	163,870
Praxair, Inc.	810,900	65,610
		229,480
Metals & Mining - 0.3%
ArcelorMittal SA (NY Reg.) Class A	634,100	42,098
TOTAL MATERIALS		271,578
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Vodafone Group PLC sponsored ADR	2,077,900	72,311
UTILITIES - 1.4%
Electric Utilities - 1.2%
Allegheny Energy, Inc.	261,600	14,333
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
E.ON AG sponsored ADR	1,156,100	$ 70,927
Electricite de France	679,200	70,850
PPL Corp.	307,100	15,023
		171,133
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (a)	1,521,400	29,028
TOTAL UTILITIES		200,161
TOTAL COMMON STOCKS (Cost $12,819,098)		14,564,878
Money Market Funds - 2.5%

Fidelity Cash Central Fund, 3.79% (b)	90,471,425	90,471
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	279,289,000	279,289
TOTAL MONEY MARKET FUNDS (Cost $369,760)		369,760
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 1.69%, dated 1/31/08 due 2/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $8,180)	$ 8,180	8,180
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $13,197,038)		14,942,818
NET OTHER ASSETS - (2.5)%		(368,660)
NET ASSETS - 100%		$ 14,574,158
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$8,180,000 due 2/01/08 at 1.69%
Banc of America Securities LLC	$ 1,786
Barclays Capital, Inc.	2,575
ING Financial Markets LLC	3,819
$ 8,180
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,636
Fidelity Securities Lending Cash Central Fund	2,282
Total	$ 3,918
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AMN Healthcare Services, Inc.	$ 69,129	$ -	$ 57,131	$ -	$ -
Cross Country Healthcare, Inc.	50,352	-	44,669	-	-
Furniture Brands International, Inc.	19,283	23,517	610	554	41,719
IHOP Corp.	24,601	36,368	629	468	49,407
La-Z-Boy, Inc.	45,787	2,154	-	1,134	37,141
Nastech Pharmaceutical Co., Inc.	26,132	-	7,684	-	-
Total	$ 235,284	$ 62,039	$ 110,723	$ 2,156	$ 128,267
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	84.6%
Switzerland	1.8%
Netherlands Antilles	1.8%
Germany	1.7%
Taiwan	1.4%
Canada	1.4%
Bermuda	1.1%
United Kingdom	1.0%
Others (individually less than 1%)	5.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $284,521 and repurchase agreements of $8,180) - See accompanying schedule: Unaffiliated issuers (cost $12,658,307)	$ 14,444,791
Fidelity Central Funds (cost $369,760)	369,760
Other affiliated issuers (cost $168,971)	128,267
Total Investments (cost $13,197,038)		$ 14,942,818
Receivable for fund shares sold		10,367
Dividends receivable		7,816
Distributions receivable from Fidelity Central Funds		831
Prepaid expenses		53
Other receivables		600
Total assets		14,962,485

Liabilities
Payable to custodian bank	$ 9
Payable for investments purchased	87,024
Payable for fund shares redeemed	14,219
Accrued management fee	3,546
Other affiliated payables	3,274
Other payables and accrued expenses	966
Collateral on securities loaned, at value	279,289
Total liabilities		388,327

Net Assets		$ 14,574,158
Net Assets consist of:
Paid in capital		$ 12,660,111
Undistributed net investment income		10,476
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		157,781
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,745,790
Net Assets, for 363,464 shares outstanding		$ 14,574,158
Net Asset Value, offering price and redemption price per share ($14,574,158 ÷ 363,464 shares)		$ 40.10

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2008 (Unaudited)
Investment Income
Dividends (including $2,156 earned from other affiliated issuers)		$ 107,824
Interest		17
Income from Fidelity Central Funds		3,918
Total income		111,759

Expenses
Management fee Basic fee	$ 48,501
Performance adjustment	(20,669)
Transfer agent fees	19,861
Accounting and security lending fees	830
Custodian fees and expenses	187
Independent trustees' compensation	37
Registration fees	36
Audit	59
Legal	220
Interest	214
Miscellaneous	536
Total expenses before reductions	49,812
Expense reductions	(833)	48,979
Net investment income (loss)		62,780
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	700,985
Other affiliated issuers	(77,688)
Foreign currency transactions	(469)
Total net realized gain (loss)		622,828
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,088,895)
Assets and liabilities in foreign currencies	9
Total change in net unrealized appreciation (depreciation)		(1,088,886)
Net gain (loss)		(466,058)
Net increase (decrease) in net assets resulting from operations		$ (403,278)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2008 (Unaudited)	Year ended July 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 62,780	$ 145,297
Net realized gain (loss)	622,828	1,625,665
Change in net unrealized appreciation (depreciation)	(1,088,886)	1,230,855
Net increase (decrease) in net assets resulting from operations	(403,278)	3,001,817
Distributions to shareholders from net investment income	(124,380)	(110,618)
Distributions to shareholders from net realized gain	(1,882,106)	(430,992)
Total distributions	(2,006,486)	(541,610)
Share transactions Proceeds from sales of shares	857,745	2,670,983
Reinvestment of distributions	1,982,160	535,074
Cost of shares redeemed	(4,472,256)	(6,620,849)
Net increase (decrease) in net assets resulting from share transactions	(1,632,351)	(3,414,792)
Total increase (decrease) in net assets	(4,042,115)	(954,585)

Net Assets
Beginning of period	18,616,273	19,570,858
End of period (including undistributed net investment income of $10,476 and undistributed net investment income of $82,288, respectively)	$ 14,574,158	$ 18,616,273
Other Information Shares
Sold	19,155	59,925
Issued in reinvestment of distributions	45,780	12,779
Redeemed	(98,616)	(146,659)
Net increase (decrease)	(33,681)	(73,955)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 46.88	$ 41.54	$ 42.60	$ 38.72	$ 36.13	$ 33.24
Income from Investment Operations
Net investment income (loss) D	.16	.32	.23	.42G	.19	.21
Net realized and unrealized gain (loss)	(1.66)	6.19	(1.06)	3.85	2.62	2.81
Total from investment operations	(1.50)	6.51	(.83)	4.27	2.81	3.02
Distributions from net investment income	(.33)	(.24)	(.23)	(.39)	(.22)	(.13)
Distributions from net realized gain	(4.95)	(.93)	-	-	-	-
Total distributions	(5.28)	(1.17)	(.23)	(.39)	(.22)	(.13)
Net asset value, end of period	$ 40.10	$ 46.88	$ 41.54	$ 42.60	$ 38.72	$ 36.13
Total Return B,C	(3.80)%	16.02%	(1.97)%	11.08%	7.79%	9.13%
Ratios to Average Net Assets E,H
Expenses before reductions	.57% A	.60%	.63%	.66%	.68%	.71%
Expenses net of fee waivers, if any	.57% A	.60%	.63%	.66%	.68%	.71%
Expenses net of all reductions	.56% A	.59%	.61%	.64%	.67%	.69%
Net investment income (loss)	.72% A	.72%	.54%	1.05%G	.48%	.64%
Supplemental Data
Net assets, end of period (in millions)	$ 14,574	$ 18,616	$ 19,571	$ 22,881	$ 22,102	$ 19,936
Portfolio turnover rate F	93%A	87%	48%	29%	23%	24%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.20 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .56%. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Blue Chip Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Effective with the beginning of the Fund's fiscal year the Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustee compensation, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,406,355
Unrealized depreciation	(735,096)
Net unrealized appreciation (depreciation)	$ 1,671,259
Cost for federal income tax purposes	$ 13,271,559

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $8,015,943 and $11,444,804, respectively.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .32% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annualized rate of .23% of average net assets. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the Fund's transfer agent.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $107 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 43,844	4.74%	$ 214

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $25 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $2,282.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

9. Expense Reductions - continued

certain expenses on behalf of the Fund totaling $221 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $6 and $606, respectively.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

Subsequent to period end, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $1,191.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

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Fidelity Service Company, Inc.

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Fidelity®
Blue Chip Value
Fund

Semiannual Report

January 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past 6 months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks got off to a poor start in 2008, while investment-grade bonds and money markets showed positive returns, once again underscoring the importance of a diversified portfolio. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Actual	$ 1,000.00	$ 947.80	$ 4.41
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.61	$ 4.57

* Expenses are equal to the Fund's annualized expense ratio of .90%; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Bank of America Corp.	4.9	4.6
ConocoPhillips	4.5	4.2
AT&T, Inc.	3.7	5.0
American International Group, Inc.	3.7	3.5
JPMorgan Chase & Co.	3.3	2.6
General Electric Co.	3.0	3.2
Exxon Mobil Corp.	2.5	2.5
Procter & Gamble Co.	2.4	2.1
Citigroup, Inc.	2.3	4.2
Verizon Communications, Inc.	2.0	1.3
	32.3
Top Five Market Sectors as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	30.4	31.3
Energy	17.1	15.9
Industrials	9.7	10.3
Consumer Discretionary	7.9	7.8
Consumer Staples	7.1	7.3
Asset Allocation (% of fund's net assets)
As of January 31, 2008 *		As of July 31, 2007 **
	Stocks 99.4%		Stocks 99.6%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	12.6%	** Foreign investments	12.8%

Semiannual Report

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 7.9%
Automobiles - 0.2%
Renault SA	13,000	$ 1,484,024
Diversified Consumer Services - 0.3%
H&R Block, Inc.	90,100	1,736,227
Hotels, Restaurants & Leisure - 0.4%
McDonald's Corp.	42,900	2,297,295
Household Durables - 2.2%
Bassett Furniture Industries, Inc.	39,800	518,594
Black & Decker Corp.	32,300	2,343,042
Centex Corp.	87,200	2,422,416
KB Home	252,900	6,954,750
Whirlpool Corp.	15,200	1,293,672
		13,532,474
Leisure Equipment & Products - 0.7%
Brunswick Corp.	52,400	995,076
Eastman Kodak Co.	76,200	1,518,666
Mattel, Inc.	82,400	1,731,224
		4,244,966
Media - 1.5%
News Corp. Class A	161,600	3,054,240
Regal Entertainment Group Class A	96,400	1,787,256
Time Warner, Inc.	264,700	4,166,378
		9,007,874
Multiline Retail - 0.4%
Sears Holdings Corp. (a)	24,200	2,673,858
Specialty Retail - 2.0%
Advance Auto Parts, Inc.	49,200	1,755,456
Home Depot, Inc.	57,100	1,751,257
PetSmart, Inc.	63,200	1,445,384
Ross Stores, Inc.	89,400	2,606,010
Staples, Inc.	112,400	2,690,856
Williams-Sonoma, Inc.	75,100	2,018,688
		12,267,651
Textiles, Apparel & Luxury Goods - 0.2%
Liz Claiborne, Inc.	56,100	1,228,029
TOTAL CONSUMER DISCRETIONARY		48,472,398
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 7.1%
Beverages - 0.2%
Molson Coors Brewing Co. Class B	31,900	$ 1,424,973
Food & Staples Retailing - 1.0%
CVS Caremark Corp.	75,000	2,930,250
SUPERVALU, Inc.	52,200	1,569,132
Winn-Dixie Stores, Inc. (a)	98,862	1,751,835
		6,251,217
Food Products - 1.7%
Cermaq ASA	65,800	675,159
Chiquita Brands International, Inc. (a)	84,900	1,585,932
Marine Harvest ASA (a)	1,558,000	839,219
Nestle SA (Reg.)	15,608	7,020,478
		10,120,788
Household Products - 2.5%
Procter & Gamble Co.	226,600	14,944,270
Tobacco - 1.7%
Altria Group, Inc.	76,900	5,830,558
British American Tobacco PLC sponsored ADR	66,700	4,689,010
		10,519,568
TOTAL CONSUMER STAPLES		43,260,816
ENERGY - 17.1%
Energy Equipment & Services - 2.0%
Expro International Group PLC	63,800	1,183,220
Exterran Holdings, Inc. (a)	16,835	1,098,315
Nabors Industries Ltd. (a)	125,132	3,406,093
National Oilwell Varco, Inc. (a)	61,714	3,717,034
Transocean, Inc. (a)	21,355	2,618,123
		12,022,785
Oil, Gas & Consumable Fuels - 15.1%
Chesapeake Energy Corp.	56,700	2,110,941
ConocoPhillips (d)	346,200	27,806,784
CONSOL Energy, Inc.	61,300	4,474,900
EnCana Corp.	28,300	1,866,551
EOG Resources, Inc.	83,400	7,297,500
EXCO Resources, Inc. (a)	107,900	1,617,421
Exxon Mobil Corp.	173,400	14,981,760
Hess Corp.	25,300	2,297,999
Occidental Petroleum Corp.	127,700	8,666,999
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Quicksilver Resources, Inc. (a)	49,150	$ 2,793,195
Suncor Energy, Inc.	30,000	2,821,982
Ultra Petroleum Corp. (a)	97,200	6,687,360
Uranium One, Inc. (a)	85,700	596,070
Valero Energy Corp.	141,100	8,351,709
		92,371,171
TOTAL ENERGY		104,393,956
FINANCIALS - 30.4%
Capital Markets - 5.9%
Ares Capital Corp.	84,900	1,186,902
Bear Stearns Companies, Inc. (d)	43,600	3,937,080
Charles Schwab Corp.	69,732	1,555,024
Franklin Resources, Inc.	21,300	2,220,099
Goldman Sachs Group, Inc.	25,400	5,099,558
Julius Baer Holding AG	27,054	1,900,216
KKR Private Equity Investors, LP	128,479	2,152,023
KKR Private Equity Investors, LP Restricted Depositary Units (e)	7,700	128,975
Legg Mason, Inc.	22,100	1,591,200
Lehman Brothers Holdings, Inc.	182,900	11,736,693
State Street Corp.	35,044	2,877,813
T. Rowe Price Group, Inc.	32,300	1,634,057
		36,019,640
Commercial Banks - 2.0%
Associated Banc-Corp.	51,037	1,438,223
HSBC Holdings PLC sponsored ADR	33,100	2,488,458
Siam City Bank PCL NVDR	264,900	113,082
Sterling Financial Corp., Washington	65,900	1,172,361
UniCredit SpA	219,300	1,619,606
Wachovia Corp.	140,442	5,467,407
		12,299,137
Consumer Finance - 0.7%
Capital One Financial Corp.	45,500	2,493,855
Discover Financial Services	106,600	1,865,500
		4,359,355
Diversified Financial Services - 10.5%
Bank of America Corp.	680,716	30,189,755
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.	499,400	$ 14,093,068
JPMorgan Chase & Co.	420,152	19,978,228
		64,261,051
Insurance - 7.9%
ACE Ltd.	97,380	5,681,149
Admiral Group PLC	56,800	1,119,262
AMBAC Financial Group, Inc.	22,915	268,564
American International Group, Inc.	406,800	22,439,088
Argo Group International Holdings, Ltd. (a)	42,988	1,755,630
Hartford Financial Services Group, Inc.	51,500	4,159,655
IPC Holdings Ltd.	102,032	2,625,283
LandAmerica Financial Group, Inc.	26,700	1,392,672
MBIA, Inc.	37,900	587,450
Montpelier Re Holdings Ltd.	88,200	1,511,748
Principal Financial Group, Inc.	45,900	2,736,099
The Travelers Companies, Inc.	79,400	3,819,140
		48,095,740
Real Estate Investment Trusts - 1.1%
Alexandria Real Estate Equities, Inc.	22,600	2,219,998
Annaly Capital Management, Inc.	99,200	1,956,224
General Growth Properties, Inc.	31,600	1,154,032
Home Properties, Inc.	32,000	1,535,680
		6,865,934
Real Estate Management & Development - 0.6%
CB Richard Ellis Group, Inc. Class A (a)	178,200	3,458,862
Thrifts & Mortgage Finance - 1.7%
Countrywide Financial Corp.	55,600	386,976
Fannie Mae	103,940	3,519,408
FirstFed Financial Corp. (a)(d)	42,200	1,770,290
New York Community Bancorp, Inc.	116,700	2,164,785
Washington Federal, Inc.	98,536	2,406,249
		10,247,708
TOTAL FINANCIALS		185,607,427
HEALTH CARE - 5.7%
Biotechnology - 1.2%
Amgen, Inc. (a)	103,600	4,826,724
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Biogen Idec, Inc. (a)	24,300	$ 1,481,085
Cephalon, Inc. (a)	20,500	1,345,415
		7,653,224
Health Care Equipment & Supplies - 2.0%
Becton, Dickinson & Co.	17,500	1,514,275
Boston Scientific Corp. (a)	147,400	1,787,962
C.R. Bard, Inc.	18,400	1,776,888
Covidien Ltd.	68,085	3,038,634
Medtronic, Inc.	84,400	3,930,508
		12,048,267
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc. (a)	29,600	1,524,104
Pharmaceuticals - 2.3%
Johnson & Johnson	86,200	5,453,012
Merck & Co., Inc.	112,400	5,201,872
Schering-Plough Corp.	73,900	1,446,223
Wyeth	44,100	1,755,180
		13,856,287
TOTAL HEALTH CARE		35,081,882
INDUSTRIALS - 9.7%
Aerospace & Defense - 2.6%
Honeywell International, Inc.	116,060	6,855,664
Raytheon Co.	28,600	1,863,004
United Technologies Corp.	94,300	6,922,563
		15,641,231
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	32,200	2,355,752
Airlines - 0.2%
Delta Air Lines, Inc. (a)	60,900	1,024,947
US Airways Group, Inc. (a)	26,200	361,822
		1,386,769
Building Products - 0.2%
Masco Corp.	56,700	1,300,131
Commercial Services & Supplies - 0.7%
Allied Waste Industries, Inc. (a)	200,400	1,973,940
The Brink's Co.	39,700	2,407,011
		4,380,951
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 0.2%
URS Corp. (a)	32,100	$ 1,409,190
Industrial Conglomerates - 3.7%
General Electric Co.	509,850	18,053,789
Siemens AG sponsored ADR	33,700	4,374,260
		22,428,049
Machinery - 0.8%
Ingersoll-Rand Co. Ltd. Class A	46,600	1,841,632
Oshkosh Truck Co.	37,700	1,725,152
Sulzer AG (Reg.)	1,185	1,253,090
		4,819,874
Road & Rail - 0.9%
Knight Transportation, Inc.	171,000	2,934,360
Ryder System, Inc.	46,300	2,410,378
		5,344,738
TOTAL INDUSTRIALS		59,066,685
INFORMATION TECHNOLOGY - 5.8%
Communications Equipment - 0.7%
Alcatel-Lucent SA sponsored ADR	147,300	932,409
Comverse Technology, Inc. (a)	68,700	1,123,245
Motorola, Inc.	185,300	2,136,509
		4,192,163
Computers & Peripherals - 2.0%
Hewlett-Packard Co.	179,300	7,844,375
International Business Machines Corp.	24,900	2,672,766
NCR Corp. (a)	78,100	1,677,588
		12,194,729
Electronic Equipment & Instruments - 1.4%
Agilent Technologies, Inc. (a)	52,400	1,776,884
Amphenol Corp. Class A	9,400	375,436
Avnet, Inc. (a)	53,100	1,890,891
Flextronics International Ltd. (a)	138,100	1,615,770
Motech Industries, Inc.	191,713	1,144,579
Tyco Electronics Ltd.	57,585	1,946,949
		8,750,509
Internet Software & Services - 0.3%
VeriSign, Inc. (a)	50,000	1,696,000
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 0.5%
The Western Union Co.	85,600	$ 1,917,440
Unisys Corp. (a)	255,300	1,062,048
		2,979,488
Semiconductors & Semiconductor Equipment - 0.9%
Analog Devices, Inc.	33,800	958,568
Applied Materials, Inc.	79,500	1,424,640
Atmel Corp. (a)	156,200	493,592
Maxim Integrated Products, Inc.	61,000	1,199,260
Novellus Systems, Inc. (a)	55,400	1,316,304
ON Semiconductor Corp. (a)	23,100	149,688
		5,542,052
TOTAL INFORMATION TECHNOLOGY		35,354,941
MATERIALS - 3.7%
Chemicals - 0.6%
Agrium, Inc.	23,400	1,509,557
Albemarle Corp.	45,290	1,642,215
Chemtura Corp.	93,500	626,450
		3,778,222
Containers & Packaging - 0.1%
Temple-Inland, Inc.	35,600	667,500
Metals & Mining - 3.0%
Alcoa, Inc.	114,500	3,789,950
Allegheny Technologies, Inc.	11,900	837,760
ArcelorMittal SA (NY Reg.) Class A	36,500	2,423,235
Carpenter Technology Corp.	30,700	1,892,348
Freeport-McMoRan Copper & Gold, Inc. Class B	28,000	2,492,840
Goldcorp, Inc.	28,300	1,052,984
Lihir Gold Ltd. (a)	448,526	1,496,076
Newcrest Mining Ltd.	53,491	1,675,337
Randgold Resources Ltd. sponsored ADR	29,400	1,402,674
Reliance Steel & Aluminum Co.	25,400	1,249,934
		18,313,138
TOTAL MATERIALS		22,758,860
TELECOMMUNICATION SERVICES - 6.6%
Diversified Telecommunication Services - 6.4%
AT&T, Inc.	587,710	22,620,958
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Cincinnati Bell, Inc. (a)	308,800	$ 1,198,144
Embarq Corp.	27,400	1,241,220
Qwest Communications International, Inc.	314,100	1,846,908
Verizon Communications, Inc.	318,273	12,361,723
		39,268,953
Wireless Telecommunication Services - 0.2%
American Tower Corp. Class A (a)	35,200	1,321,056
TOTAL TELECOMMUNICATION SERVICES		40,590,009
UTILITIES - 5.4%
Electric Utilities - 2.9%
E.ON AG sponsored ADR	31,000	1,901,850
Edison International	48,300	2,519,328
Entergy Corp.	50,600	5,473,908
PPL Corp.	95,300	4,662,076
Reliant Energy, Inc. (a)	135,000	2,871,450
		17,428,612
Independent Power Producers & Energy Traders - 1.9%
AES Corp. (a)	100,800	1,923,264
Constellation Energy Group, Inc.	76,000	7,140,960
NRG Energy, Inc. (a)	71,800	2,770,762
		11,834,986
Multi-Utilities - 0.6%
CMS Energy Corp.	101,900	1,596,773
Sempra Energy	36,000	2,012,400
		3,609,173
TOTAL UTILITIES		32,872,771
TOTAL COMMON STOCKS (Cost $605,459,636)		607,459,745
Money Market Funds - 3.2%
	Shares	Value
Fidelity Cash Central Fund, 3.79% (b)	4,299,733	$ 4,299,733
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	15,213,100	15,213,100
TOTAL MONEY MARKET FUNDS (Cost $19,512,833)		19,512,833
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $624,972,469)		626,972,578
NET OTHER ASSETS - (2.6)%		(15,713,977)
NET ASSETS - 100%		$ 611,258,601
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $128,975 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 62,203
Fidelity Securities Lending Cash Central Fund	66,432
Total	$ 128,635
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	87.4%
Canada	2.4%
United Kingdom	2.1%
Bermuda	2.1%
Switzerland	1.7%
Germany	1.0%
Others (individually less than 1%)	3.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $15,147,508) - See accompanying schedule: Unaffiliated issuers (cost $605,459,636)	$ 607,459,745
Fidelity Central Funds (cost $19,512,833)	19,512,833
Total Investments (cost $624,972,469)		$ 626,972,578
Receivable for investments sold		514,024
Receivable for fund shares sold		738,374
Dividends receivable		885,092
Distributions receivable from Fidelity Central Funds		15,092
Prepaid expenses		2,127
Other receivables		1,661
Total assets		629,128,948

Liabilities
Payable for investments purchased	$ 1,224,517
Payable for fund shares redeemed	928,354
Accrued management fee	282,061
Other affiliated payables	172,017
Other payables and accrued expenses	50,298
Collateral on securities loaned, at value	15,213,100
Total liabilities		17,870,347

Net Assets		$ 611,258,601
Net Assets consist of:
Paid in capital		$ 626,504,454
Undistributed net investment income		652,485
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(17,903,095)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,004,757
Net Assets, for 44,147,003 shares outstanding		$ 611,258,601
Net Asset Value, offering price and redemption price per share ($611,258,601 ÷ 44,147,003 shares)		$ 13.85

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements (Unaudited) - continued

Statement of Operations

	Six months ended January 31, 2008 (Unaudited)
Investment Income
Dividends		$ 7,622,561
Interest		15
Income from Fidelity Central Funds		128,635
Total income		7,751,211

Expenses
Management fee Basic fee	$ 1,958,505
Performance adjustment	27,427
Transfer agent fees	946,787
Accounting and security lending fees	126,851
Custodian fees and expenses	21,240
Independent trustees' compensation	1,462
Registration fees	21,943
Audit	34,127
Legal	1,868
Interest	12,367
Miscellaneous	20,632
Total expenses before reductions	3,173,209
Expense reductions	(11,548)	3,161,661
Net investment income (loss)		4,589,550
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(10,375,316)
Foreign currency transactions	1,481
Total net realized gain (loss)		(10,373,835)
Change in net unrealized appreciation (depreciation) on: Investment securities	(30,223,886)
Assets and liabilities in foreign currencies	4,058
Total change in net unrealized appreciation (depreciation)		(30,219,828)
Net gain (loss)		(40,593,663)
Net increase (decrease) in net assets resulting from operations		$ (36,004,113)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2008 (Unaudited)	Year ended July 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,589,550	$ 5,883,894
Net realized gain (loss)	(10,373,835)	35,772,706
Change in net unrealized appreciation (depreciation)	(30,219,828)	5,245,913
Net increase (decrease) in net assets resulting from operations	(36,004,113)	46,902,513
Distributions to shareholders from net investment income	(7,478,439)	(2,803,432)
Distributions to shareholders from net realized gain	(31,750,790)	(12,620,941)
Total distributions	(39,229,229)	(15,424,373)
Share transactions Proceeds from sales of shares	149,529,009	640,676,434
Reinvestment of distributions	37,874,830	14,852,830
Cost of shares redeemed	(232,263,378)	(228,357,433)
Net increase (decrease) in net assets resulting from share transactions	(44,859,539)	427,171,831
Total increase (decrease) in net assets	(120,092,881)	458,649,971

Net Assets
Beginning of period	731,351,482	272,701,511
End of period (including undistributed net investment income of $652,485 and undistributed net investment income of $4,072,223, respectively)	$ 611,258,601	$ 731,351,482
Other Information Shares
Sold	9,992,188	41,940,771
Issued in reinvestment of distributions	2,583,422	1,040,054
Redeemed	(15,743,991)	(15,217,485)
Net increase (decrease)	(3,168,381)	27,763,340

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.46	$ 13.95	$ 13.21	$ 11.24	$ 9.73	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10	.19	.10	.11	.05	- I
Net realized and unrealized gain (loss)	(.87)	2.05	.95	2.03	1.52	(.27)
Total from investment operations	(.77)	2.24	1.05	2.14	1.57	(.27)
Distributions from net investment income	(.16)	(.13)	(.08)	(.09)	(.02)	-
Distributions from net realized gain	(.68)	(.60)	(.23)	(.08)	(.04)	-
Total distributions	(.84)	(.73)	(.31)	(.17)	(.06)	-
Net asset value, end of period	$ 13.85	$ 15.46	$ 13.95	$ 13.21	$ 11.24	$ 9.73
Total Return B,C	(5.22)%	16.60%	8.05%	19.20%	16.16%	(2.70)%
Ratios to Average Net Assets E,H
Expenses before reductions	.90% A	.87%	.94%	.97%	1.17%	3.37%A
Expenses net of fee waivers, if any	.90% A	.87%	.94%	.97%	1.17%	1.50%A
Expenses net of all reductions	.90% A	.87%	.93%	.93%	1.13%	1.50%A
Net investment income (loss)	1.30% A	1.25%	.76%	.85%	.50%	.41%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 611,259	$ 731,351	$ 272,702	$ 182,071	$ 68,541	$ 18,582
Portfolio turnover rate F	56% A	92%	74%	81%	111%	84%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period June 17, 2003 (commencement of operations) to July 31, 2003. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2008 (Unaudited)

1. Organization.

Fidelity Blue Chip Value Fund (the Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Effective with the beginning of the Fund's fiscal year, the Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 64,399,563
Unrealized depreciation	(65,094,405)
Net unrealized appreciation (depreciation)	$ (694,842)
Cost for federal income tax purposes	$ 627,667,420

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $196,713,881 and $277,337,584, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annualized rate of .27% of average net assets. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also as affiliate of FMR was the Fund's transfer agent.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $6,550 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 8,535,083	4.35%	$ 12,367

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $921 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $66,432.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,840 for the period. In addition, through arrangements with the Fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's transfer agent expenses by $7,708.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also

Semiannual Report

10. Other - continued

enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

Subsequent to period end, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $9,325.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

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(automated graphic)    Automated line for quickest service

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(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®
Dividend Growth
Fund

Semiannual Report

January 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks got off to a poor start in 2008, while investment-grade bonds and money markets showed positive returns, once again underscoring the importance of a diversified portfolio. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a share-holder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indi-rectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Actual	$ 1,000.00	$ 924.70	$ 3.10
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,021.92	$ 3.25

* Expenses are equal to the Fund's annualized expense ratio of .64%; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Cardinal Health, Inc.	6.8	7.0
Johnson & Johnson	6.5	5.6
American International Group, Inc.	5.8	6.0
Bank of America Corp.	4.9	5.0
Time Warner, Inc.	3.8	2.7
ConocoPhillips	3.2	1.1
Wyeth	3.1	3.7
Microsoft Corp.	2.8	2.2
Citigroup, Inc.	2.6	0.3
Hewlett-Packard Co.	2.5	1.4
	42.0
Top Five Market Sectors as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.3	21.8
Information Technology	19.5	19.0
Health Care	18.3	18.6
Consumer Discretionary	12.2	11.3
Energy	8.4	6.3
Asset Allocation (% of fund's net assets)
As of January 31, 2008 *		As of July 31, 2007 **
	Stocks 96.7%		Stocks 96.8%
	Convertible Securities 0.5%		Convertible Securities 0.6%
	Short-Term Investments and Net Other Assets 2.8%		Short-Term Investments and Net Other Assets 2.6%
* Foreign investments	4.4%	** Foreign investments	3.4%

Semiannual Report

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.1%
Automobiles - 0.2%
Ford Motor Co. (a)	3,415,974	$ 22,682
Media - 7.0%
Clear Channel Communications, Inc.	3,118,735	95,776
Comcast Corp. Class A (special) (non-vtg.) (a)	1,000,000	17,990
Omnicom Group, Inc.	3,007,050	136,430
The Walt Disney Co.	4,383,600	131,201
Time Warner Cable, Inc. (a)	336,238	8,460
Time Warner, Inc.	29,587,800	465,712
		855,569
Multiline Retail - 2.2%
Kohl's Corp. (a)	1,979,600	90,349
Target Corp.	3,095,564	172,051
		262,400
Specialty Retail - 2.7%
Gap, Inc.	818,400	15,648
Home Depot, Inc.	8,209,368	251,781
Staples, Inc.	2,729,682	65,349
		332,778
TOTAL CONSUMER DISCRETIONARY		1,473,429
CONSUMER STAPLES - 4.0%
Food & Staples Retailing - 3.0%
CVS Caremark Corp.	6,015,900	235,041
Sysco Corp.	1,000,000	29,050
Wal-Mart Stores, Inc.	2,121,947	107,965
		372,056
Household Products - 0.9%
Kimberly-Clark Corp.	696,700	45,738
Procter & Gamble Co.	948,546	62,557
		108,295
Tobacco - 0.1%
Altria Group, Inc.	138,800	10,524
TOTAL CONSUMER STAPLES		490,875
ENERGY - 8.4%
Energy Equipment & Services - 2.6%
Diamond Offshore Drilling, Inc.	552,500	62,394
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Nabors Industries Ltd. (a)	3,992,082	$ 108,664
Patterson-UTI Energy, Inc.	597,212	11,693
Schlumberger Ltd. (NY Shares)	150,000	11,319
Transocean, Inc. (a)	970,907	119,033
		313,103
Oil, Gas & Consumable Fuels - 5.8%
Chesapeake Energy Corp.	2,218,200	82,584
ConocoPhillips	4,934,325	396,325
Copano Energy LLC	200,000	7,068
EOG Resources, Inc.	288,200	25,218
Quicksilver Resources, Inc. (a)	476,900	27,102
Ultra Petroleum Corp. (a)	834,300	57,400
Valero Energy Corp.	1,477,945	87,480
XTO Energy, Inc.	459,875	23,886
		707,063
TOTAL ENERGY		1,020,166
FINANCIALS - 22.3%
Capital Markets - 2.5%
Bank of New York Mellon Corp.	1,529,607	71,326
Franklin Resources, Inc.	650,300	67,781
Goldman Sachs Group, Inc.	332,600	66,776
KKR Private Equity Investors, LP	605,700	10,145
KKR Private Equity Investors, LP Restricted Depositary Units (e)	2,296,400	38,465
State Street Corp.	641,200	52,655
		307,148
Commercial Banks - 2.4%
PNC Financial Services Group, Inc.	4,503,207	295,500
Consumer Finance - 0.5%
American Express Co.	1,280,400	63,149
Diversified Financial Services - 7.5%
Bank of America Corp.	13,503,503	598,880
Citigroup, Inc.	10,977,795	309,793
		908,673
Insurance - 9.3%
ACE Ltd.	397,500	23,190
American International Group, Inc.	12,767,600	704,261
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Hartford Financial Services Group, Inc. (d)	3,528,220	$ 284,974
MetLife, Inc.	2,082,400	122,799
		1,135,224
Thrifts & Mortgage Finance - 0.1%
Fannie Mae	254,433	8,615
TOTAL FINANCIALS		2,718,309
HEALTH CARE - 18.3%
Health Care Equipment & Supplies - 0.5%
Boston Scientific Corp. (a)	1,497,800	18,168
Medtronic, Inc.	904,100	42,104
		60,272
Health Care Providers & Services - 6.8%
Cardinal Health, Inc.	14,268,496	827,147
UnitedHealth Group, Inc.	39,200	1,993
		829,140
Pharmaceuticals - 11.0%
Johnson & Johnson (d)	12,458,632	788,133
Merck & Co., Inc.	2,041,305	94,472
Schering-Plough Corp.	4,112,130	80,474
Wyeth	9,524,260	379,066
		1,342,145
TOTAL HEALTH CARE		2,231,557
INDUSTRIALS - 7.8%
Aerospace & Defense - 2.5%
General Dynamics Corp.	599,455	50,630
Honeywell International, Inc.	2,853,200	168,539
Raytheon Co.	1,273,900	82,982
		302,151
Air Freight & Logistics - 0.8%
FedEx Corp.	250,300	23,398
United Parcel Service, Inc. Class B	1,053,190	77,051
		100,449
Airlines - 0.4%
AMR Corp. (a)	3,712,300	51,749
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.5%
Cooper Industries Ltd. Class A	1,385,133	$ 61,694
Industrial Conglomerates - 2.2%
3M Co.	229,800	18,304
General Electric Co.	6,914,585	244,845
		263,149
Machinery - 1.2%
Illinois Tool Works, Inc.	1,896,574	95,587
Ingersoll-Rand Co. Ltd. Class A	1,240,100	49,009
		144,596
Road & Rail - 0.2%
Ryder System, Inc.	400,000	20,824
TOTAL INDUSTRIALS		944,612
INFORMATION TECHNOLOGY - 19.5%
Communications Equipment - 5.1%
Cisco Systems, Inc. (a)	12,187,100	298,584
Motorola, Inc.	23,915,420	275,745
QUALCOMM, Inc.	1,012,200	42,938
		617,267
Computers & Peripherals - 3.6%
EMC Corp. (a)	2,506,300	39,775
Hewlett-Packard Co.	6,900,200	301,884
International Business Machines Corp.	838,319	89,985
		431,644
Electronic Equipment & Instruments - 0.5%
Tyco Electronics Ltd.	1,951,972	65,996
IT Services - 2.5%
Accenture Ltd. Class A	5,566,060	192,697
The Western Union Co.	4,869,194	109,070
		301,767
Semiconductors & Semiconductor Equipment - 3.5%
Analog Devices, Inc.	1,429,400	40,538
Applied Materials, Inc.	4,359,600	78,124
Intel Corp.	7,401,400	156,910
Lam Research Corp. (a)	1,028,593	39,488
Linear Technology Corp. (d)	2,279,619	63,077
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
National Semiconductor Corp.	1,372,777	$ 25,300
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,558,969	23,747
		427,184
Software - 4.3%
Microsoft Corp.	10,525,687	343,137
Oracle Corp. (a)	8,942,400	183,766
		526,903
TOTAL INFORMATION TECHNOLOGY		2,370,761
TELECOMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 4.1%
AT&T, Inc.	6,032,246	232,181
Qwest Communications International, Inc.	9,662,157	56,813
Verizon Communications, Inc.	5,388,532	209,291
		498,285
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp.	2,337,686	24,616
TOTAL TELECOMMUNICATION SERVICES		522,901
TOTAL COMMON STOCKS (Cost $10,877,979)		11,772,610
Convertible Bonds - 0.5%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Ford Motor Co. 4.25% 12/15/36	$ 12,030	11,907
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Qwest Communications International, Inc. 3.5% 11/15/25	36,750	44,346
TOTAL CONVERTIBLE BONDS (Cost $48,780)		56,253
Money Market Funds - 3.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 3.79% (b)	335,819,306	$ 335,819
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	59,707,000	59,707
TOTAL MONEY MARKET FUNDS (Cost $395,526)		395,526
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $11,322,285)		12,224,389
NET OTHER ASSETS - (0.4)%		(44,767)
NET ASSETS - 100%		$ 12,179,622
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $38,465,000 or 0.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 9,704
Fidelity Securities Lending Cash Central Fund	117
Total	$ 9,821

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $59,354) - See accompanying schedule: Unaffiliated issuers (cost $10,926,759)	$ 11,828,863
Fidelity Central Funds (cost $395,526)	395,526
Total Investments (cost $11,322,285)		$ 12,224,389
Receivable for investments sold		114,801
Receivable for fund shares sold		9,205
Dividends receivable		11,976
Interest receivable		332
Distributions receivable from Fidelity Central Funds		1,325
Prepaid expenses		47
Other receivables		238
Total assets		12,362,313

Liabilities
Payable for investments purchased	$ 97,988
Payable for fund shares redeemed	17,616
Accrued management fee	3,889
Other affiliated payables	2,814
Other payables and accrued expenses	677
Collateral on securities loaned, at value	59,707
Total liabilities		182,691

Net Assets		$ 12,179,622
Net Assets consist of:
Paid in capital		$ 10,854,431
Undistributed net investment income		18,039
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		405,043
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		902,109
Net Assets, for 438,415 shares outstanding		$ 12,179,622
Net Asset Value, offering price and redemption price per share ($12,179,622 ÷ 438,415 shares)		$ 27.78

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2008 (Unaudited)
Investment Income
Dividends		$ 151,460
Interest		1,003
Income from Fidelity Central Funds		9,821
Total income		162,284

Expenses
Management fee Basic fee	$ 42,608
Performance adjustment	(11,588)
Transfer agent fees	16,861
Accounting and security lending fees	761
Custodian fees and expenses	116
Independent trustees' compensation	33
Registration fees	40
Audit	57
Legal	48
Miscellaneous	467
Total expenses before reductions	49,403
Expense reductions	(376)	49,027
Net investment income (loss)		113,257
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	729,567
Futures contracts	(21,604)
Total net realized gain (loss)		707,963
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,891,672)
Assets and liabilities in foreign currencies	5
Total change in net unrealized appreciation (depreciation)		(1,891,667)
Net gain (loss)		(1,183,704)
Net increase (decrease) in net assets resulting from operations		$ (1,070,447)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2008 (Unaudited)	Year ended July 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 113,257	$ 271,266
Net realized gain (loss)	707,963	1,153,624
Change in net unrealized appreciation (depreciation)	(1,891,667)	986,456
Net increase (decrease) in net assets resulting from operations	(1,070,447)	2,411,346
Distributions to shareholders from net investment income	(220,835)	(237,313)
Distributions to shareholders from net realized gain	(1,096,480)	(431,005)
Total distributions	(1,317,315)	(668,318)
Share transactions Proceeds from sales of shares	910,417	2,819,194
Reinvestment of distributions	1,277,082	650,322
Cost of shares redeemed	(3,884,777)	(4,470,484)
Net increase (decrease) in net assets resulting from share transactions	(1,697,278)	(1,000,968)
Total increase (decrease) in net assets	(4,085,040)	742,060

Net Assets
Beginning of period	16,264,662	15,522,602
End of period (including undistributed net investment income of $18,039 and undistributed net investment income of $139,799, respectively)	$ 12,179,622	$ 16,264,662
Other Information Shares
Sold	29,515	88,615
Issued in reinvestment of distributions	41,883	21,336
Redeemed	(129,898)	(139,296)
Net increase (decrease)	(58,500)	(29,345)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 32.73	$ 29.50	$ 28.85	$ 26.58	$ 24.76	$ 22.20
Income from Investment Operations
Net investment income (loss) D	.23	.52 G	.35	.45 H	.20	.22
Net realized and unrealized gain (loss)	(2.50)	3.98	.99	2.21	1.84	2.56
Total from investment operations	(2.27)	4.50	1.34	2.66	2.04	2.78
Distributions from net investment income	(.45)	(.45)	(.31)	(.39)	(.22)	(.22)
Distributions from net realized gain	(2.23)	(.82)	(.38)	-	-	-
Total distributions	(2.68)	(1.27)	(.69)	(.39)	(.22)	(.22)
Net asset value, end of period	$ 27.78	$ 32.73	$ 29.50	$ 28.85	$ 26.58	$ 24.76
Total Return B,C	(7.53)%	15.62%	4.73%	10.08%	8.27%	12.63%
Ratios to Average Net Assets E,I
Expenses before reductions	.64% A	.61%	.60%	.68%	.90%	1.05%
Expenses net of fee waivers, if any	.64% A	.61%	.60%	.68%	.90%	1.05%
Expenses net of all reductions	.64% A	.60%	.59%	.66%	.89%	1.02%
Net investment income (loss)	1.48% A	1.62% G	1.21%	1.64% H	.75%	.94%
Supplemental Data
Net assets, end of period (in millions)	$ 12,180	$ 16,265	$ 15,523	$ 17,399	$ 18,387	$ 15,737
Portfolio turnover rate F	46% A	36%	30%	26%	37%	51%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.40%. H Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.06%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Dividend Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Effective with the beginning of the Fund's fiscal year the Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,755,498
Unrealized depreciation	(883,414)
Net unrealized appreciation (depreciation)	$ 872,084
Cost for federal income tax purposes	$ 11,352,305

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,427,178 and $6,287,279, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

management fee rate, including the performance adjustment, was .40% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annualized rate of .22% of average net assets. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the Fund's transfer agent.

Accounting and Security Lending Fees. FIIOC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FIIOC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $58 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $22 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $117.

9. Expense Reductions.

In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $5 and $371, respectively.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

Subsequent to period end, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $1,580.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity International Investment
Advisors

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.,
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST ®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

DGF-USAN-0308
1.789283.105

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®
Growth & Income
Portfolio

Semiannual Report

January 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks got off to a poor start in 2008, while investment-grade bonds and money markets showed positive returns, once again underscoring the importance of a diversified portfolio. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Actual	$ 1,000.00	$ 934.20	$ 3.26
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,021.77	$ 3.40

* Expenses are equal to the Fund's annualized expense ratio of .67%; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
American International Group, Inc.	6.4	6.2
General Electric Co.	5.5	6.1
Bank of America Corp.	5.4	5.2
Wachovia Corp.	4.4	3.7
Procter & Gamble Co.	3.0	3.6
JPMorgan Chase & Co.	3.0	2.6
Google, Inc. Class A (sub. vtg.)	2.3	3.1
Staples, Inc.	2.2	1.6
Home Depot, Inc.	2.0	3.3
Hewlett-Packard Co.	1.8	0.0
	36.0
Top Five Market Sectors as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	33.3	30.2
Industrials	12.3	11.2
Information Technology	12.3	11.4
Energy	12.2	12.3
Health Care	12.0	11.8
Asset Allocation (% of fund's net assets)
As of January 31, 2008 *		As of July 31, 2007 * *
	Stocks 99.4%		Stocks 99.2%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets 0.8%
* Foreign investments	18.8%	* * Foreign investments	20.3%

Semiannual Report

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.6%
Diversified Consumer Services - 0.6%
Apollo Group, Inc. Class A (non-vtg.) (a)	1,350,000	$ 107,649
Hotels, Restaurants & Leisure - 0.7%
Starbucks Corp. (a)(d)	6,500,000	122,915
Household Durables - 2.9%
Centex Corp.	2,000,000	55,560
D.R. Horton, Inc.	6,500,000	112,125
KB Home (d)	3,800,000	104,500
Ryland Group, Inc. (d)(e)	2,900,000	97,759
Standard Pacific Corp. (d)(e)	4,000,000	15,240
Toll Brothers, Inc. (a)(d)	4,500,000	104,760
		489,944
Media - 2.4%
Cablevision Systems Corp. - NY Group Class A (a)	1,500,000	35,220
Comcast Corp. Class A (a)	11,800,000	214,288
Focus Media Holding Ltd. ADR (a)(d)	1,600,000	76,880
Grupo Televisa SA de CV (CPO) sponsored ADR	3,900,000	86,931
		413,319
Multiline Retail - 0.8%
Kohl's Corp. (a)	3,000,000	136,920
Specialty Retail - 4.2%
Home Depot, Inc.	11,000,000	337,370
Staples, Inc.	16,000,000	383,040
		720,410
TOTAL CONSUMER DISCRETIONARY		1,991,157
CONSUMER STAPLES - 5.2%
Food & Staples Retailing - 1.6%
CVS Caremark Corp.	5,300,000	207,071
X5 Retail Group NV GDR (a)(f)	2,000,000	64,200
		271,271
Food Products - 0.6%
Nestle SA (Reg.)	225,000	101,205
Household Products - 3.0%
Procter & Gamble Co.	7,900,000	521,005
TOTAL CONSUMER STAPLES		893,481
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 12.2%
Energy Equipment & Services - 2.1%
National Oilwell Varco, Inc. (a)	1,000,000	$ 60,230
Schlumberger Ltd. (NY Shares)	2,600,000	196,196
Smith International, Inc.	800,000	43,368
Weatherford International Ltd. (a)	900,000	55,629
		355,423
Oil, Gas & Consumable Fuels - 10.1%
Canadian Natural Resources Ltd.	3,300,000	211,143
Chesapeake Energy Corp.	6,500,000	241,995
EOG Resources, Inc.	3,200,000	280,000
Occidental Petroleum Corp.	3,200,000	217,184
Petroplus Holdings AG (a)	1,300,000	80,046
Plains Exploration & Production Co. (a)	2,700,000	131,328
Ultra Petroleum Corp. (a)	1,860,992	128,036
Valero Energy Corp.	5,000,000	295,950
XTO Energy, Inc.	3,000,000	155,820
		1,741,502
TOTAL ENERGY		2,096,925
FINANCIALS - 33.3%
Capital Markets - 5.8%
AP Alternative Assets, L.P. Restricted Depositary Units (a)(f)	4,454,200	64,586
KKR Private Equity Investors, LP	3,874,500	64,898
KKR Private Equity Investors, LP Restricted Depositary Units (f)	6,842,100	114,605
Lehman Brothers Holdings, Inc.	4,800,000	308,016
Morgan Stanley	3,500,000	173,005
State Street Corp.	2,100,000	172,452
UBS AG (NY Shares)	2,500,000	103,225
		1,000,787
Commercial Banks - 5.0%
Erste Bank AG	1,750,000	95,185
Wachovia Corp.	19,600,000	763,028
		858,213
Consumer Finance - 1.5%
American Express Co.	3,200,000	157,824
Capital One Financial Corp.	1,900,000	104,139
		261,963
Diversified Financial Services - 9.1%
African Bank Investments Ltd.	15,000,000	56,534
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Bank of America Corp. (d)	21,000,000	$ 931,350
JPMorgan Chase & Co.	10,700,000	508,785
Moody's Corp. (d)	1,700,000	59,483
		1,556,152
Insurance - 10.7%
ACE Ltd.	1,900,000	110,846
AMBAC Financial Group, Inc. (d)(e)	5,950,000	69,734
American International Group, Inc.	19,900,000	1,097,683
Assured Guaranty Ltd.	2,800,000	66,248
Hartford Financial Services Group, Inc.	1,900,000	153,463
RenaissanceRe Holdings Ltd.	2,750,000	156,723
W.R. Berkley Corp.	3,469,943	105,000
XL Capital Ltd. Class A	1,800,000	81,000
		1,840,697
Real Estate Management & Development - 0.4%
CB Richard Ellis Group, Inc. Class A (a)	3,800,000	73,758
Thrifts & Mortgage Finance - 0.8%
Fannie Mae	1,067,600	36,149
MGIC Investment Corp. (d)(e)	4,100,000	75,850
Radian Group, Inc. (d)	2,500,000	22,850
		134,849
TOTAL FINANCIALS		5,726,419
HEALTH CARE - 12.0%
Biotechnology - 3.8%
Amgen, Inc. (a)	4,100,000	191,019
Celgene Corp. (a)	1,600,000	89,776
Cephalon, Inc. (a)(d)	1,500,000	98,445
Genentech, Inc. (a)	1,800,000	126,342
MannKind Corp. (a)(d)	3,500,000	27,650
Myriad Genetics, Inc. (a)(d)	1,200,000	51,612
Vertex Pharmaceuticals, Inc. (a)	3,400,000	69,224
		654,068
Health Care Equipment & Supplies - 1.0%
Becton, Dickinson & Co.	1,100,000	95,183
C.R. Bard, Inc.	900,000	86,913
		182,096
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 1.7%
Cardinal Health, Inc.	2,500,000	$ 144,925
UnitedHealth Group, Inc.	2,900,000	147,436
		292,361
Life Sciences Tools & Services - 0.7%
Illumina, Inc. (a)(d)	1,900,000	121,030
Pharmaceuticals - 4.8%
Allergan, Inc.	2,500,000	167,975
Elan Corp. PLC sponsored ADR (a)	6,800,000	172,788
Johnson & Johnson	4,100,000	259,366
Roche Holding AG (participation certificate)	700,000	128,044
Sirtris Pharmaceuticals, Inc. (d)(e)	1,700,000	20,502
Teva Pharmaceutical Industries Ltd. sponsored ADR (d)	1,600,000	73,664
		822,339
TOTAL HEALTH CARE		2,071,894
INDUSTRIALS - 12.3%
Aerospace & Defense - 1.5%
Honeywell International, Inc.	4,550,000	268,769
Airlines - 0.5%
UAL Corp.	2,200,000	83,490
Commercial Services & Supplies - 1.4%
Robert Half International, Inc. (d)(e)	8,500,000	236,130
Electrical Equipment - 1.9%
Evergreen Solar, Inc. (a)(e)	5,200,000	63,388
Q-Cells AG (a)	650,000	61,164
Renewable Energy Corp. AS (a)	1,400,000	36,600
SolarWorld AG	1,300,000	57,646
Sunpower Corp. Class A (a)(d)	800,000	55,272
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	950,000	51,994
		326,064
Industrial Conglomerates - 5.5%
General Electric Co.	26,600,000	941,906
Machinery - 1.1%
Illinois Tool Works, Inc.	3,800,000	191,520
Road & Rail - 0.4%
Ryder System, Inc.	1,400,000	72,884
TOTAL INDUSTRIALS		2,120,763
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 12.3%
Communications Equipment - 1.0%
Corning, Inc.	7,000,000	$ 168,490
Computers & Peripherals - 1.8%
Hewlett-Packard Co.	7,200,000	315,000
Electronic Equipment & Instruments - 0.9%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	18,000,000	96,620
Motech Industries, Inc.	8,600,000	51,344
		147,964
Internet Software & Services - 2.7%
Google, Inc. Class A (sub. vtg.) (a)	700,000	395,010
ValueClick, Inc. (a)	3,500,000	76,405
		471,415
IT Services - 2.0%
Cognizant Technology Solutions Corp. Class A (a)	6,100,000	170,190
Infosys Technologies Ltd. sponsored ADR	2,500,000	103,500
Satyam Computer Services Ltd. sponsored ADR	2,700,000	65,745
		339,435
Semiconductors & Semiconductor Equipment - 3.9%
Applied Materials, Inc.	9,000,000	161,280
ARM Holdings PLC	61,000,000	142,758
LDK Solar Co. Ltd. Sponsored ADR (d)	1,300,000	45,825
Marvell Technology Group Ltd. (a)	4,000,000	47,480
Maxim Integrated Products, Inc.	2,700,000	53,082
MediaTek, Inc.	3,500,000	34,866
Renesola Ltd. (a)(d)	3,152,500	20,122
Taiwan Semiconductor Manufacturing Co. Ltd.	89,999,942	168,620
		674,033
TOTAL INFORMATION TECHNOLOGY		2,116,337
MATERIALS - 0.5%
Metals & Mining - 0.5%
ArcelorMittal SA (NY Reg.) Class A	1,250,000	82,988
TOTAL COMMON STOCKS (Cost $16,614,123)		17,099,964
Money Market Funds - 2.4%
	Shares	Value (000s)
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c) (Cost $406,886)	406,886,236	$ 406,886
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $17,021,009)		17,506,850
NET OTHER ASSETS - (1.8)%		(314,489)
NET ASSETS - 100%		$ 17,192,361
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $243,391,000 or 1.4% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,344
Fidelity Securities Lending Cash Central Fund	2,972
Total	$ 4,316
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AMBAC Financial Group, Inc.	$ -	$ 290,437	$ -	$ 1,344	$ 69,734
Evergreen Solar, Inc.	31,654	22,605	-	-	63,388
Illumina, Inc.	132,153	-	61,468	-	-
MGIC Investment Corp.	180,856	392	10,404	1,289	75,850
RenaissanceRe Holdings Ltd.	208,806	-	53,533	1,503	-
Robert Half International, Inc.	305,910	8,323	25,450	1,730	236,130
Ryland Group, Inc.	106,400	13,164	22,962	888	97,759
Sirtris Pharmaceuticals, Inc.	4,238	20,791	-	-	20,502
Standard Pacific Corp.	59,240	-	-	160	15,240
Total	$ 1,029,257	$ 355,712	$ 173,817	$ 6,914	$ 578,603
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	81.2%
Switzerland	2.5%
United Kingdom	2.2%
Taiwan	2.1%
Canada	1.9%
Bermuda	1.6%
Cayman Islands	1.2%
Netherlands Antilles	1.1%
Ireland	1.0%
India	1.0%
Others (individually less than 1%)	4.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount) (Unaudited)		January 31, 2008

Assets
Investment in securities, at value (including securities loaned of $415,228) - See accompanying schedule: Unaffiliated issuers (cost $15,495,901)	$ 16,521,361
Fidelity Central Funds (cost $406,886)	406,886
Other affiliated issuers (cost $1,118,222)	578,603
Total Investments (cost $17,021,009)		$ 17,506,850
Cash		1,273
Receivable for investments sold		232,891
Receivable for fund shares sold		8,898
Dividends receivable		3,286
Distributions receivable from Fidelity Central Funds		993
Prepaid expenses		64
Other receivables		954
Total assets		17,755,209

Liabilities
Payable for investments purchased	$ 95,714
Payable for fund shares redeemed	33,785
Accrued management fee	6,535
Notes payable to affiliates	15,202
Other affiliated payables	3,312
Other payables and accrued expenses	1,414
Collateral on securities loaned, at value	406,886
Total liabilities		562,848

Net Assets		$ 17,192,361
Net Assets consist of:
Paid in capital		$ 16,667,579
Undistributed net investment income		5,401
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		33,530
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		485,851
Net Assets, for 660,306 shares outstanding		$ 17,192,361
Net Asset Value, offering price and redemption price per share ($17,192,361 ÷ 660,306 shares)		$ 26.04

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands (Unaudited)	Six months ended January 31, 2008

Investment Income
Dividends (including $6,914 earned from other affiliated issuers)		$ 183,819
Interest		81
Income from Fidelity Central Funds		4,316
Total income		188,216

Expenses
Management fee	$ 46,905
Transfer agent fees	19,511
Accounting and security lending fees	917
Custodian fees and expenses	498
Independent trustees' compensation	45
Depreciation in deferred trustee compensation account	(1)
Registration fees	42
Audit	83
Legal	300
Interest	394
Miscellaneous	636
Total expenses before reductions	69,330
Expense reductions	(823)	68,507
Net investment income (loss)		119,709
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	827,561
Other affiliated issuers	8,491
Foreign currency transactions	(149)
Total net realized gain (loss)		835,903
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,192,132)
Assets and liabilities in foreign currencies	9
Total change in net unrealized appreciation (depreciation)		(2,192,123)
Net gain (loss)		(1,356,220)
Net increase (decrease) in net assets resulting from operations		$ (1,236,511)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2008 (Unaudited)	Year ended July 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 119,709	$ 245,493
Net realized gain (loss)	835,903	4,016,569
Change in net unrealized appreciation (depreciation)	(2,192,123)	(36,094)
Net increase (decrease) in net assets resulting from operations	(1,236,511)	4,225,968
Distributions to shareholders from net investment income	(112,480)	(249,549)
Distributions to shareholders from net realized gain	(2,632,846)	(5,102,919)
Total distributions	(2,745,326)	(5,352,468)
Share transactions Proceeds from sales of shares	707,185	3,378,425
Reinvestment of distributions	2,679,261	5,231,624
Cost of shares redeemed	(4,905,467)	(13,651,081)
Net increase (decrease) in net assets resulting from share transactions	(1,519,021)	(5,041,032)
Total increase (decrease) in net assets	(5,500,858)	(6,167,532)

Net Assets
Beginning of period	22,693,219	28,860,751
End of period (including undistributed net investment income of $5,401 and distributions in excess of net investment income of $1,828, respectively)	$ 17,192,361	$ 22,693,219
Other Information Shares
Sold	24,160	104,430
Issued in reinvestment of distributions	94,828	180,580
Redeemed	(169,706)	(418,890)
Net increase (decrease)	(50,718)	(133,880)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 31.92	$ 34.16	$ 38.42	$ 35.46	$ 32.84	$ 31.61
Income from Investment Operations
Net investment income (loss) D	.17	.27	.34	.60 G	.40	.40
Net realized and unrealized gain (loss)	(2.08)	3.84	.18	3.31	2.63	1.20
Total from investment operations	(1.91)	4.11	.52	3.91	3.03	1.60
Distributions from net investment income	(.16)	(.27)	(.38)	(.61)	(.41)	(.37)
Distributions from net realized gain	(3.81)	(6.08)	(4.40)	(.34)	-	-
Total distributions	(3.97)	(6.35)	(4.78)	(.95)	(.41)	(.37)
Net asset value, end of period	$ 26.04	$ 31.92	$ 34.16	$ 38.42	$ 35.46	$ 32.84
Total Return B, C	(6.58)%	14.28%	1.22%	11.15%	9.24%	5.15%
Ratios to Average Net Assets E, H
Expenses before reductions	.67% A	.68%	.69%	.69%	.70%	.73%
Expenses net of fee waivers, if any	.67% A	.68%	.69%	.69%	.70%	.73%
Expenses net of all reductions	.66% A	.67%	.65%	.68%	.69%	.71%
Net investment income (loss)	1.16% A	.84%	.94%	1.63% G	1.13%	1.29%
Supplemental Data
Net assets, end of period (in millions)	$ 17,192	$ 22,693	$ 28,861	$ 31,789	$ 29,776	$ 28,263
Portfolio turnover rate F	47% A	52%	120%	31%	30%	33%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.13 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.27%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Growth & Income Portfolio (the Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Effective with the beginning of the Fund's fiscal year, the Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in kind, partnerships, deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,515,937
Unrealized depreciation	(2,049,939)
Net unrealized appreciation (depreciation)	$ 465,998
Cost for federal income tax purposes	$ 17,040,852

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Restricted Securities - continued

at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,797,735 and $8,851,584, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annualized rate of .19% of average net assets. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR, was the Fund's transer agent.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $33 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans, including accrued interest, at period end

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

are presented under the caption "Notes payable to affiliates" in the Fund's Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 30,174	4.65%	$ 328

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $32 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $2,972.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Bank Borrowings - continued

outstanding amounted to $44,634. The weighted average interest rate was 4.84%. The interest expense amounted to $66 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $247 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $5 and $571, respectively.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

Subsequent to period end, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $1,813.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

GAI-USAN-0308
1.789285.105

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®
International Real Estate
Fund

Semiannual Report

January 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks got off to a poor start in 2008, while investment-grade bonds and money markets showed positive returns, once again underscoring the importance of a diversified portfolio. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Class A
Actual	$ 1,000.00	$ 918.30	$ 6.65
Hypothetical A	$ 1,000.00	$ 1,018.20	$ 7.00
Class T
Actual	$ 1,000.00	$ 916.90	$ 7.90
Hypothetical A	$ 1,000.00	$ 1,016.89	$ 8.31
Class B
Actual	$ 1,000.00	$ 914.70	$ 10.30
Hypothetical A	$ 1,000.00	$ 1,014.38	$ 10.84
Class C
Actual	$ 1,000.00	$ 915.10	$ 10.30
Hypothetical A	$ 1,000.00	$ 1,014.38	$ 10.84
International Real Estate
Actual	$ 1,000.00	$ 919.60	$ 5.21
Hypothetical A	$ 1,000.00	$ 1,019.71	$ 5.48
Institutional Class
Actual	$ 1,000.00	$ 919.80	$ 5.45
Hypothetical A	$ 1,000.00	$ 1,019.46	$ 5.74

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.38%
Class T	1.64%
Class B	2.14%
Class C	2.14%
International Real Estate	1.08%
Institutional Class	1.13%

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Sun Hung Kai Properties Ltd.	7.7	2.3
Westfield Group unit	7.4	4.0
British Land Co. PLC	5.7	5.8
Unibail-Rodamco	5.2	3.6
Mitsubishi Estate Co. Ltd.	5.1	6.9
Land Securities Group PLC	4.5	3.5
Mitsui Fudosan Co. Ltd.	2.9	2.9
Babis Vovos International Technical SA	2.8	2.1
Hammerson PLC	2.7	0.0
CapitaLand Ltd.	2.3	3.5
	46.3
Top Five Countries as of January 31, 2008
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Hong Kong	20.6	17.6
United Kingdom	17.5	15.2
Australia	17.3	21.0
Japan	15.3	17.3
France	6.3	4.8
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five REIT Sectors as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Management/Investment	29.4	34.6
REITs - Office Buildings	9.2	1.4
REITs - Shopping Centers	4.3	2.2
REITs - Industrial Buildings	2.5	0.7
REITs - Apartments	1.5	1.5
Asset Allocation (% of fund's net assets)
As of January 31, 2008 *		As of July 31, 2007 **
	Stocks and Investment Companies 96.7%		Stocks and Investment Companies 98.5%
	Short-Term Investments and Net Other Assets 3.3%		Short-Term Investments and Net Other Assets 1.5%
* Foreign investments	96.7%	** Foreign investments	98.5%

Semiannual Report

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
Australia - 17.3%
Aspen Group unit	2,618,506	$ 4,320,105
Centro Retail Group unit	3,850,000	1,605,228
CFS Retail Property Trust	6,906,178	13,066,016
Charter Hall Group unit	4,886,485	6,944,625
DB RREEF Trust unit	9,165,011	13,025,224
Goodman Group unit	3,591,779	14,106,091
Stockland Corp. Ltd. unit	1,704,290	11,094,381
The GPT Group unit	3,331,129	11,200,713
Westfield Group unit	3,406,771	56,511,602
TOTAL AUSTRALIA		131,873,985
Bermuda - 0.5%
HKC Holdings Ltd.	19,259,000	4,025,953
HKC Holdings Ltd. warrants 11/30/09 (a)	1,510,900	58,131
TOTAL BERMUDA		4,084,084
Brazil - 0.9%
Iguatemi Empresa de Shopping Centers SA	325,000	4,766,913
MRV Engenharia e Participacoes SA	94,500	1,767,510
TOTAL BRAZIL		6,534,423
Cayman Islands - 0.9%
New World China Land Ltd. (d)	12,356,200	7,019,983
China - 0.6%
China Resources Land Ltd.	2,644,000	4,597,995
Cyprus - 0.5%
Mirland Development Corp. PLC	390,000	3,865,868
Finland - 1.7%
Citycon Oyj	2,281,403	12,645,800
France - 6.3%
Fonciere Des Regions	62,900	8,345,321
Unibail-Rodamco	168,717	40,043,328
TOTAL FRANCE		48,388,649
Germany - 1.7%
DIC Asset AG	191,960	5,672,168
IVG Immobilien AG	89,500	3,046,986
Patrizia Immobilien AG (d)	680,100	4,462,886
TOTAL GERMANY		13,182,040
Greece - 2.8%
Babis Vovos International Technical SA (a)	744,830	21,100,493
Common Stocks - continued
	Shares	Value
Hong Kong - 20.6%
Cheung Kong Holdings Ltd.	254,000	$ 4,094,646
China Overseas Land & Investment Ltd.	7,986,000	13,478,222
Hang Lung Properties Ltd.	3,414,000	13,288,306
Hong Kong Land Holdings Ltd.	3,712,000	17,446,400
Hysan Development Co. Ltd.	3,673,032	10,763,619
Kerry Properties Ltd.	1,811,411	11,998,715
Link (REIT)	4,406,914	11,088,709
Sino Land Co.	5,552,000	16,732,650
Sun Hung Kai Properties Ltd.	3,001,000	58,692,583
TOTAL HONG KONG		157,583,850
Italy - 0.6%
Immobiliare Grande Distribuzione SpA	1,609,700	4,848,929
Japan - 15.3%
DA Office Investment Corp.	466	2,480,542
Kenedix Realty Investment Corp.	911	5,868,852
Mitsubishi Estate Co. Ltd.	1,463,000	38,800,529
Mitsui Fudosan Co. Ltd.	984,000	22,487,728
New City Residence Investment Corp.	1,187	4,554,651
Nippon Building Fund, Inc.	1,037	11,995,768
Nippon Residential Investment Corp.	1,689	7,005,069
NTT Urban Development Co.	2,800	4,423,963
Sankei Building Co. Ltd. (d)	105,000	1,016,129
Sumitomo Realty & Development Co. Ltd.	602,000	14,805,136
Tokyo Tatemono Co. Ltd.	406,000	3,417,380
TOTAL JAPAN		116,855,747
Netherlands - 1.3%
Eurocommercial Properties NV (Certificaten Van Aandelen) unit	156,332	8,310,554
VastNed Retail NV	15,000	1,475,493
TOTAL NETHERLANDS		9,786,047
Norway - 0.5%
Norwegian Property ASA	407,000	4,121,397
Philippines - 1.8%
Ayala Land, Inc.	24,856,760	8,613,729
Filinvest Land, Inc.	185,414,000	5,231,979
TOTAL PHILIPPINES		13,845,708
Common Stocks - continued
	Shares	Value
Russia - 1.1%
PIK Group:
GDR	263,600	$ 7,512,600
GDR (Reg. S) unit	20,000	570,000
TOTAL RUSSIA		8,082,600
Singapore - 3.5%
Ascendas Real Estate Investment Trust (A-REIT)	2,887,000	4,421,164
CapitaLand Ltd.	4,322,900	17,999,372
City Developments Ltd.	586,000	4,673,112
TOTAL SINGAPORE		27,093,648
South Africa - 0.5%
Resilient Property Income Fund Ltd. unit	1,201,650	4,021,848
United Kingdom - 17.5%
British Land Co. PLC	2,153,400	43,590,316
Brixton PLC	898,000	6,292,819
Capital & Regional PLC	577,000	5,375,438
Derwent London PLC	437,000	11,961,302
Hammerson PLC	893,500	20,302,766
Land Securities Group PLC	1,076,700	34,332,123
Songbird Estates PLC Class B	978,200	3,131,648
Unite Group PLC	1,324,000	8,793,444
TOTAL UNITED KINGDOM		133,779,856
TOTAL COMMON STOCKS (Cost $755,757,092)		733,312,950
Investment Companies - 0.8%

Luxembourg - 0.8%
ProLogis European Properties Fund (Cost $8,129,271)	412,000	6,224,254
Money Market Funds - 2.9%
	Shares	Value
Fidelity Cash Central Fund, 3.79% (b)	16,867,725	$ 16,867,725
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	5,018,400	5,018,400
TOTAL MONEY MARKET FUNDS (Cost $21,886,125)		21,886,125
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $785,772,488)		761,423,329
NET OTHER ASSETS - 0.4%		3,301,027
NET ASSETS - 100%		$ 764,724,356
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 461,642
Fidelity Securities Lending Cash Central Fund	223,928
Total	$ 685,570

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,733,574) - See accompanying schedule: Unaffiliated issuers (cost $763,886,363)	$ 739,537,204
Fidelity Central Funds (cost $21,886,125)	21,886,125
Total Investments (cost $785,772,488)		$ 761,423,329
Foreign currency held at value (cost $198)		200
Receivable for investments sold		11,424,878
Receivable for fund shares sold		1,669,006
Dividends receivable		2,622,301
Distributions receivable from Fidelity Central Funds		84,858
Prepaid expenses		2,788
Other receivables		485,547
Total assets		777,712,907

Liabilities
Payable for investments purchased	$ 5,375,694
Payable for fund shares redeemed	1,790,259
Accrued management fee	454,176
Distribution fees payable	6,264
Other affiliated payables	224,864
Other payables and accrued expenses	118,894
Collateral on securities loaned, at value	5,018,400
Total liabilities		12,988,551

Net Assets		$ 764,724,356
Net Assets consist of:
Paid in capital		$ 883,825,880
Distributions in excess of net investment income		(257,538)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(94,610,430)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(24,233,556)
Net Assets		$ 764,724,356

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,985,714 ÷ 628,096 shares)	$ 12.71

Maximum offering price per share (100/94.25 of $12.71)	$ 13.49
Class T: Net Asset Value and redemption price per share ($2,739,220 ÷ 215,444 shares)	$ 12.71

Maximum offering price per share (100/96.50 of $12.71)	$ 13.17
Class B: Net Asset Value and offering price per share ($1,149,469 ÷ 90,481 shares)A	$ 12.70

Class C: Net Asset Value and offering price per share ($3,247,585 ÷ 255,945 shares)A	$ 12.69

International Real Estate: Net Asset Value, offering price and redemption price per share ($746,575,195 ÷ 58,546,659 shares)	$ 12.75

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,027,173 ÷ 237,837 shares)	$ 12.73

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended January 31, 2008 (Unaudited)
Investment Income
Dividends		$ 11,053,804
Interest		17,902
Income from Fidelity Central Funds		685,570
		11,757,276
Less foreign taxes withheld		(761,327)
Total income		10,995,949

Expenses
Management fee	$ 3,244,991
Transfer agent fees	1,195,795
Distribution fees	36,862
Accounting and security lending fees	218,354
Custodian fees and expenses	218,390
Independent trustees' compensation	2,033
Registration fees	38,467
Audit	39,576
Legal	3,890
Interest	23,066
Miscellaneous	27,893
Total expenses before reductions	5,049,317
Expense reductions	(177,484)	4,871,833
Net investment income (loss)		6,124,116
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(6,086,736)
Foreign currency transactions	(100,275)
Total net realized gain (loss)		(6,187,011)
Change in net unrealized appreciation (depreciation) on: Investment securities	(74,743,397)
Assets and liabilities in foreign currencies	41,236
Total change in net unrealized appreciation (depreciation)		(74,702,161)
Net gain (loss)		(80,889,172)
Net increase (decrease) in net assets resulting from operations		$ (74,765,056)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2008 (Unaudited)	Year ended July 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,124,116	$ 19,060,502
Net realized gain (loss)	(6,187,011)	65,469,181
Change in net unrealized appreciation (depreciation)	(74,702,161)	11,371,284
Net increase (decrease) in net assets resulting from operations	(74,765,056)	95,900,967
Distributions to shareholders from net investment income	(18,764,218)	(8,677,416)
Distributions to shareholders from net realized gain	(91,321,117)	(61,685,812)
Total distributions	(110,085,335)	(70,363,228)
Share transactions - net increase (decrease)	(96,681,563)	571,194,492
Redemption fees	369,294	1,300,956
Total increase (decrease) in net assets	(281,162,660)	598,033,187

Net Assets
Beginning of period	1,045,887,016	447,853,829
End of period (including distributions in excess of net investment income of $257,538 and undistributed net investment income of $15,501,269, respectively)	$ 764,724,356	$ 1,045,887,016

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2008	Year ended July 31,
	(Unaudited)	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 15.71	$ 17.46
Income from Investment Operations
Net investment income (loss) E	.08	.11
Net realized and unrealized gain (loss)	(1.28)	(1.87) H
Total from investment operations	(1.20)	(1.76)
Distributions from net investment income	(.31)	-
Distributions from net realized gain	(1.50)	-
Total distributions	(1.81)	-
Redemption fees added to paid in capital E	.01	.01
Net asset value, end of period	$ 12.71	$ 15.71
Total Return B,C,D	(8.17)%	(10.02)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.38% A	1.37% A
Expenses net of fee waivers, if any	1.38% A	1.37% A
Expenses net of all reductions	1.35% A	1.26% A
Net investment income (loss)	1.04% A	2.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,986	$ 5,087
Portfolio turnover rate G	65% A	144%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2008	Year ended July 31,
	(Unaudited)	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 15.70	$ 17.46
Income from Investment Operations
Net investment income (loss) E	.06	.10
Net realized and unrealized gain (loss)	(1.28)	(1.87) H
Total from investment operations	(1.22)	(1.77)
Distributions from net investment income	(.28)	-
Distributions from net realized gain	(1.50)	-
Total distributions	(1.78)	-
Redemption fees added to paid in capital E	.01	.01
Net asset value, end of period	$ 12.71	$ 15.70
Total Return B,C,D	(8.31)%	(10.08)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.64% A	1.61% A
Expenses net of fee waivers, if any	1.64% A	1.61% A
Expenses net of all reductions	1.61% A	1.51% A
Net investment income (loss)	.78% A	1.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,739	$ 2,398
Portfolio turnover rate G	65% A	144%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2008	Year ended July 31,
	(Unaudited)	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 15.67	$ 17.46
Income from Investment Operations
Net investment income (loss) E	.02	.07
Net realized and unrealized gain (loss)	(1.27)	(1.87) H
Total from investment operations	(1.25)	(1.80)
Distributions from net investment income	(.23)	-
Distributions from net realized gain	(1.50)	-
Total distributions	(1.73)	-
Redemption fees added to paid in capital E	.01	.01
Net asset value, end of period	$ 12.70	$ 15.67
Total Return B,C,D	(8.53)%	(10.25)%
Ratios to Average Net Assets F,J
Expenses before reductions	2.14% A	2.11% A
Expenses net of fee waivers, if any	2.14% A	2.11% A
Expenses net of all reductions	2.11% A	2.01% A
Net investment income (loss)	.28% A	1.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,149	$ 1,158
Portfolio turnover rate G	65% A	144%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2008	Year ended July 31,
	(Unaudited)	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 15.67	$ 17.46
Income from Investment Operations
Net investment income (loss) E	.02	.07
Net realized and unrealized gain (loss)	(1.27)	(1.87) H
Total from investment operations	(1.25)	(1.80)
Distributions from net investment income	(.24)	-
Distributions from net realized gain	(1.50)	-
Total distributions	(1.74)	-
Redemption fees added to paid in capital E	.01	.01
Net asset value, end of period	$ 12.69	$ 15.67
Total Return B,C,D	(8.49)%	(10.25)%
Ratios to Average Net Assets F,J
Expenses before reductions	2.14% A	2.10% A
Expenses net of fee waivers, if any	2.14% A	2.10% A
Expenses net of all reductions	2.11% A	2.00% A
Net investment income (loss)	.28% A	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,248	$ 2,629
Portfolio turnover rate G	65% A	144%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Real Estate

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.73	$ 14.69	$ 12.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10	.31	.30	.23
Net realized and unrealized gain (loss)	(1.28)	2.35	2.93	1.91
Total from investment operations	(1.18)	2.66	3.23	2.14
Distributions from net investment income	(.31)	(.22)	(.24)	(.03)
Distributions from net realized gain	(1.50)	(1.42)	(.40)	(.03)
Total distributions	(1.81)	(1.64)	(.64)	(.06)
Redemption fees added to paid in capital D	.01	.02	.01	.01
Net asset value, end of period	$ 12.75	$ 15.73	$ 14.69	$ 12.09
Total Return B,C	(8.04)%	19.01%	27.85%	21.53%
Ratios to Average Net Assets E,H
Expenses before reductions	1.09% A	1.07%	1.12%	1.29% A
Expenses net of fee waivers, if any	1.08% A	1.06%	1.12%	1.29% A
Expenses net of all reductions	1.05% A	.96%	.91%	1.27% A
Net investment income (loss)	1.34% A	1.86%	2.23%	2.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 746,575	$ 1,032,138	$ 447,854	$ 160,980
Portfolio turnover rate F	65% A	144%	234%	36% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2004 (commencement of operations) to July 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2008	Year ended July 31,
	(Unaudited)	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.73	$ 17.46
Income from Investment Operations
Net investment income (loss) D	.09	.12
Net realized and unrealized gain (loss)	(1.27)	(1.86) G
Total from investment operations	(1.18)	(1.74)
Distributions from net investment income	(.33)	-
Distributions from net realized gain	(1.50)	-
Total distributions	(1.83)	-
Redemption fees added to paid in capital D	.01	.01
Net asset value, end of period	$ 12.73	$ 15.73
Total Return B,C	(8.02)%	(9.91)%
Ratios to Average Net Assets E,I
Expenses before reductions	1.13% A	1.08% A
Expenses net of fee waivers, if any	1.13% A	1.08% A
Expenses net of all reductions	1.10% A	.97% A
Net investment income (loss)	1.29% A	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,027	$ 2,477
Portfolio turnover rate F	65% A	144%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2008 (Unaudited)

1. Organization.

Fidelity International Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, International Real Estate and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investment in emerging markets can be subject to social, economic, regulatory and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Effective with the beginning of the Fund's fiscal year the Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 66,222,806
Unrealized depreciation	(91,898,867)
Net unrealized appreciation (depreciation)	$ (25,676,061)
Cost for federal income tax purposes	$ 787,099,390

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

(including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $298,261,544 and $508,449,188, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 8,444	$ 1,117
Class T	.25%	.25%	6,808	158
Class B	.75%	.25%	6,191	4,743
Class C	.75%	.25%	15,419	11,824
			$ 36,862	$ 17,842

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9,842
Class T	2,033
Class B*	476
Class C*	1,100
$ 13,451

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008 Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the transfer agent for International Real Estate. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 10,165.30
Class T	4,297.32
Class B	1,955.32
Class C	4,800.31
International Real Estate	1,170,095.26
Institutional Class	4,483.30
	$ 1,195,795

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 12,036,923	5.31%	$ 23,066

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,463 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $223,928.

Semiannual Report

Notes to Financial Statements - continued

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of International Real Estate's operating expenses. During the period, this reimbursement reduced the class' expenses by $15,680.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $154,135 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,039. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 66
International Real Estate	6,563
Institutional Class	1
$ 6,630

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2008	Year ended July 31, 2007
From net investment income
Class A	$ 129,244	$ -
Class T	47,714	-
Class B	18,349	-
Class C	47,789	-
International Real Estate	18,458,446	8,677,416
Institutional Class	62,676	-
Total	$ 18,764,218	$ 8,677,416

Semiannual Report

11. Distributions to Shareholders - continued

	Six months ended January 31, 2008	Year ended July 31, 2007
From net realized gain
Class A	$ 682,544	$ -
Class T	265,212	-
Class B	121,612	-
Class C	311,917	-
International Real Estate	89,636,989	61,685,812
Institutional Class	302,843	-
Total	$ 91,321,117	$ 61,685,812

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2008	Year ended July 31, 2007 A	Six months ended January 31, 2008	Year ended July 31, 2007 A
Class A
Shares sold	387,045	352,797	$ 5,668,900	$ 6,021,703
Reinvestment of distributions	55,923	-	765,384	-
Shares redeemed	(138,723)	(28,946)	(1,921,634)	(470,996)
Net increase (decrease)	304,245	323,851	$ 4,512,650	$ 5,550,707
Class T
Shares sold	83,131	163,911	$ 1,227,257	$ 2,804,594
Reinvestment of distributions	21,513	-	296,970	-
Shares redeemed	(41,921)	(11,190)	(631,291)	(189,267)
Net increase (decrease)	62,723	152,721	$ 892,936	$ 2,615,327
Class B
Shares sold	29,629	74,357	$ 421,198	$ 1,273,355
Reinvestment of distributions	9,315	-	128,955	-
Shares redeemed	(22,360)	(460)	(318,657)	(7,526)
Net increase (decrease)	16,584	73,897	$ 231,496	$ 1,265,829
Class C
Shares sold	106,703	188,521	$ 1,525,121	$ 3,213,374
Reinvestment of distributions	24,057	-	331,349	-
Shares redeemed	(42,564)	(20,772)	(588,126)	(352,540)
Net increase (decrease)	88,196	167,749	$ 1,268,344	$ 2,860,834
Semiannual Report

Notes to Financial Statements - continued

12. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2008	Year ended July 31, 2007 A	Six months ended January 31, 2008	Year ended July 31, 2007 A
International Real Estate
Shares sold	12,790,704	78,643,461	$ 187,159,553	$1,288,512,778
Reinvestment of distributions	7,157,456	4,249,998	99,352,814	65,004,744
Shares redeemed	(27,029,865)	(47,753,325)	(391,367,437)	(797,297,400)
Net increase (decrease)	(7,081,705)	35,140,134	$ (104,855,070)	$ 556,220,122
Institutional Class
Shares sold	132,564	158,866	$ 1,975,421	$ 2,704,482
Reinvestment of distributions	22,489	-	308,363	-
Shares redeemed	(74,704)	(1,378)	(1,015,703)	(22,809)
Net increase (decrease)	80,349	157,488	$ 1,268,081	$ 2,681,673

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period April 4, 2007 (commencement of sale of shares) to July 31, 2007.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisers

Fidelity International Investment
Advisers (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

IRE-USAN-0308
1.801329.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
International Real Estate
Fund - Class A, Class T,
Class B, and Class C

Semiannual Report

January 31, 2008

Class A, Class T, Class B,
and Class C are classes
of Fidelity® International
Real Estate Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks got off to a poor start in 2008, while investment-grade bonds and money markets showed positive returns, once again underscoring the importance of a diversified portfolio. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Class A
Actual	$ 1,000.00	$ 918.30	$ 6.65
Hypothetical A	$ 1,000.00	$ 1,018.20	$ 7.00
Class T
Actual	$ 1,000.00	$ 916.90	$ 7.90
Hypothetical A	$ 1,000.00	$ 1,016.89	$ 8.31
Class B
Actual	$ 1,000.00	$ 914.70	$ 10.30
Hypothetical A	$ 1,000.00	$ 1,014.38	$ 10.84
Class C
Actual	$ 1,000.00	$ 915.10	$ 10.30
Hypothetical A	$ 1,000.00	$ 1,014.38	$ 10.84
International Real Estate
Actual	$ 1,000.00	$ 919.60	$ 5.21
Hypothetical A	$ 1,000.00	$ 1,019.71	$ 5.48
Institutional Class
Actual	$ 1,000.00	$ 919.80	$ 5.45
Hypothetical A	$ 1,000.00	$ 1,019.46	$ 5.74

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.38%
Class T	1.64%
Class B	2.14%
Class C	2.14%
International Real Estate	1.08%
Institutional Class	1.13%

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Sun Hung Kai Properties Ltd.	7.7	2.3
Westfield Group unit	7.4	4.0
British Land Co. PLC	5.7	5.8
Unibail-Rodamco	5.2	3.6
Mitsubishi Estate Co. Ltd.	5.1	6.9
Land Securities Group PLC	4.5	3.5
Mitsui Fudosan Co. Ltd.	2.9	2.9
Babis Vovos International Technical SA	2.8	2.1
Hammerson PLC	2.7	0.0
CapitaLand Ltd.	2.3	3.5
	46.3
Top Five Countries as of January 31, 2008
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Hong Kong	20.6	17.6
United Kingdom	17.5	15.2
Australia	17.3	21.0
Japan	15.3	17.3
France	6.3	4.8
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five REIT Sectors as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Management/Investment	29.4	34.6
REITs - Office Buildings	9.2	1.4
REITs - Shopping Centers	4.3	2.2
REITs - Industrial Buildings	2.5	0.7
REITs - Apartments	1.5	1.5
Asset Allocation (% of fund's net assets)
As of January 31, 2008 *		As of July 31, 2007 **
	Stocks and Investment Companies 96.7%		Stocks and Investment Companies 98.5%
	Short-Term Investments and Net Other Assets 3.3%		Short-Term Investments and Net Other Assets 1.5%
* Foreign investments	96.7%	** Foreign investments	98.5%

Semiannual Report

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
Australia - 17.3%
Aspen Group unit	2,618,506	$ 4,320,105
Centro Retail Group unit	3,850,000	1,605,228
CFS Retail Property Trust	6,906,178	13,066,016
Charter Hall Group unit	4,886,485	6,944,625
DB RREEF Trust unit	9,165,011	13,025,224
Goodman Group unit	3,591,779	14,106,091
Stockland Corp. Ltd. unit	1,704,290	11,094,381
The GPT Group unit	3,331,129	11,200,713
Westfield Group unit	3,406,771	56,511,602
TOTAL AUSTRALIA		131,873,985
Bermuda - 0.5%
HKC Holdings Ltd.	19,259,000	4,025,953
HKC Holdings Ltd. warrants 11/30/09 (a)	1,510,900	58,131
TOTAL BERMUDA		4,084,084
Brazil - 0.9%
Iguatemi Empresa de Shopping Centers SA	325,000	4,766,913
MRV Engenharia e Participacoes SA	94,500	1,767,510
TOTAL BRAZIL		6,534,423
Cayman Islands - 0.9%
New World China Land Ltd. (d)	12,356,200	7,019,983
China - 0.6%
China Resources Land Ltd.	2,644,000	4,597,995
Cyprus - 0.5%
Mirland Development Corp. PLC	390,000	3,865,868
Finland - 1.7%
Citycon Oyj	2,281,403	12,645,800
France - 6.3%
Fonciere Des Regions	62,900	8,345,321
Unibail-Rodamco	168,717	40,043,328
TOTAL FRANCE		48,388,649
Germany - 1.7%
DIC Asset AG	191,960	5,672,168
IVG Immobilien AG	89,500	3,046,986
Patrizia Immobilien AG (d)	680,100	4,462,886
TOTAL GERMANY		13,182,040
Greece - 2.8%
Babis Vovos International Technical SA (a)	744,830	21,100,493
Common Stocks - continued
	Shares	Value
Hong Kong - 20.6%
Cheung Kong Holdings Ltd.	254,000	$ 4,094,646
China Overseas Land & Investment Ltd.	7,986,000	13,478,222
Hang Lung Properties Ltd.	3,414,000	13,288,306
Hong Kong Land Holdings Ltd.	3,712,000	17,446,400
Hysan Development Co. Ltd.	3,673,032	10,763,619
Kerry Properties Ltd.	1,811,411	11,998,715
Link (REIT)	4,406,914	11,088,709
Sino Land Co.	5,552,000	16,732,650
Sun Hung Kai Properties Ltd.	3,001,000	58,692,583
TOTAL HONG KONG		157,583,850
Italy - 0.6%
Immobiliare Grande Distribuzione SpA	1,609,700	4,848,929
Japan - 15.3%
DA Office Investment Corp.	466	2,480,542
Kenedix Realty Investment Corp.	911	5,868,852
Mitsubishi Estate Co. Ltd.	1,463,000	38,800,529
Mitsui Fudosan Co. Ltd.	984,000	22,487,728
New City Residence Investment Corp.	1,187	4,554,651
Nippon Building Fund, Inc.	1,037	11,995,768
Nippon Residential Investment Corp.	1,689	7,005,069
NTT Urban Development Co.	2,800	4,423,963
Sankei Building Co. Ltd. (d)	105,000	1,016,129
Sumitomo Realty & Development Co. Ltd.	602,000	14,805,136
Tokyo Tatemono Co. Ltd.	406,000	3,417,380
TOTAL JAPAN		116,855,747
Netherlands - 1.3%
Eurocommercial Properties NV (Certificaten Van Aandelen) unit	156,332	8,310,554
VastNed Retail NV	15,000	1,475,493
TOTAL NETHERLANDS		9,786,047
Norway - 0.5%
Norwegian Property ASA	407,000	4,121,397
Philippines - 1.8%
Ayala Land, Inc.	24,856,760	8,613,729
Filinvest Land, Inc.	185,414,000	5,231,979
TOTAL PHILIPPINES		13,845,708
Common Stocks - continued
	Shares	Value
Russia - 1.1%
PIK Group:
GDR	263,600	$ 7,512,600
GDR (Reg. S) unit	20,000	570,000
TOTAL RUSSIA		8,082,600
Singapore - 3.5%
Ascendas Real Estate Investment Trust (A-REIT)	2,887,000	4,421,164
CapitaLand Ltd.	4,322,900	17,999,372
City Developments Ltd.	586,000	4,673,112
TOTAL SINGAPORE		27,093,648
South Africa - 0.5%
Resilient Property Income Fund Ltd. unit	1,201,650	4,021,848
United Kingdom - 17.5%
British Land Co. PLC	2,153,400	43,590,316
Brixton PLC	898,000	6,292,819
Capital & Regional PLC	577,000	5,375,438
Derwent London PLC	437,000	11,961,302
Hammerson PLC	893,500	20,302,766
Land Securities Group PLC	1,076,700	34,332,123
Songbird Estates PLC Class B	978,200	3,131,648
Unite Group PLC	1,324,000	8,793,444
TOTAL UNITED KINGDOM		133,779,856
TOTAL COMMON STOCKS (Cost $755,757,092)		733,312,950
Investment Companies - 0.8%

Luxembourg - 0.8%
ProLogis European Properties Fund (Cost $8,129,271)	412,000	6,224,254
Money Market Funds - 2.9%
	Shares	Value
Fidelity Cash Central Fund, 3.79% (b)	16,867,725	$ 16,867,725
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	5,018,400	5,018,400
TOTAL MONEY MARKET FUNDS (Cost $21,886,125)		21,886,125
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $785,772,488)		761,423,329
NET OTHER ASSETS - 0.4%		3,301,027
NET ASSETS - 100%		$ 764,724,356
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 461,642
Fidelity Securities Lending Cash Central Fund	223,928
Total	$ 685,570

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,733,574) - See accompanying schedule: Unaffiliated issuers (cost $763,886,363)	$ 739,537,204
Fidelity Central Funds (cost $21,886,125)	21,886,125
Total Investments (cost $785,772,488)		$ 761,423,329
Foreign currency held at value (cost $198)		200
Receivable for investments sold		11,424,878
Receivable for fund shares sold		1,669,006
Dividends receivable		2,622,301
Distributions receivable from Fidelity Central Funds		84,858
Prepaid expenses		2,788
Other receivables		485,547
Total assets		777,712,907

Liabilities
Payable for investments purchased	$ 5,375,694
Payable for fund shares redeemed	1,790,259
Accrued management fee	454,176
Distribution fees payable	6,264
Other affiliated payables	224,864
Other payables and accrued expenses	118,894
Collateral on securities loaned, at value	5,018,400
Total liabilities		12,988,551

Net Assets		$ 764,724,356
Net Assets consist of:
Paid in capital		$ 883,825,880
Distributions in excess of net investment income		(257,538)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(94,610,430)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(24,233,556)
Net Assets		$ 764,724,356

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,985,714 ÷ 628,096 shares)	$ 12.71

Maximum offering price per share (100/94.25 of $12.71)	$ 13.49
Class T: Net Asset Value and redemption price per share ($2,739,220 ÷ 215,444 shares)	$ 12.71

Maximum offering price per share (100/96.50 of $12.71)	$ 13.17
Class B: Net Asset Value and offering price per share ($1,149,469 ÷ 90,481 shares)A	$ 12.70

Class C: Net Asset Value and offering price per share ($3,247,585 ÷ 255,945 shares)A	$ 12.69

International Real Estate: Net Asset Value, offering price and redemption price per share ($746,575,195 ÷ 58,546,659 shares)	$ 12.75

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,027,173 ÷ 237,837 shares)	$ 12.73

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended January 31, 2008 (Unaudited)
Investment Income
Dividends		$ 11,053,804
Interest		17,902
Income from Fidelity Central Funds		685,570
		11,757,276
Less foreign taxes withheld		(761,327)
Total income		10,995,949

Expenses
Management fee	$ 3,244,991
Transfer agent fees	1,195,795
Distribution fees	36,862
Accounting and security lending fees	218,354
Custodian fees and expenses	218,390
Independent trustees' compensation	2,033
Registration fees	38,467
Audit	39,576
Legal	3,890
Interest	23,066
Miscellaneous	27,893
Total expenses before reductions	5,049,317
Expense reductions	(177,484)	4,871,833
Net investment income (loss)		6,124,116
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(6,086,736)
Foreign currency transactions	(100,275)
Total net realized gain (loss)		(6,187,011)
Change in net unrealized appreciation (depreciation) on: Investment securities	(74,743,397)
Assets and liabilities in foreign currencies	41,236
Total change in net unrealized appreciation (depreciation)		(74,702,161)
Net gain (loss)		(80,889,172)
Net increase (decrease) in net assets resulting from operations		$ (74,765,056)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2008 (Unaudited)	Year ended July 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,124,116	$ 19,060,502
Net realized gain (loss)	(6,187,011)	65,469,181
Change in net unrealized appreciation (depreciation)	(74,702,161)	11,371,284
Net increase (decrease) in net assets resulting from operations	(74,765,056)	95,900,967
Distributions to shareholders from net investment income	(18,764,218)	(8,677,416)
Distributions to shareholders from net realized gain	(91,321,117)	(61,685,812)
Total distributions	(110,085,335)	(70,363,228)
Share transactions - net increase (decrease)	(96,681,563)	571,194,492
Redemption fees	369,294	1,300,956
Total increase (decrease) in net assets	(281,162,660)	598,033,187

Net Assets
Beginning of period	1,045,887,016	447,853,829
End of period (including distributions in excess of net investment income of $257,538 and undistributed net investment income of $15,501,269, respectively)	$ 764,724,356	$ 1,045,887,016

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2008	Year ended July 31,
	(Unaudited)	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 15.71	$ 17.46
Income from Investment Operations
Net investment income (loss) E	.08	.11
Net realized and unrealized gain (loss)	(1.28)	(1.87) H
Total from investment operations	(1.20)	(1.76)
Distributions from net investment income	(.31)	-
Distributions from net realized gain	(1.50)	-
Total distributions	(1.81)	-
Redemption fees added to paid in capital E	.01	.01
Net asset value, end of period	$ 12.71	$ 15.71
Total Return B,C,D	(8.17)%	(10.02)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.38% A	1.37% A
Expenses net of fee waivers, if any	1.38% A	1.37% A
Expenses net of all reductions	1.35% A	1.26% A
Net investment income (loss)	1.04% A	2.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,986	$ 5,087
Portfolio turnover rate G	65% A	144%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2008	Year ended July 31,
	(Unaudited)	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 15.70	$ 17.46
Income from Investment Operations
Net investment income (loss) E	.06	.10
Net realized and unrealized gain (loss)	(1.28)	(1.87) H
Total from investment operations	(1.22)	(1.77)
Distributions from net investment income	(.28)	-
Distributions from net realized gain	(1.50)	-
Total distributions	(1.78)	-
Redemption fees added to paid in capital E	.01	.01
Net asset value, end of period	$ 12.71	$ 15.70
Total Return B,C,D	(8.31)%	(10.08)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.64% A	1.61% A
Expenses net of fee waivers, if any	1.64% A	1.61% A
Expenses net of all reductions	1.61% A	1.51% A
Net investment income (loss)	.78% A	1.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,739	$ 2,398
Portfolio turnover rate G	65% A	144%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2008	Year ended July 31,
	(Unaudited)	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 15.67	$ 17.46
Income from Investment Operations
Net investment income (loss) E	.02	.07
Net realized and unrealized gain (loss)	(1.27)	(1.87) H
Total from investment operations	(1.25)	(1.80)
Distributions from net investment income	(.23)	-
Distributions from net realized gain	(1.50)	-
Total distributions	(1.73)	-
Redemption fees added to paid in capital E	.01	.01
Net asset value, end of period	$ 12.70	$ 15.67
Total Return B,C,D	(8.53)%	(10.25)%
Ratios to Average Net Assets F,J
Expenses before reductions	2.14% A	2.11% A
Expenses net of fee waivers, if any	2.14% A	2.11% A
Expenses net of all reductions	2.11% A	2.01% A
Net investment income (loss)	.28% A	1.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,149	$ 1,158
Portfolio turnover rate G	65% A	144%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2008	Year ended July 31,
	(Unaudited)	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 15.67	$ 17.46
Income from Investment Operations
Net investment income (loss) E	.02	.07
Net realized and unrealized gain (loss)	(1.27)	(1.87) H
Total from investment operations	(1.25)	(1.80)
Distributions from net investment income	(.24)	-
Distributions from net realized gain	(1.50)	-
Total distributions	(1.74)	-
Redemption fees added to paid in capital E	.01	.01
Net asset value, end of period	$ 12.69	$ 15.67
Total Return B,C,D	(8.49)%	(10.25)%
Ratios to Average Net Assets F,J
Expenses before reductions	2.14% A	2.10% A
Expenses net of fee waivers, if any	2.14% A	2.10% A
Expenses net of all reductions	2.11% A	2.00% A
Net investment income (loss)	.28% A	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,248	$ 2,629
Portfolio turnover rate G	65% A	144%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Real Estate

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.73	$ 14.69	$ 12.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10	.31	.30	.23
Net realized and unrealized gain (loss)	(1.28)	2.35	2.93	1.91
Total from investment operations	(1.18)	2.66	3.23	2.14
Distributions from net investment income	(.31)	(.22)	(.24)	(.03)
Distributions from net realized gain	(1.50)	(1.42)	(.40)	(.03)
Total distributions	(1.81)	(1.64)	(.64)	(.06)
Redemption fees added to paid in capital D	.01	.02	.01	.01
Net asset value, end of period	$ 12.75	$ 15.73	$ 14.69	$ 12.09
Total Return B,C	(8.04)%	19.01%	27.85%	21.53%
Ratios to Average Net Assets E,H
Expenses before reductions	1.09% A	1.07%	1.12%	1.29% A
Expenses net of fee waivers, if any	1.08% A	1.06%	1.12%	1.29% A
Expenses net of all reductions	1.05% A	.96%	.91%	1.27% A
Net investment income (loss)	1.34% A	1.86%	2.23%	2.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 746,575	$ 1,032,138	$ 447,854	$ 160,980
Portfolio turnover rate F	65% A	144%	234%	36% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2004 (commencement of operations) to July 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2008	Year ended July 31,
	(Unaudited)	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.73	$ 17.46
Income from Investment Operations
Net investment income (loss) D	.09	.12
Net realized and unrealized gain (loss)	(1.27)	(1.86) G
Total from investment operations	(1.18)	(1.74)
Distributions from net investment income	(.33)	-
Distributions from net realized gain	(1.50)	-
Total distributions	(1.83)	-
Redemption fees added to paid in capital D	.01	.01
Net asset value, end of period	$ 12.73	$ 15.73
Total Return B,C	(8.02)%	(9.91)%
Ratios to Average Net Assets E,I
Expenses before reductions	1.13% A	1.08% A
Expenses net of fee waivers, if any	1.13% A	1.08% A
Expenses net of all reductions	1.10% A	.97% A
Net investment income (loss)	1.29% A	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,027	$ 2,477
Portfolio turnover rate F	65% A	144%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2008 (Unaudited)

1. Organization.

Fidelity International Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, International Real Estate and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investment in emerging markets can be subject to social, economic, regulatory and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results

Semiannual Report

3. Significant Accounting Policies - continued

could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Effective with the beginning of the Fund's fiscal year the Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 66,222,806
Unrealized depreciation	(91,898,867)
Net unrealized appreciation (depreciation)	$ (25,676,061)
Cost for federal income tax purposes	$ 787,099,390

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement

Semiannual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Repurchase Agreements - continued

(including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $298,261,544 and $508,449,188, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 8,444	$ 1,117
Class T	.25%	.25%	6,808	158
Class B	.75%	.25%	6,191	4,743
Class C	.75%	.25%	15,419	11,824
			$ 36,862	$ 17,842

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9,842
Class T	2,033
Class B*	476
Class C*	1,100
$ 13,451

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008 Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the transfer agent for International Real Estate. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 10,165.30
Class T	4,297.32
Class B	1,955.32
Class C	4,800.31
International Real Estate	1,170,095.26
Institutional Class	4,483.30
	$ 1,195,795

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 12,036,923	5.31%	$ 23,066

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,463 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $223,928.

Semiannual Report

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of International Real Estate's operating expenses. During the period, this reimbursement reduced the class' expenses by $15,680.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $154,135 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,039. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 66
International Real Estate	6,563
Institutional Class	1
$ 6,630

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2008	Year ended July 31, 2007
From net investment income
Class A	$ 129,244	$ -
Class T	47,714	-
Class B	18,349	-
Class C	47,789	-
International Real Estate	18,458,446	8,677,416
Institutional Class	62,676	-
Total	$ 18,764,218	$ 8,677,416

Semiannual Report

Notes to Financial Statements - continued

11. Distributions to Shareholders - continued

	Six months ended January 31, 2008	Year ended July 31, 2007
From net realized gain
Class A	$ 682,544	$ -
Class T	265,212	-
Class B	121,612	-
Class C	311,917	-
International Real Estate	89,636,989	61,685,812
Institutional Class	302,843	-
Total	$ 91,321,117	$ 61,685,812

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2008	Year ended July 31, 2007 A	Six months ended January 31, 2008	Year ended July 31, 2007 A
Class A
Shares sold	387,045	352,797	$ 5,668,900	$ 6,021,703
Reinvestment of distributions	55,923	-	765,384	-
Shares redeemed	(138,723)	(28,946)	(1,921,634)	(470,996)
Net increase (decrease)	304,245	323,851	$ 4,512,650	$ 5,550,707
Class T
Shares sold	83,131	163,911	$ 1,227,257	$ 2,804,594
Reinvestment of distributions	21,513	-	296,970	-
Shares redeemed	(41,921)	(11,190)	(631,291)	(189,267)
Net increase (decrease)	62,723	152,721	$ 892,936	$ 2,615,327
Class B
Shares sold	29,629	74,357	$ 421,198	$ 1,273,355
Reinvestment of distributions	9,315	-	128,955	-
Shares redeemed	(22,360)	(460)	(318,657)	(7,526)
Net increase (decrease)	16,584	73,897	$ 231,496	$ 1,265,829
Class C
Shares sold	106,703	188,521	$ 1,525,121	$ 3,213,374
Reinvestment of distributions	24,057	-	331,349	-
Shares redeemed	(42,564)	(20,772)	(588,126)	(352,540)
Net increase (decrease)	88,196	167,749	$ 1,268,344	$ 2,860,834

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2008	Year ended July 31, 2007 A	Six months ended January 31, 2008	Year ended July 31, 2007 A
International Real Estate
Shares sold	12,790,704	78,643,461	$ 187,159,553	$1,288,512,778
Reinvestment of distributions	7,157,456	4,249,998	99,352,814	65,004,744
Shares redeemed	(27,029,865)	(47,753,325)	(391,367,437)	(797,297,400)
Net increase (decrease)	(7,081,705)	35,140,134	$ (104,855,070)	$ 556,220,122
Institutional Class
Shares sold	132,564	158,866	$ 1,975,421	$ 2,704,482
Reinvestment of distributions	22,489	-	308,363	-
Shares redeemed	(74,704)	(1,378)	(1,015,703)	(22,809)
Net increase (decrease)	80,349	157,488	$ 1,268,081	$ 2,681,673

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period April 4, 2007 (commencement of sale of shares) to July 31, 2007.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisers

Fidelity International Investment
Advisers (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

AIRE-USAN-0308
1.843181.100

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
International Real Estate
Fund - Institutional Class

Semiannual Report

January 31, 2008

Institutional Class is a
class of Fidelity®
International Real Estate Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks got off to a poor start in 2008, while investment-grade bonds and money markets showed positive returns, once again underscoring the importance of a diversified portfolio. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Class A
Actual	$ 1,000.00	$ 918.30	$ 6.65
Hypothetical A	$ 1,000.00	$ 1,018.20	$ 7.00
Class T
Actual	$ 1,000.00	$ 916.90	$ 7.90
Hypothetical A	$ 1,000.00	$ 1,016.89	$ 8.31
Class B
Actual	$ 1,000.00	$ 914.70	$ 10.30
Hypothetical A	$ 1,000.00	$ 1,014.38	$ 10.84
Class C
Actual	$ 1,000.00	$ 915.10	$ 10.30
Hypothetical A	$ 1,000.00	$ 1,014.38	$ 10.84
International Real Estate
Actual	$ 1,000.00	$ 919.60	$ 5.21
Hypothetical A	$ 1,000.00	$ 1,019.71	$ 5.48
Institutional Class
Actual	$ 1,000.00	$ 919.80	$ 5.45
Hypothetical A	$ 1,000.00	$ 1,019.46	$ 5.74

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.38%
Class T	1.64%
Class B	2.14%
Class C	2.14%
International Real Estate	1.08%
Institutional Class	1.13%

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Sun Hung Kai Properties Ltd.	7.7	2.3
Westfield Group unit	7.4	4.0
British Land Co. PLC	5.7	5.8
Unibail-Rodamco	5.2	3.6
Mitsubishi Estate Co. Ltd.	5.1	6.9
Land Securities Group PLC	4.5	3.5
Mitsui Fudosan Co. Ltd.	2.9	2.9
Babis Vovos International Technical SA	2.8	2.1
Hammerson PLC	2.7	0.0
CapitaLand Ltd.	2.3	3.5
	46.3
Top Five Countries as of January 31, 2008
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Hong Kong	20.6	17.6
United Kingdom	17.5	15.2
Australia	17.3	21.0
Japan	15.3	17.3
France	6.3	4.8
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five REIT Sectors as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Management/Investment	29.4	34.6
REITs - Office Buildings	9.2	1.4
REITs - Shopping Centers	4.3	2.2
REITs - Industrial Buildings	2.5	0.7
REITs - Apartments	1.5	1.5
Asset Allocation (% of fund's net assets)
As of January 31, 2008 *		As of July 31, 2007 **
	Stocks and Investment Companies 96.7%		Stocks and Investment Companies 98.5%
	Short-Term Investments and Net Other Assets 3.3%		Short-Term Investments and Net Other Assets 1.5%
* Foreign investments	96.7%	** Foreign investments	98.5%

Semiannual Report

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
Australia - 17.3%
Aspen Group unit	2,618,506	$ 4,320,105
Centro Retail Group unit	3,850,000	1,605,228
CFS Retail Property Trust	6,906,178	13,066,016
Charter Hall Group unit	4,886,485	6,944,625
DB RREEF Trust unit	9,165,011	13,025,224
Goodman Group unit	3,591,779	14,106,091
Stockland Corp. Ltd. unit	1,704,290	11,094,381
The GPT Group unit	3,331,129	11,200,713
Westfield Group unit	3,406,771	56,511,602
TOTAL AUSTRALIA		131,873,985
Bermuda - 0.5%
HKC Holdings Ltd.	19,259,000	4,025,953
HKC Holdings Ltd. warrants 11/30/09 (a)	1,510,900	58,131
TOTAL BERMUDA		4,084,084
Brazil - 0.9%
Iguatemi Empresa de Shopping Centers SA	325,000	4,766,913
MRV Engenharia e Participacoes SA	94,500	1,767,510
TOTAL BRAZIL		6,534,423
Cayman Islands - 0.9%
New World China Land Ltd. (d)	12,356,200	7,019,983
China - 0.6%
China Resources Land Ltd.	2,644,000	4,597,995
Cyprus - 0.5%
Mirland Development Corp. PLC	390,000	3,865,868
Finland - 1.7%
Citycon Oyj	2,281,403	12,645,800
France - 6.3%
Fonciere Des Regions	62,900	8,345,321
Unibail-Rodamco	168,717	40,043,328
TOTAL FRANCE		48,388,649
Germany - 1.7%
DIC Asset AG	191,960	5,672,168
IVG Immobilien AG	89,500	3,046,986
Patrizia Immobilien AG (d)	680,100	4,462,886
TOTAL GERMANY		13,182,040
Greece - 2.8%
Babis Vovos International Technical SA (a)	744,830	21,100,493
Common Stocks - continued
	Shares	Value
Hong Kong - 20.6%
Cheung Kong Holdings Ltd.	254,000	$ 4,094,646
China Overseas Land & Investment Ltd.	7,986,000	13,478,222
Hang Lung Properties Ltd.	3,414,000	13,288,306
Hong Kong Land Holdings Ltd.	3,712,000	17,446,400
Hysan Development Co. Ltd.	3,673,032	10,763,619
Kerry Properties Ltd.	1,811,411	11,998,715
Link (REIT)	4,406,914	11,088,709
Sino Land Co.	5,552,000	16,732,650
Sun Hung Kai Properties Ltd.	3,001,000	58,692,583
TOTAL HONG KONG		157,583,850
Italy - 0.6%
Immobiliare Grande Distribuzione SpA	1,609,700	4,848,929
Japan - 15.3%
DA Office Investment Corp.	466	2,480,542
Kenedix Realty Investment Corp.	911	5,868,852
Mitsubishi Estate Co. Ltd.	1,463,000	38,800,529
Mitsui Fudosan Co. Ltd.	984,000	22,487,728
New City Residence Investment Corp.	1,187	4,554,651
Nippon Building Fund, Inc.	1,037	11,995,768
Nippon Residential Investment Corp.	1,689	7,005,069
NTT Urban Development Co.	2,800	4,423,963
Sankei Building Co. Ltd. (d)	105,000	1,016,129
Sumitomo Realty & Development Co. Ltd.	602,000	14,805,136
Tokyo Tatemono Co. Ltd.	406,000	3,417,380
TOTAL JAPAN		116,855,747
Netherlands - 1.3%
Eurocommercial Properties NV (Certificaten Van Aandelen) unit	156,332	8,310,554
VastNed Retail NV	15,000	1,475,493
TOTAL NETHERLANDS		9,786,047
Norway - 0.5%
Norwegian Property ASA	407,000	4,121,397
Philippines - 1.8%
Ayala Land, Inc.	24,856,760	8,613,729
Filinvest Land, Inc.	185,414,000	5,231,979
TOTAL PHILIPPINES		13,845,708
Common Stocks - continued
	Shares	Value
Russia - 1.1%
PIK Group:
GDR	263,600	$ 7,512,600
GDR (Reg. S) unit	20,000	570,000
TOTAL RUSSIA		8,082,600
Singapore - 3.5%
Ascendas Real Estate Investment Trust (A-REIT)	2,887,000	4,421,164
CapitaLand Ltd.	4,322,900	17,999,372
City Developments Ltd.	586,000	4,673,112
TOTAL SINGAPORE		27,093,648
South Africa - 0.5%
Resilient Property Income Fund Ltd. unit	1,201,650	4,021,848
United Kingdom - 17.5%
British Land Co. PLC	2,153,400	43,590,316
Brixton PLC	898,000	6,292,819
Capital & Regional PLC	577,000	5,375,438
Derwent London PLC	437,000	11,961,302
Hammerson PLC	893,500	20,302,766
Land Securities Group PLC	1,076,700	34,332,123
Songbird Estates PLC Class B	978,200	3,131,648
Unite Group PLC	1,324,000	8,793,444
TOTAL UNITED KINGDOM		133,779,856
TOTAL COMMON STOCKS (Cost $755,757,092)		733,312,950
Investment Companies - 0.8%

Luxembourg - 0.8%
ProLogis European Properties Fund (Cost $8,129,271)	412,000	6,224,254
Money Market Funds - 2.9%
	Shares	Value
Fidelity Cash Central Fund, 3.79% (b)	16,867,725	$ 16,867,725
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	5,018,400	5,018,400
TOTAL MONEY MARKET FUNDS (Cost $21,886,125)		21,886,125
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $785,772,488)		761,423,329
NET OTHER ASSETS - 0.4%		3,301,027
NET ASSETS - 100%		$ 764,724,356
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 461,642
Fidelity Securities Lending Cash Central Fund	223,928
Total	$ 685,570

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,733,574) - See accompanying schedule: Unaffiliated issuers (cost $763,886,363)	$ 739,537,204
Fidelity Central Funds (cost $21,886,125)	21,886,125
Total Investments (cost $785,772,488)		$ 761,423,329
Foreign currency held at value (cost $198)		200
Receivable for investments sold		11,424,878
Receivable for fund shares sold		1,669,006
Dividends receivable		2,622,301
Distributions receivable from Fidelity Central Funds		84,858
Prepaid expenses		2,788
Other receivables		485,547
Total assets		777,712,907

Liabilities
Payable for investments purchased	$ 5,375,694
Payable for fund shares redeemed	1,790,259
Accrued management fee	454,176
Distribution fees payable	6,264
Other affiliated payables	224,864
Other payables and accrued expenses	118,894
Collateral on securities loaned, at value	5,018,400
Total liabilities		12,988,551

Net Assets		$ 764,724,356
Net Assets consist of:
Paid in capital		$ 883,825,880
Distributions in excess of net investment income		(257,538)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(94,610,430)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(24,233,556)
Net Assets		$ 764,724,356

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($7,985,714 ÷ 628,096 shares)	$ 12.71

Maximum offering price per share (100/94.25 of $12.71)	$ 13.49
Class T: Net Asset Value and redemption price per share ($2,739,220 ÷ 215,444 shares)	$ 12.71

Maximum offering price per share (100/96.50 of $12.71)	$ 13.17
Class B: Net Asset Value and offering price per share ($1,149,469 ÷ 90,481 shares)A	$ 12.70

Class C: Net Asset Value and offering price per share ($3,247,585 ÷ 255,945 shares)A	$ 12.69

International Real Estate: Net Asset Value, offering price and redemption price per share ($746,575,195 ÷ 58,546,659 shares)	$ 12.75

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,027,173 ÷ 237,837 shares)	$ 12.73

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended January 31, 2008 (Unaudited)
Investment Income
Dividends		$ 11,053,804
Interest		17,902
Income from Fidelity Central Funds		685,570
		11,757,276
Less foreign taxes withheld		(761,327)
Total income		10,995,949

Expenses
Management fee	$ 3,244,991
Transfer agent fees	1,195,795
Distribution fees	36,862
Accounting and security lending fees	218,354
Custodian fees and expenses	218,390
Independent trustees' compensation	2,033
Registration fees	38,467
Audit	39,576
Legal	3,890
Interest	23,066
Miscellaneous	27,893
Total expenses before reductions	5,049,317
Expense reductions	(177,484)	4,871,833
Net investment income (loss)		6,124,116
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(6,086,736)
Foreign currency transactions	(100,275)
Total net realized gain (loss)		(6,187,011)
Change in net unrealized appreciation (depreciation) on: Investment securities	(74,743,397)
Assets and liabilities in foreign currencies	41,236
Total change in net unrealized appreciation (depreciation)		(74,702,161)
Net gain (loss)		(80,889,172)
Net increase (decrease) in net assets resulting from operations		$ (74,765,056)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2008 (Unaudited)	Year ended July 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,124,116	$ 19,060,502
Net realized gain (loss)	(6,187,011)	65,469,181
Change in net unrealized appreciation (depreciation)	(74,702,161)	11,371,284
Net increase (decrease) in net assets resulting from operations	(74,765,056)	95,900,967
Distributions to shareholders from net investment income	(18,764,218)	(8,677,416)
Distributions to shareholders from net realized gain	(91,321,117)	(61,685,812)
Total distributions	(110,085,335)	(70,363,228)
Share transactions - net increase (decrease)	(96,681,563)	571,194,492
Redemption fees	369,294	1,300,956
Total increase (decrease) in net assets	(281,162,660)	598,033,187

Net Assets
Beginning of period	1,045,887,016	447,853,829
End of period (including distributions in excess of net investment income of $257,538 and undistributed net investment income of $15,501,269, respectively)	$ 764,724,356	$ 1,045,887,016

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2008	Year ended July 31,
	(Unaudited)	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 15.71	$ 17.46
Income from Investment Operations
Net investment income (loss) E	.08	.11
Net realized and unrealized gain (loss)	(1.28)	(1.87) H
Total from investment operations	(1.20)	(1.76)
Distributions from net investment income	(.31)	-
Distributions from net realized gain	(1.50)	-
Total distributions	(1.81)	-
Redemption fees added to paid in capital E	.01	.01
Net asset value, end of period	$ 12.71	$ 15.71
Total Return B,C,D	(8.17)%	(10.02)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.38% A	1.37% A
Expenses net of fee waivers, if any	1.38% A	1.37% A
Expenses net of all reductions	1.35% A	1.26% A
Net investment income (loss)	1.04% A	2.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,986	$ 5,087
Portfolio turnover rate G	65% A	144%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2008	Year ended July 31,
	(Unaudited)	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 15.70	$ 17.46
Income from Investment Operations
Net investment income (loss) E	.06	.10
Net realized and unrealized gain (loss)	(1.28)	(1.87) H
Total from investment operations	(1.22)	(1.77)
Distributions from net investment income	(.28)	-
Distributions from net realized gain	(1.50)	-
Total distributions	(1.78)	-
Redemption fees added to paid in capital E	.01	.01
Net asset value, end of period	$ 12.71	$ 15.70
Total Return B,C,D	(8.31)%	(10.08)%
Ratios to Average Net Assets F,J
Expenses before reductions	1.64% A	1.61% A
Expenses net of fee waivers, if any	1.64% A	1.61% A
Expenses net of all reductions	1.61% A	1.51% A
Net investment income (loss)	.78% A	1.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,739	$ 2,398
Portfolio turnover rate G	65% A	144%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2008	Year ended July 31,
	(Unaudited)	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 15.67	$ 17.46
Income from Investment Operations
Net investment income (loss) E	.02	.07
Net realized and unrealized gain (loss)	(1.27)	(1.87) H
Total from investment operations	(1.25)	(1.80)
Distributions from net investment income	(.23)	-
Distributions from net realized gain	(1.50)	-
Total distributions	(1.73)	-
Redemption fees added to paid in capital E	.01	.01
Net asset value, end of period	$ 12.70	$ 15.67
Total Return B,C,D	(8.53)%	(10.25)%
Ratios to Average Net Assets F,J
Expenses before reductions	2.14% A	2.11% A
Expenses net of fee waivers, if any	2.14% A	2.11% A
Expenses net of all reductions	2.11% A	2.01% A
Net investment income (loss)	.28% A	1.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,149	$ 1,158
Portfolio turnover rate G	65% A	144%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2008	Year ended July 31,
	(Unaudited)	2007 I
Selected Per-Share Data
Net asset value, beginning of period	$ 15.67	$ 17.46
Income from Investment Operations
Net investment income (loss) E	.02	.07
Net realized and unrealized gain (loss)	(1.27)	(1.87) H
Total from investment operations	(1.25)	(1.80)
Distributions from net investment income	(.24)	-
Distributions from net realized gain	(1.50)	-
Total distributions	(1.74)	-
Redemption fees added to paid in capital E	.01	.01
Net asset value, end of period	$ 12.69	$ 15.67
Total Return B,C,D	(8.49)%	(10.25)%
Ratios to Average Net Assets F,J
Expenses before reductions	2.14% A	2.10% A
Expenses net of fee waivers, if any	2.14% A	2.10% A
Expenses net of all reductions	2.11% A	2.00% A
Net investment income (loss)	.28% A	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,248	$ 2,629
Portfolio turnover rate G	65% A	144%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Real Estate

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 15.73	$ 14.69	$ 12.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10	.31	.30	.23
Net realized and unrealized gain (loss)	(1.28)	2.35	2.93	1.91
Total from investment operations	(1.18)	2.66	3.23	2.14
Distributions from net investment income	(.31)	(.22)	(.24)	(.03)
Distributions from net realized gain	(1.50)	(1.42)	(.40)	(.03)
Total distributions	(1.81)	(1.64)	(.64)	(.06)
Redemption fees added to paid in capital D	.01	.02	.01	.01
Net asset value, end of period	$ 12.75	$ 15.73	$ 14.69	$ 12.09
Total Return B,C	(8.04)%	19.01%	27.85%	21.53%
Ratios to Average Net Assets E,H
Expenses before reductions	1.09% A	1.07%	1.12%	1.29% A
Expenses net of fee waivers, if any	1.08% A	1.06%	1.12%	1.29% A
Expenses net of all reductions	1.05% A	.96%	.91%	1.27% A
Net investment income (loss)	1.34% A	1.86%	2.23%	2.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 746,575	$ 1,032,138	$ 447,854	$ 160,980
Portfolio turnover rate F	65% A	144%	234%	36% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2004 (commencement of operations) to July 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2008	Year ended July 31,
	(Unaudited)	2007 H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.73	$ 17.46
Income from Investment Operations
Net investment income (loss) D	.09	.12
Net realized and unrealized gain (loss)	(1.27)	(1.86) G
Total from investment operations	(1.18)	(1.74)
Distributions from net investment income	(.33)	-
Distributions from net realized gain	(1.50)	-
Total distributions	(1.83)	-
Redemption fees added to paid in capital D	.01	.01
Net asset value, end of period	$ 12.73	$ 15.73
Total Return B,C	(8.02)%	(9.91)%
Ratios to Average Net Assets E,I
Expenses before reductions	1.13% A	1.08% A
Expenses net of fee waivers, if any	1.13% A	1.08% A
Expenses net of all reductions	1.10% A	.97% A
Net investment income (loss)	1.29% A	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,027	$ 2,477
Portfolio turnover rate F	65% A	144%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period April 4, 2007 (commencement of sale of shares) to July 31, 2007.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2008 (Unaudited)

1. Organization.

Fidelity International Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, International Real Estate and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investment in emerging markets can be subject to social, economic, regulatory and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results

Semiannual Report

3. Significant Accounting Policies - continued

could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Effective with the beginning of the Fund's fiscal year the Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 66,222,806
Unrealized depreciation	(91,898,867)
Net unrealized appreciation (depreciation)	$ (25,676,061)
Cost for federal income tax purposes	$ 787,099,390

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement

Semiannual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Repurchase Agreements - continued

(including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $298,261,544 and $508,449,188, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 8,444	$ 1,117
Class T	.25%	.25%	6,808	158
Class B	.75%	.25%	6,191	4,743
Class C	.75%	.25%	15,419	11,824
			$ 36,862	$ 17,842

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 9,842
Class T	2,033
Class B*	476
Class C*	1,100
$ 13,451

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008 Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the transfer agent for International Real Estate. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 10,165.30
Class T	4,297.32
Class B	1,955.32
Class C	4,800.31
International Real Estate	1,170,095.26
Institutional Class	4,483.30
	$ 1,195,795

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 12,036,923	5.31%	$ 23,066

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,463 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $223,928.

Semiannual Report

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of International Real Estate's operating expenses. During the period, this reimbursement reduced the class' expenses by $15,680.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $154,135 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,039. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 66
International Real Estate	6,563
Institutional Class	1
$ 6,630

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2008	Year ended July 31, 2007
From net investment income
Class A	$ 129,244	$ -
Class T	47,714	-
Class B	18,349	-
Class C	47,789	-
International Real Estate	18,458,446	8,677,416
Institutional Class	62,676	-
Total	$ 18,764,218	$ 8,677,416

Semiannual Report

Notes to Financial Statements - continued

11. Distributions to Shareholders - continued

	Six months ended January 31, 2008	Year ended July 31, 2007
From net realized gain
Class A	$ 682,544	$ -
Class T	265,212	-
Class B	121,612	-
Class C	311,917	-
International Real Estate	89,636,989	61,685,812
Institutional Class	302,843	-
Total	$ 91,321,117	$ 61,685,812

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2008	Year ended July 31, 2007 A	Six months ended January 31, 2008	Year ended July 31, 2007 A
Class A
Shares sold	387,045	352,797	$ 5,668,900	$ 6,021,703
Reinvestment of distributions	55,923	-	765,384	-
Shares redeemed	(138,723)	(28,946)	(1,921,634)	(470,996)
Net increase (decrease)	304,245	323,851	$ 4,512,650	$ 5,550,707
Class T
Shares sold	83,131	163,911	$ 1,227,257	$ 2,804,594
Reinvestment of distributions	21,513	-	296,970	-
Shares redeemed	(41,921)	(11,190)	(631,291)	(189,267)
Net increase (decrease)	62,723	152,721	$ 892,936	$ 2,615,327
Class B
Shares sold	29,629	74,357	$ 421,198	$ 1,273,355
Reinvestment of distributions	9,315	-	128,955	-
Shares redeemed	(22,360)	(460)	(318,657)	(7,526)
Net increase (decrease)	16,584	73,897	$ 231,496	$ 1,265,829
Class C
Shares sold	106,703	188,521	$ 1,525,121	$ 3,213,374
Reinvestment of distributions	24,057	-	331,349	-
Shares redeemed	(42,564)	(20,772)	(588,126)	(352,540)
Net increase (decrease)	88,196	167,749	$ 1,268,344	$ 2,860,834

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2008	Year ended July 31, 2007 A	Six months ended January 31, 2008	Year ended July 31, 2007 A
International Real Estate
Shares sold	12,790,704	78,643,461	$ 187,159,553	$1,288,512,778
Reinvestment of distributions	7,157,456	4,249,998	99,352,814	65,004,744
Shares redeemed	(27,029,865)	(47,753,325)	(391,367,437)	(797,297,400)
Net increase (decrease)	(7,081,705)	35,140,134	$ (104,855,070)	$ 556,220,122
Institutional Class
Shares sold	132,564	158,866	$ 1,975,421	$ 2,704,482
Reinvestment of distributions	22,489	-	308,363	-
Shares redeemed	(74,704)	(1,378)	(1,015,703)	(22,809)
Net increase (decrease)	80,349	157,488	$ 1,268,081	$ 2,681,673

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period April 4, 2007 (commencement of sale of shares) to July 31, 2007.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisers

Fidelity International Investment
Advisers (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

AIREI-USAN-0308
1.843174.100

(Fidelity Investment logo)(registered trademark)

Fidelity®
Leveraged Company Stock
Fund

Semiannual Report

January 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the last six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks got off to a poor start in 2008, while investment-grade bonds and money markets showed positive returns, once again underscoring the importance of a diversified portfolio. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a share-holder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Actual	$ 1,000.00	$ 922.00	$ 4.01
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.96	$ 4.22

* Expenses are equal to the Fund's annualized expense ratio of .83%; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Exterran Holdings, Inc.	4.1	0.0
Forest Oil Corp.	3.2	2.1
Freeport-McMoRan Copper & Gold, Inc. Class B	2.9	5.1
Service Corp. International	2.8	2.5
Range Resources Corp.	2.7	1.6
Chesapeake Energy Corp.	2.6	2.0
Celanese Corp. Class A	2.6	1.9
El Paso Corp.	2.4	2.0
Teekay Corp.	2.3	2.4
Flextronics International Ltd.	2.3	1.7
	27.9
Top Five Market Sectors as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	41.1	33.5
Industrials	13.9	15.3
Materials	12.1	13.7
Information Technology	12.0	16.1
Consumer Discretionary	6.6	7.8
Asset Allocation (% of fund's net assets)
As of January 31, 2008 *		As of July 31, 2007 **
	Stocks 97.8%		Stocks 96.3%
	Bonds 0.2%		Bonds 0.2%
	Convertible Securities 0.6%		Convertible Securities 0.6%
	Other Investments 0.1%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets 1.3%		Short-Term Investments and Net Other Assets 2.8%
* Foreign investments	13.5%	** Foreign investments	14.7%

Semiannual Report

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.4%
Auto Components - 0.3%
IdleAire Technologies Corp. warrants 12/15/15 (a)(g)	24,470	$ 24
The Goodyear Tire & Rubber Co. (a)	564,063	14,197
WABCO Holdings, Inc.	211,533	8,523
		22,744
Automobiles - 0.1%
Ford Motor Co. (a)	1,420,000	9,429
Diversified Consumer Services - 3.3%
Carriage Services, Inc. Class A (a)	266,200	2,151
Regis Corp.	319,946	8,104
Service Corp. International (e)(f)	15,606,400	187,745
Stewart Enterprises, Inc. Class A	2,979,752	21,216
		219,216
Hotels, Restaurants & Leisure - 0.8%
Bally Technologies, Inc. (a)	952,360	45,370
Six Flags, Inc. (a)	3,295,400	6,426
The Steak n Shake Co. (a)(e)	659,400	5,763
		57,559
Household Durables - 0.3%
Lennar Corp. Class A (e)	983,400	20,258
Leisure Equipment & Products - 0.3%
Callaway Golf Co.	970,287	17,388
Media - 1.0%
Charter Communications, Inc. Class A (a)(e)	12,399,171	14,507
Cinemark Holdings, Inc. (e)	1,554,497	22,229
Comcast Corp. Class A (a)	315,700	5,733
Gray Television, Inc.	1,995,535	15,126
Knology, Inc. (a)	113,144	1,284
Nexstar Broadcasting Group, Inc. Class A (a)	1,040,500	7,908
		66,787
Specialty Retail - 0.3%
Gamestop Corp. Class A (a)	152,000	7,863
The Pep Boys - Manny, Moe & Jack (e)	1,185,692	12,960
		20,823
TOTAL CONSUMER DISCRETIONARY		434,204
CONSUMER STAPLES - 3.2%
Food & Staples Retailing - 1.3%
Koninklijke Ahold NV sponsored ADR	2,484,960	32,429
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Kroger Co.	339,300	$ 8,635
SUPERVALU, Inc.	1,647,217	49,515
		90,579
Food Products - 1.8%
Corn Products International, Inc.	994,019	33,598
Darling International, Inc. (a)	1,844,966	21,402
Dean Foods Co.	989,600	27,709
Smithfield Foods, Inc. (a)(e)	1,333,476	37,137
		119,846
Personal Products - 0.1%
Revlon, Inc. Class A (sub. vtg.) (a)	3,694,361	3,953
TOTAL CONSUMER STAPLES		214,378
ENERGY - 40.7%
Energy Equipment & Services - 9.7%
Basic Energy Services, Inc. (a)	249,300	4,460
Exterran Holdings, Inc. (a)(e)(f)	4,225,927	275,698
Grant Prideco, Inc. (a)	2,243,420	111,677
Grey Wolf, Inc. (a)	8,326,600	49,627
Hercules Offshore, Inc. (a)(e)	1,072,822	24,729
Nabors Industries Ltd. (a)	808,800	22,016
Noble Corp.	696,000	30,464
Oil States International, Inc. (a)	270,700	9,491
Parker Drilling Co. (a)	1,200,000	8,340
Petroleum Geo-Services ASA	1,049,100	22,545
Petroleum Geo-Services ASA sponsored ADR	2,244,777	48,240
Pride International, Inc. (a)	646,100	20,488
Rowan Companies, Inc.	321,100	10,930
Schoeller-Bleckmann Oilfield Equipment AG	200,000	15,212
		653,917
Oil, Gas & Consumable Fuels - 31.0%
Alpha Natural Resources, Inc. (a)(e)(f)	3,603,434	120,571
Anadarko Petroleum Corp.	340,948	19,976
Arch Coal, Inc.	688,255	30,283
Cabot Oil & Gas Corp.	787,400	30,465
Chesapeake Energy Corp. (e)	4,710,100	175,357
ConocoPhillips	414,631	33,303
Double Hull Tankers, Inc. (f)	2,298,600	25,767
El Paso Corp.	9,622,112	158,572
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EOG Resources, Inc.	368,700	$ 32,261
Forest Oil Corp. (a)(f)	4,814,100	217,694
Frontier Oil Corp.	1,583,600	55,854
General Maritime Corp. (f)	2,849,200	70,774
Mariner Energy, Inc. (a)	2,921,653	73,217
Massey Energy Co.	2,357,500	87,652
Nexen, Inc.	1,063,200	30,448
OPTI Canada, Inc. (a)	1,311,300	21,625
Overseas Shipholding Group, Inc. (f)	2,008,500	130,994
Paladin Energy Ltd. (a)(e)	2,042,400	8,113
Patriot Coal Corp. (a)	145,181	5,771
Peabody Energy Corp.	2,451,813	132,447
Petrohawk Energy Corp. (a)	2,792,748	43,986
Plains Exploration & Production Co. (a)	360,660	17,543
Range Resources Corp.	3,489,300	182,211
Ship Finance International Ltd.:
(Norway)	53,099	1,178
(NY Shares)	1,275,051	33,304
Stone Energy Corp. (a)	557,646	22,863
Teekay Corp.	3,343,200	158,133
Teekay Tankers Ltd.	64,100	1,218
Valero Energy Corp.	1,387,400	82,120
Williams Companies, Inc.	1,784,400	57,047
XTO Energy, Inc.	571,245	29,670
		2,090,417
TOTAL ENERGY		2,744,334
FINANCIALS - 0.9%
Capital Markets - 0.6%
Legg Mason, Inc.	553,200	39,830
Commercial Banks - 0.1%
PNC Financial Services Group, Inc.	157,200	10,315
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	553,200	10,738
TOTAL FINANCIALS		60,883
HEALTH CARE - 4.4%
Biotechnology - 0.0%
Lexicon Pharmaceuticals, Inc. (a)	392,187	929
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	430,100	$ 26,124
Beckman Coulter, Inc.	354,200	23,554
Hospira, Inc. (a)	361,900	14,878
TomoTherapy, Inc.	302,420	4,479
		69,035
Health Care Providers & Services - 3.3%
Community Health Systems, Inc. (a)	568,782	18,258
DaVita, Inc. (a)	1,942,600	103,638
Rural/Metro Corp. (a)	834,200	2,377
Tenet Healthcare Corp. (a)	22,255,183	98,590
		222,863
Pharmaceuticals - 0.1%
Salix Pharmaceuticals Ltd. (a)(e)	632,610	4,397
TOTAL HEALTH CARE		297,224
INDUSTRIALS - 13.8%
Aerospace & Defense - 1.3%
American Science & Engineering, Inc. (e)	314,591	16,724
Teledyne Technologies, Inc. (a)	368,594	19,031
United Technologies Corp.	732,550	53,776
		89,531
Air Freight & Logistics - 0.1%
Park-Ohio Holdings Corp. (a)	179,465	4,013
Airlines - 1.0%
AirTran Holdings, Inc. (a)(e)	861,500	7,435
AMR Corp. (a)	670,630	9,349
Delta Air Lines, Inc. (a)(e)	2,112,876	35,560
Northwest Airlines Corp. (a)	205,972	3,854
UAL Corp.	280,400	10,641
		66,839
Building Products - 2.1%
Armstrong World Industries, Inc. (a)	120,989	4,442
Goodman Global, Inc. (a)	426,400	10,707
Lennox International, Inc.	130,700	4,857
Owens Corning (a)(e)	4,295,649	93,387
Owens Corning warrants 10/31/13 (a)	406,600	915
Trane, Inc.	634,600	28,417
		142,725
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 3.1%
Allied Waste Industries, Inc. (a)	5,612,500	$ 55,283
Cenveo, Inc. (a)(e)(f)	3,858,300	59,958
Deluxe Corp.	355,000	8,634
Layne Christensen Co. (a)	72,376	2,671
Republic Services, Inc.	744,750	22,343
The Brink's Co.	244,500	14,824
Waste Management, Inc.	1,494,300	48,475
		212,188
Construction & Engineering - 0.5%
Foster Wheeler Ltd. (a)	427,400	29,264
Great Lakes Dredge & Dock Corp.	429,400	2,718
		31,982
Electrical Equipment - 1.5%
Baldor Electric Co. (e)	404,900	12,260
Belden, Inc.	1,153,266	48,783
Emerson Electric Co.	389,900	19,823
General Cable Corp. (a)(e)	197,700	11,469
Superior Essex, Inc. (a)	321,722	7,737
		100,072
Machinery - 1.5%
Accuride Corp. (a)	1,384,197	8,679
Badger Meter, Inc. (e)	366,854	13,867
Cummins, Inc.	824,000	39,783
Eaton Corp.	278,800	23,073
FreightCar America, Inc.	151,247	5,704
Lindsay Corp. (e)	19,000	1,159
Middleby Corp. (a)	87,233	5,200
Thermadyne Holdings Corp. (a)	64,900	650
Timken Co.	92,800	2,805
		100,920
Marine - 2.1%
Excel Maritime Carriers Ltd.	122,900	4,678
Genco Shipping & Trading Ltd.	1,096,400	54,074
Navios Maritime Holdings, Inc. (f)	5,740,486	66,245
OceanFreight, Inc. (f)	740,600	14,449
		139,446
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.5%
H&E Equipment Services, Inc. (a)	12,900	$ 214
UAP Holding Corp.	846,600	32,459
		32,673
Transportation Infrastructure - 0.1%
Aegean Marine Petroleum Network, Inc.	215,300	7,038
TOTAL INDUSTRIALS		927,427
INFORMATION TECHNOLOGY - 12.0%
Computers & Peripherals - 1.2%
EMC Corp. (a)	2,701,700	42,876
Seagate Technology	1,230,800	24,948
Sun Microsystems, Inc. (a)	981,875	17,183
		85,007
Electronic Equipment & Instruments - 3.6%
Bell Microproducts, Inc. (a)	623,761	3,281
Cogent, Inc. (a)(e)	1,966,117	19,386
DDi Corp. (a)	295,899	1,225
Flextronics International Ltd. (a)	13,177,863	154,181
Itron, Inc. (a)	200,800	16,546
Merix Corp. (a)(f)	1,545,123	4,141
TTM Technologies, Inc. (a)	852,523	8,670
Tyco Electronics Ltd.	631,050	21,336
Viasystems Group, Inc. (a)	775,300	6,978
Viasystems Group, Inc. (i)	625,780	5,632
		241,376
Internet Software & Services - 0.1%
VeriSign, Inc. (a)	194,300	6,591
IT Services - 0.6%
CACI International, Inc. Class A (a)	348,000	15,169
Cognizant Technology Solutions Corp. Class A (a)	56,200	1,568
SAIC, Inc. (a)(e)	1,381,400	26,108
		42,845
Semiconductors & Semiconductor Equipment - 5.9%
Advanced Micro Devices, Inc. (a)(e)	8,842,500	67,557
AMIS Holdings, Inc. (a)(f)	4,524,524	33,074
Amkor Technology, Inc. (a)(e)(f)	12,599,836	96,263
Atmel Corp. (a)	5,381,223	17,005
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Cypress Semiconductor Corp. (a)	651,200	$ 13,838
Fairchild Semiconductor International, Inc. (a)	200,000	2,450
Infineon Technologies AG sponsored ADR (a)	1,211,200	12,403
Intel Corp.	693,100	14,694
ON Semiconductor Corp. (a)(e)(f)	17,876,600	115,840
Skyworks Solutions, Inc. (a)	1,112,647	8,957
Spansion, Inc. Class A (a)	3,345,100	12,778
		394,859
Software - 0.6%
Symantec Corp. (a)(e)	2,149,400	38,539
TOTAL INFORMATION TECHNOLOGY		809,217
MATERIALS - 12.1%
Chemicals - 6.0%
Agrium, Inc.	344,200	22,205
Albemarle Corp.	1,477,906	53,589
Arch Chemicals, Inc.	648,542	21,836
Celanese Corp. Class A	4,683,100	174,118
Georgia Gulf Corp. (e)	609,840	4,757
H.B. Fuller Co.	2,983,010	61,927
Monsanto Co.	469,600	52,802
Nalco Holding Co.	128,300	2,687
Phosphate Holdings, Inc. (a)(i)	307,500	9,763
Pliant Corp. (a)	567	0
Texas Petrochemicals, Inc. (a)	11,700	281
		403,965
Containers & Packaging - 1.3%
Owens-Illinois, Inc. (a)	842,625	42,468
Smurfit-Stone Container Corp. (a)(e)	3,726,482	35,364
Temple-Inland, Inc.	365,400	6,851
		84,683
Metals & Mining - 3.0%
Freeport-McMoRan Copper & Gold, Inc. Class B	2,217,182	197,396
Ormet Corp. (a)	330,000	1,172
Ormet Corp. (a)(i)	1,075,000	3,435
		202,003
Paper & Forest Products - 1.8%
AbitibiBowater, Inc. (e)	606,788	15,030
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - continued
Domtar Corp. (a)	2,059,700	$ 16,622
International Paper Co. (e)	896,100	28,899
Neenah Paper, Inc.	518,300	14,046
Weyerhaeuser Co.	694,300	47,018
		121,615
TOTAL MATERIALS		812,266
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.6%
McLeodUSA, Inc. (a)	1,701,867	17,884
Qwest Communications International, Inc. (e)	3,203,500	18,837
XO Holdings, Inc. (a)	766,500	1,487
		38,208
Wireless Telecommunication Services - 0.5%
Centennial Communications Corp. Class A (a)	827,032	4,731
Syniverse Holdings, Inc. (a)	1,923,000	30,364
		35,095
TOTAL TELECOMMUNICATION SERVICES		73,303
UTILITIES - 3.2%
Gas Utilities - 0.2%
ONEOK, Inc.	317,600	14,927
Independent Power Producers & Energy Traders - 1.9%
AES Corp. (a)	4,622,740	88,202
Dynegy, Inc. Class A (a)	1,987,000	13,949
Mirant Corp. (a)	714,500	26,322
		128,473
Multi-Utilities - 1.1%
CMS Energy Corp.	4,552,600	71,339
TOTAL UTILITIES		214,739
TOTAL COMMON STOCKS (Cost $5,527,994)		6,587,975
Preferred Stocks - 0.4%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.4%
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
EXCO Resources, Inc. Series A1:
7.00% (i)	2,173	24,594
Nonconvertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Pliant Corp. Series AA 13.00%	5,008	501
TOTAL PREFERRED STOCKS (Cost $29,411)		25,095
Corporate Bonds - 0.4%
	Principal Amount (000s)
Convertible Bonds - 0.2%
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
ICO North America, Inc. 7.5% 8/15/09 (i)	$ 15,495	14,720
Nonconvertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.2%
IdleAire Technologies Corp. 0% 12/15/12 (d)	24,470	12,235
INDUSTRIALS - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. 8% 12/15/07 (a)(g)	4,145	207
Northwest Airlines, Inc. 9.875% 3/15/07 (a)	7,000	210
		417
TOTAL NONCONVERTIBLE BONDS		12,652
TOTAL CORPORATE BONDS (Cost $39,187)		27,372
Money Market Funds - 6.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 3.79% (b)	102,881,674	$ 102,882
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	345,584,067	345,584
TOTAL MONEY MARKET FUNDS (Cost $448,466)		448,466
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 1.69%, dated 1/31/08 due 2/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $3,340)	3,340	3,340
Other - 0.1%
	Shares
Other - 0.1%
Delta Air Lines ALPA Claim (a) (Cost $810)	64,750,000	3,561
TOTAL INVESTMENT PORTFOLIO - 105.4% (Cost $6,049,208)		7,095,809
NET OTHER ASSETS - (5.4)%		(363,114)
NET ASSETS - 100%		$ 6,732,695
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $231,000 or 0.0% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $58,144,000 or 0.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
EXCO Resources, Inc. Series A1, 7.00%	3/28/07	$ 27,000
ICO North America, Inc. 7.5% 8/15/09	8/12/05 - 2/14/07	$ 15,649
Ormet Corp.	2/27/07 - 4/4/07	$ 20,556
Phosphate Holdings, Inc.	1/25/08	$ 9,994
Viasystems Group, Inc.	2/13/04	$ 12,594
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$3,340,000 due 2/01/08 at 1.69%
Banc of America Securities LLC	$ 729
Barclays Capital, Inc.	1,052
ING Financial Markets LLC	1,559
$ 3,340
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,662
Fidelity Securities Lending Cash Central Fund	2,134
Total	$ 4,796
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Alpha Natural Resources, Inc.	$ 68,371	$ -	$ 7,127	$ -	$ 120,571
AMIS Holdings, Inc.	46,648	-	-	-	33,074
Amkor Technology, Inc.	155,734	-	-	-	96,263
Cenveo, Inc.	80,855	202	-	-	59,958
Double Hull Tankers, Inc.	40,938	-	-	1,747	25,767
Exterran Holdings, Inc.	-	53,633	-	-	275,698
Forest Oil Corp.	160,969	34,970	-	-	217,694
Friendly Ice Cream Corp.	6,478	-	6,563	-	-
General Maritime Corp.	84,479	-	10,605	3,149	70,774
Interstate Bakeries Corp.	5,678	-	139	-	-
Merix Corp.	11,635	-	-	-	4,141
Navios Maritime Holdings, Inc.	73,496	1,727	-	757	66,245
OceanFreight, Inc.	17,693	-	-	668	14,449
ON Semiconductor Corp.	211,301	-	-	-	115,840
Overseas Shipholding Group, Inc.	140,663	13,883	-	1,194	130,994
Service Corp. International	192,786	-	4,257	1,101	187,745
The Bon-Ton Stores, Inc.	-	15,705	5,208	37	-
Universal Compression Holdings, Inc.	148,600	-	-	-	-
Total	$ 1,446,324	$ 120,120	$ 33,899	$ 8,653	$ 1,419,213
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	86.5%
Marshall Islands	5.9%
Singapore	2.3%
Bermuda	1.2%
Canada	1.1%
Norway	1.0%
Others (individually less than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $337,932 and repurchase agreements of $3,340) - See accompanying schedule: Unaffiliated issuers (cost $4,496,832)	$ 5,228,130
Fidelity Central Funds (cost $448,466)	448,466
Other affiliated issuers (cost $1,103,910)	1,419,213
Total Investments (cost $6,049,208)		$ 7,095,809
Receivable for investments sold		14,730
Receivable for fund shares sold		11,746
Dividends receivable		2,607
Interest receivable		533
Distributions receivable from Fidelity Central Funds		591
Prepaid expenses		23
Other receivables		19
Total assets		7,126,058

Liabilities
Payable for investments purchased	$ 25,883
Payable for fund shares redeemed	16,877
Accrued management fee	3,482
Other affiliated payables	1,313
Other payables and accrued expenses	224
Collateral on securities loaned, at value	345,584
Total liabilities		393,363

Net Assets		$ 6,732,695
Net Assets consist of:
Paid in capital		$ 5,630,407
Distributions in excess of net investment income		(305)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		55,992
Net unrealized appreciation (depreciation) on investments		1,046,601
Net Assets, for 228,375 shares outstanding		$ 6,732,695
Net Asset Value, offering price and redemption price per share ($6,732,695 ÷ 228,375 shares)		$ 29.48

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2008 (Unaudited)
Investment Income
Dividends (including $8,653 earned from other affiliated issuers)		$ 45,383
Interest		2,332
Income from Fidelity Central Funds		4,796
Total income		52,511

Expenses
Management fee	$ 23,085
Transfer agent fees	7,352
Accounting and security lending fees	645
Custodian fees and expenses	57
Independent trustees' compensation	16
Registration fees	121
Audit	39
Legal	21
Interest	2
Miscellaneous	228
Total expenses before reductions	31,566
Expense reductions	(106)	31,460
Net investment income (loss)		21,051
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	149,684
Other affiliated issuers	(21,209)
Foreign currency transactions	67
Total net realized gain (loss)		128,542
Change in net unrealized appreciation (depreciation) on: Investment securities	(770,694)
Assets and liabilities in foreign currencies	(15)
Total change in net unrealized appreciation (depreciation)		(770,709)
Net gain (loss)		(642,167)
Net increase (decrease) in net assets resulting from operations		$ (621,116)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2008 (Unaudited)	Year ended July 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,051	$ 80,309
Net realized gain (loss)	128,542	319,520
Change in net unrealized appreciation (depreciation)	(770,709)	841,301
Net increase (decrease) in net assets resulting from operations	(621,116)	1,241,130
Distributions to shareholders from net investment income	(89,830)	(19,040)
Distributions to shareholders from net realized gain	(319,818)	(219,421)
Total distributions	(409,648)	(238,461)
Share transactions Proceeds from sales of shares	1,450,237	3,685,329
Reinvestment of distributions	391,352	228,498
Cost of shares redeemed	(1,910,472)	(1,261,801)
Net increase (decrease) in net assets resulting from share transactions	(68,883)	2,652,026
Redemption fees	2,243	1,519
Total increase (decrease) in net assets	(1,097,404)	3,656,214

Net Assets
Beginning of period	7,830,099	4,173,885
End of period (including distributions in excess of net investment income of $305 and undistributed net investment income of $73,047, respectively)	$ 6,732,695	$ 7,830,099
Other Information Shares
Sold	44,711	116,056
Issued in reinvestment of distributions	12,304	8,328
Redeemed	(60,452)	(41,247)
Net increase (decrease)	(3,437)	83,137

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 33.78	$ 28.07	$ 25.48	$ 20.18	$ 14.93	$ 7.37
Income from Investment Operations
Net investment income (loss)	.09	.44 G	.16	.24 H	.04	.01
Net realized and unrealized gain (loss) D	(2.62)	6.78	3.04	6.21	5.45	7.49
Total from investment operations	(2.53)	7.22	3.20	6.45	5.49	7.50
Distributions from net investment income	(.39)	(.12)	(.21)	(.04)	-	-
Distributions from net realized gain	(1.39)	(1.40)	(.41)	(1.12)	(.27)	-
Total distributions	(1.78)	(1.52)	(.62)	(1.16)	(.27)	-
Redemption fees added to paid in capitalD	.01	.01	.01	.01	.03	.06
Net asset value, end of period	$ 29.48	$ 33.78	$ 28.07	$ 25.48	$ 20.18	$ 14.93
Total Return B,C	(7.80)%	27.08%	12.80%	33.93%	37.27%	102.58%
Ratios to Average Net Assets E,I
Expenses before reductions	.83% A	.83%	.86%	.87%	.88%	.93%
Expenses net of fee waivers, if any	.83% A	.83%	.86%	.87%	.88%	.93%
Expenses net of all reductions	.83% A	.83%	.85%	.84%	.85%	.83%
Net investment income (loss)	.55% A	1.43%G	.60%	1.04%H	.23%	.07%
Supplemental Data
Net assets, end of period (in millions)	$ 6,733	$ 7,830	$ 4,174	$ 3,328	$ 1,504	$ 718
Portfolio turnover rateF	26% A	20%	23%	16%	35%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.26 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .59%. H Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.10 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been .61%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Leveraged Company Stock Fund (the Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Effective with the beginning of the Fund's fiscal year the Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions and market discount.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,657,648
Unrealized depreciation	(612,842)
Net unrealized appreciation (depreciation)	$ 1,044,806
Cost for federal income tax purposes	$ 6,051,003

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Restricted Securities - continued

Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $967,122 and $1,281,425, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .61% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annualized rate of .19% of average net assets. Prior to Janaury 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR, was the Fund's transfer agent.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $38 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding.

The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 14,993	3.69%	$ 2

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $10 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $2,134.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $10 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $31 and $65, respectively.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

Subsequent to period end, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $80.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST ®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

LSF-USAN-0308
1.789286.105

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®
OTC
Portfolio

Semiannual Report

January 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks got off to a poor start in 2008, while investment-grade bonds and money markets showed positive returns, once again underscoring the importance of a diversified portfolio. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Actual	$ 1,000.00	$ 955.60	$ 5.06
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,019.96	$ 5.23

* Expenses are equal to the Fund's annualized expense ratio of 1.03%; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Nintendo Co. Ltd.	10.1	9.7
Google, Inc. Class A (sub. vtg.)	9.4	7.7
Microsoft Corp.	6.9	1.8
Cisco Systems, Inc.	5.1	3.4
Research In Motion Ltd.	3.5	2.9
Apple, Inc.	2.1	4.3
Celgene Corp.	2.0	2.3
Biogen Idec, Inc.	1.9	1.6
Gilead Sciences, Inc.	1.7	1.3
Activision , Inc.	1.6	0.4
	44.3
Top Five Market Sectors as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	57.3	68.0
Health Care	19.3	13.2
Industrials	7.8	2.9
Consumer Discretionary	6.7	8.3
Financials	4.0	3.1
Asset Allocation (% of fund's net assets)
As of January 31, 2008 *		As of July 31, 2007 **
	Stocks 98.8%		Stocks 99.6%
	Short-Term Investments and Net Other Assets 1.2%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	22.1%	* * Foreign investments	19.0%

Semiannual Report

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.7%
Diversified Consumer Services - 0.3%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	358,900	$ 20,332
Hotels, Restaurants & Leisure - 1.1%
BJ's Restaurants, Inc. (a)	194,800	3,362
California Pizza Kitchen, Inc. (a)	298,100	4,003
Morgans Hotel Group Co. (a)	1,329,300	19,368
P.F. Chang's China Bistro, Inc. (a)	133,400	3,794
Red Robin Gourmet Burgers, Inc. (a)	358,000	12,487
Starbucks Corp. (a)	1,689,700	31,952
Texas Roadhouse, Inc. Class A (a)	646,500	7,803
		82,769
Internet & Catalog Retail - 0.9%
Amazon.com, Inc. (a)(d)	898,600	69,821
Media - 0.5%
Pyramid Saimira Theatre Ltd.	532,953	5,471
TiVo, Inc. (a)(d)	3,854,075	33,800
		39,271
Specialty Retail - 0.6%
Jo-Ann Stores, Inc. (a)	664,818	8,423
Jos. A. Bank Clothiers, Inc. (a)	200,000	5,448
Staples, Inc.	1,039,700	24,890
The Game Group PLC	962,100	3,834
		42,595
Textiles, Apparel & Luxury Goods - 3.3%
Crocs, Inc. (a)(d)	1,497,200	52,088
Deckers Outdoor Corp. (a)(d)(e)	736,500	89,293
Fuqi International, Inc. (a)	992,517	8,456
Lululemon Athletica, Inc. (d)	810,100	27,454
Provogue (India) Ltd.	405,999	13,243
Provogue (India) Ltd. (a)(f)	700,000	20,549
True Religion Apparel, Inc. (a)(d)(e)	1,724,900	32,169
		243,252
TOTAL CONSUMER DISCRETIONARY		498,040
CONSUMER STAPLES - 1.0%
Food & Staples Retailing - 0.8%
Costco Wholesale Corp. (d)	209,600	14,240
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Whole Foods Market, Inc. (d)	633,000	$ 24,966
Winn-Dixie Stores, Inc. (a)(d)	1,152,500	20,422
		59,628
Food Products - 0.2%
Green Mountain Coffee Roasters, Inc. (a)	374,000	14,406
TOTAL CONSUMER STAPLES		74,034
ENERGY - 0.9%
Energy Equipment & Services - 0.3%
Global Industries Ltd. (a)	633,400	11,186
Patterson-UTI Energy, Inc.	594,100	11,632
		22,818
Oil, Gas & Consumable Fuels - 0.6%
Valero Energy Corp.	773,000	45,754
TOTAL ENERGY		68,572
FINANCIALS - 4.0%
Capital Markets - 3.2%
Bear Stearns Companies, Inc. (d)	230,500	20,814
Charles Schwab Corp.	2,659,500	59,307
FCStone Group, Inc.	146,100	6,480
GFI Group, Inc. (a)(d)	178,600	15,754
Goldman Sachs Group, Inc.	133,000	26,702
Greenhill & Co., Inc.	105,400	7,118
Lehman Brothers Holdings, Inc.	740,400	47,511
Merrill Lynch & Co., Inc.	415,300	23,423
T. Rowe Price Group, Inc.	583,800	29,534
		236,643
Commercial Banks - 0.1%
MB Financial, Inc.	28,545	888
South Financial Group, Inc.	219,800	3,798
Texas Capital Bancshares, Inc. (a)	126,500	2,205
		6,891
Diversified Financial Services - 0.3%
Bolsa de Mercadorias & Futuros - BM&F SA	334,300	3,012
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Bovespa Holding SA	155,000	$ 2,276
Hong Kong Exchanges & Clearing Ltd.	1,007,000	20,766
		26,054
Insurance - 0.2%
LandAmerica Financial Group, Inc.	235,500	12,284
Real Estate Investment Trusts - 0.0%
SWA REIT Ltd. (a)	154,800	115
Real Estate Management & Development - 0.2%
DLF Ltd.	141,397	2,913
Indiabulls Real Estate Ltd. (a)	725,950	11,676
		14,589
TOTAL FINANCIALS		296,576
HEALTH CARE - 19.3%
Biotechnology - 11.7%
Acadia Pharmaceuticals, Inc. (a)	267,800	3,176
Alexion Pharmaceuticals, Inc. (a)	217,880	14,232
Alkermes, Inc. (a)	1,694,941	22,577
Amgen, Inc. (a)	1,317,100	61,364
Amylin Pharmaceuticals, Inc. (a)	2,068,400	61,328
Biogen Idec, Inc. (a)	2,320,900	141,459
BioMarin Pharmaceutical, Inc. (a)	553,400	20,509
Celgene Corp. (a)	2,568,992	144,146
Cephalon, Inc. (a)(d)	798,400	52,399
Cepheid, Inc. (a)	325,600	9,944
Cougar Biotechnology, Inc. (a)	968,145	28,952
Genomic Health, Inc. (a)	443,000	9,299
Gilead Sciences, Inc. (a)	2,778,500	126,950
GTx, Inc. (a)(d)	544,100	6,034
Indevus Pharmaceuticals, Inc. (a)(e)	3,872,438	24,667
Isis Pharmaceuticals, Inc. (a)	526,400	8,212
Metabolix, Inc. (a)	100,000	1,823
Myriad Genetics, Inc. (a)	249,100	10,714
ONYX Pharmaceuticals, Inc. (a)	582,200	27,672
Pharmion Corp. (a)	154,025	10,620
Regeneron Pharmaceuticals, Inc. (a)	1,258,100	25,514
Rigel Pharmaceuticals, Inc. (a)	644,100	17,732
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Seattle Genetics, Inc. (a)	941,903	$ 8,628
Transition Therapeutics, Inc. (a)	650,633	7,132
Vertex Pharmaceuticals, Inc. (a)	911,988	18,568
		863,651
Health Care Equipment & Supplies - 1.3%
Align Technology, Inc. (a)	523,500	6,167
Gen-Probe, Inc. (a)	500,500	28,604
Inverness Medical Innovations, Inc. (a)	642,826	28,959
Meridian Bioscience, Inc.	298,600	9,379
Orthofix International NV (a)	73,300	4,008
Zoll Medical Corp. (a)	811,200	21,627
		98,744
Health Care Providers & Services - 1.5%
Amedisys, Inc. (a)	118,600	5,056
athenahealth, Inc. (d)	238,600	7,492
Express Scripts, Inc. (a)	1,332,700	89,944
Henry Schein, Inc. (a)	164,600	9,568
		112,060
Health Care Technology - 0.6%
Cerner Corp. (a)	341,700	17,905
Eclipsys Corp. (a)	500,000	12,870
MedAssets, Inc.	720,500	14,518
		45,293
Life Sciences Tools & Services - 2.1%
Affymetrix, Inc. (a)	787,341	15,794
AMAG Pharmaceuticals, Inc.	309,000	15,932
Bruker BioSciences Corp. (a)	888,100	9,103
Exelixis, Inc. (a)	1,668,288	12,212
Illumina, Inc. (a)(d)	1,039,046	66,187
Illumina, Inc.:
warrants 11/22/10 (a)(f)	354,776	5,373
warrants 1/19/11 (a)(f)	452,917	6,886
Invitrogen Corp. (a)	213,100	18,256
Sequenom, Inc. (a)	350,000	2,902
		152,645
Pharmaceuticals - 2.1%
Elan Corp. PLC sponsored ADR (a)	2,322,400	59,012
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Sepracor, Inc. (a)	2,398,900	$ 67,745
Teva Pharmaceutical Industries Ltd. sponsored ADR	527,600	24,291
		151,048
TOTAL HEALTH CARE		1,423,441
INDUSTRIALS - 7.8%
Aerospace & Defense - 0.3%
Honeywell International, Inc.	398,200	23,522
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	178,300	9,903
Expeditors International of Washington, Inc.	362,500	17,143
		27,046
Airlines - 1.1%
Northwest Airlines Corp. (a)	1,149,700	21,511
UAL Corp.	1,562,600	59,301
		80,812
Commercial Services & Supplies - 0.2%
First Advantage Corp. Class A (a)	19,204	312
GeoEye, Inc. (a)	186,470	6,519
Monster Worldwide, Inc. (a)	253,800	7,068
		13,899
Construction & Engineering - 0.7%
Great Lakes Dredge & Dock Corp.	1,406,100	8,901
Hindustan Construction Co. Ltd.	1,695,093	7,820
Jaiprakash Associates Ltd.	1,040,000	9,592
Larsen & Toubro Ltd.	130,000	12,070
URS Corp. (a)	270,084	11,857
		50,240
Electrical Equipment - 2.8%
Bharat Heavy Electricals Ltd.	191,762	10,058
Crompton Greaves Ltd.	1,010,000	8,399
First Solar, Inc. (a)	218,200	39,662
JA Solar Holdings Co. Ltd. ADR	1,348,200	68,529
Renewable Energy Corp. AS (a)	552,800	14,452
Sunpower Corp. Class A (a)(d)	642,400	44,383
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	66,200	3,623
Yingli Green Energy Holding Co. Ltd. ADR (d)	780,700	15,872
		204,978
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.1%
Siemens India Ltd.	170,000	$ 7,237
Machinery - 1.0%
Bucyrus International, Inc. Class A	162,000	15,019
Joy Global, Inc.	598,100	37,710
Titan Machinery, Inc.	354,900	5,849
TurboChef Technologies, Inc. (a)(d)	1,448,094	14,843
		73,421
Road & Rail - 1.1%
Avis Budget Group, Inc. (a)	1,047,400	13,983
J.B. Hunt Transport Services, Inc. (d)	1,526,400	47,471
Landstar System, Inc.	494,200	24,725
		86,179
Trading Companies & Distributors - 0.1%
Fastenal Co. (d)	224,300	9,064
TOTAL INDUSTRIALS		576,398
INFORMATION TECHNOLOGY - 57.3%
Communications Equipment - 11.8%
Cisco Systems, Inc. (a)	15,228,400	373,096
Infinera Corp.	865,142	8,816
Juniper Networks, Inc. (a)	4,194,062	113,869
Polycom, Inc. (a)	639,800	16,155
QUALCOMM, Inc.	2,323,300	98,554
Research In Motion Ltd. (a)	2,782,366	261,209
		871,699
Computers & Peripherals - 3.0%
Apple, Inc. (a)	1,177,000	159,319
High Tech Computer Corp.	1,205,000	22,716
Network Appliance, Inc. (a)	557,300	12,941
Palm, Inc. (d)	5,013,159	27,171
		222,147
Electronic Equipment & Instruments - 0.3%
Trimble Navigation Ltd. (a)	701,700	18,560
Internet Software & Services - 12.2%
Akamai Technologies, Inc. (a)(d)	2,454,675	74,131
Alibaba.com Ltd.	2,642,500	6,256
DivX, Inc. (a)(d)	1,559,600	22,224
eBay, Inc. (a)	615,687	16,556
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc. Class A (sub. vtg.) (a)	1,237,440	$ 698,286
India Infoline Ltd.	310,000	9,186
INFO Edge India Ltd.	210,000	5,632
Mercadolibre, Inc.	633,850	23,471
Omniture, Inc. (a)	457,170	11,301
Yahoo!, Inc. (a)	1,900,316	36,448
		903,491
IT Services - 1.8%
Cognizant Technology Solutions Corp. Class A (a)	3,867,770	107,911
Infosys Technologies Ltd. sponsored ADR	673,900	27,899
		135,810
Semiconductors & Semiconductor Equipment - 6.1%
Applied Materials, Inc.	4,423,951	79,277
Broadcom Corp. Class A (a)(d)	1,704,150	37,628
Cavium Networks, Inc.	1,594,519	30,471
Cree, Inc. (a)(d)	2,083,900	61,579
Cypress Semiconductor Corp. (a)	813,950	17,296
Intel Corp.	996,600	21,128
Marvell Technology Group Ltd. (a)	7,588,200	90,072
Omnivision Technologies, Inc. (a)(d)(e)	3,255,295	46,095
Power Integrations, Inc. (a)	413,200	10,528
Rubicon Technology, Inc.	312,400	7,388
Varian Semiconductor Equipment Associates, Inc. (a)	1,146,900	36,942
Xilinx, Inc.	616,400	13,481
		451,885
Software - 22.1%
Activision, Inc. (a)	4,521,600	116,974
Electronic Arts, Inc. (a)	763,200	36,153
Gameloft (a)	800,063	3,332
Microsoft Corp.	15,532,700	506,366
Nintendo Co. Ltd.	1,045,700	516,576
Nintendo Co. Ltd. ADR	3,760,300	232,199
Nuance Communications, Inc. (a)(d)	3,576,400	56,829
Oracle Corp. (a)	2,907,000	59,739
Quest Software, Inc. (a)	100,000	1,495
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	2,070,800	56,926
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Take-Two Interactive Software, Inc. (a)(d)	1,088,421	$ 17,894
VMware, Inc. Class A (d)	462,783	26,217
		1,630,700
TOTAL INFORMATION TECHNOLOGY		4,234,292
MATERIALS - 1.8%
Chemicals - 1.3%
Monsanto Co.	507,200	57,030
The Mosaic Co. (a)	407,400	37,077
		94,107
Containers & Packaging - 0.1%
Smurfit-Stone Container Corp. (a)	858,700	8,149
Metals & Mining - 0.4%
Lihir Gold Ltd. sponsored ADR	241,700	7,952
Randgold Resources Ltd. sponsored ADR	247,400	11,803
Steel Dynamics, Inc.	243,900	12,719
		32,474
TOTAL MATERIALS		134,730
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Level 3 Communications, Inc. (a)	500,000	1,720
TOTAL COMMON STOCKS (Cost $6,478,886)		7,307,803
Money Market Funds - 6.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 3.79% (b)	121,137,801	$ 121,138
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	336,209,587	336,210
TOTAL MONEY MARKET FUNDS (Cost $457,348)		457,348
TOTAL INVESTMENT PORTFOLIO - 105.0% (Cost $6,936,234)		7,765,151
NET OTHER ASSETS - (5.0)%		(372,609)
NET ASSETS - 100%		$ 7,392,542
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $32,808,000 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Illumina, Inc. warrants 11/22/10	11/21/05	$ 0
Illumina, Inc. warrants 1/19/11	1/18/06	$ 0
Provogue (India) Ltd.	2/21/07	$ 7,157
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,537
Fidelity Securities Lending Cash Central Fund	3,372
Total	$ 4,909
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Deckers Outdoor Corp.	$ 69,644	$ 5,734	$ -	$ -	$ 89,293
Indevus Pharmaceuticals, Inc.	-	29,730	-	-	24,667
Omnivision Technologies, Inc.	67,769	1,938	14,472	-	46,095
True Religion Apparel, Inc.	-	33,339	-	-	32,169
Total	$ 137,413	$ 70,741	$ 14,472	$ -	$ 192,224
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	77.9%
Japan	10.1%
Canada	3.6%
India	2.1%
Cayman Islands	1.6%
Bermuda	1.2%
Others (individually less than 1%)	3.5%
100.0%
Income Tax Information
At July 31, 2007, the fund had a capital loss carryforward of approximately $3,019,619,000 of which $1,769,724,000 and $1,249,895,000 will expire on July 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount) (Unaudited)	January 31, 2008

Assets
Investment in securities, at value (including securities loaned of $333,683) - See accompanying schedule: Unaffiliated issuers (cost $6,333,710)	$ 7,115,579
Fidelity Central Funds (cost $457,348)	457,348
Other affiliated issuers (cost $145,176)	192,224
Total Investments (cost $6,936,234)		$ 7,765,151
Foreign currency held at value (cost $1,993)		1,994
Receivable for investments sold		87,366
Receivable for fund shares sold		7,007
Dividends receivable		118
Distributions receivable from Fidelity Central Funds		929
Prepaid expenses		28
Other receivables		503
Total assets		7,863,096

Liabilities
Payable for investments purchased	$ 116,907
Payable for fund shares redeemed	7,064
Accrued management fee	5,332
Other affiliated payables	1,671
Other payables and accrued expenses	3,370
Collateral on securities loaned, at value	336,210
Total liabilities		470,554

Net Assets		$ 7,392,542
Net Assets consist of:
Paid in capital		$ 9,034,007
Accumulated net investment loss		(26,995)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,440,514)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		826,044
Net Assets, for 164,282 shares outstanding		$ 7,392,542
Net Asset Value, offering price and redemption price per share ($7,392,542 ÷ 164,282 shares)		$ 45.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands (Unaudited)	Six months ended January 31, 2008

Investment Income
Dividends		$ 10,818
Special dividends		3,114
Interest		162
Income from Fidelity Central Funds (including $3,372 from security lending)		4,909
Total income		19,003

Expenses
Management fee Basic fee	$ 27,171
Performance adjustment	8,242
Transfer agent fees	9,512
Accounting and security lending fees	659
Custodian fees and expenses	218
Independent trustees' compensation	18
Appreciation in deferred trustee compensation account	1
Registration fees	91
Audit	51
Legal	35
Interest	6
Miscellaneous	281
Total expenses before reductions	46,285
Expense reductions	(379)	45,906
Net investment income (loss)		(26,903)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,992)	610,359
Other affiliated issuers	1,397
Foreign currency transactions	(361)
Total net realized gain (loss)		611,395
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $2,289)	(854,290)
Assets and liabilities in foreign currencies	96
Total change in net unrealized appreciation (depreciation)		(854,194)
Net gain (loss)		(242,799)
Net increase (decrease) in net assets resulting from operations		$ (269,702)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2008 (Unaudited)	Year ended July 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (26,903)	$ (39,204)
Net realized gain (loss)	611,395	817,535
Change in net unrealized appreciation (depreciation)	(854,194)	1,784,972
Net increase (decrease) in net assets resulting from operations	(269,702)	2,563,303
Share transactions Proceeds from sales of shares	1,204,559	1,230,037
Cost of shares redeemed	(2,320,228)	(2,384,937)
Net increase (decrease) in net assets resulting from share transactions	(1,115,669)	(1,154,900)
Total increase (decrease) in net assets	(1,385,371)	1,408,403

Net Assets
Beginning of period	8,777,913	7,369,510
End of period (including accumulated net investment loss of $26,995 and accumulated net investment loss of $92, respectively)	$ 7,392,542	$ 8,777,913
Other Information Shares
Sold	23,698	29,892
Redeemed	(45,808)	(55,876)
Net increase (decrease)	(22,110)	(25,984)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 47.09	$ 34.70	$ 35.99	$ 30.43	$ 28.33	$ 23.46
Income from Investment Operations
Net investment income (loss) D	(.15) G	(.19)	(.10) H	.37 I	(.17)	(.17)
Net realized and unrealized gain (loss)	(1.94)	12.58	(1.19)	5.60	2.27	5.04
Total from investment operations	(2.09)	12.39	(1.29)	5.97	2.10	4.87
Distributions from net investment income	-	-	-	(.41)	-	-
Net asset value, end of period	$ 45.00	$ 47.09	$ 34.70	$ 35.99	$ 30.43	$ 28.33
Total Return B, C	(4.44) %	35.71%	(3.58)%	19.70%	7.41%	20.76%
Ratios to Average Net Assets E, J
Expenses before reductions	1.03% A	.96%	.80%	.81%	.91%	1.18%
Expenses net of fee waivers, if any	1.03% A	.96%	.80%	.81%	.91%	1.18%
Expenses net of all reductions	1.02% A	.95%	.75%	.75%	.89%	1.12%
Net investment income (loss)	(.60)% A,G	(.45)%	(.26)% H	1.13% I	(.53)%	(.71)%
Supplemental Data
Net assets, end of period (in millions)	$ 7,393	$ 8,778	$ 7,370	$ 8,063	$ 7,322	$ 7,041
Portfolio turnover rate F	135% A	121%	149%	117%	61%	116%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.67)%.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%.

I Investment income per share reflects a special dividend which amounted to $.46 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.27)%.

J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity OTC Portfolio (the Fund) is a non-diversified fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Effective with the beginning of the Fund's fiscal year the Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,489,851
Unrealized depreciation	(683,752)
Net unrealized appreciation (depreciation)	$ 806,099
Cost for federal income tax purposes	$ 6,959,052

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $5,989,297 and $7,139,136, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .79% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annualized rate of .21% of average net assets. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the Fund's transfer agent.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $116 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 12,164	4.72%	$ 6

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $12 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated

Semiannual Report

8. Security Lending - continued

with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $104 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $9 and $266, respectively.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

Subsequent to period end, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $1,246.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investments
Advisors

Fidelity International Investments
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

OTC-USAN-0308
1.789288.105

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®
Small Cap Growth
Fund

Semiannual Report

January 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines.") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the fund's most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks got off to a poor start in 2008, while investment-grade bonds and money markets showed positive returns, once again underscoring the importance of a diversified portfolio. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Class A
Actual	$ 1,000.00	$ 953.90	$ 6.88
HypotheticalA	$ 1,000.00	$ 1,018.10	$ 7.10
Class T
Actual	$ 1,000.00	$ 952.80	$ 8.10
HypotheticalA	$ 1,000.00	$ 1,016.84	$ 8.36
Class B
Actual	$ 1,000.00	$ 950.30	$ 10.54
HypotheticalA	$ 1,000.00	$ 1,014.33	$ 10.89
Class C
Actual	$ 1,000.00	$ 950.20	$ 10.54
HypotheticalA	$ 1,000.00	$ 1,014.33	$ 10.89
Small Cap Growth
Actual	$ 1,000.00	$ 955.70	$ 5.46
HypotheticalA	$ 1,000.00	$ 1,019.56	$ 5.63
Institutional Class
Actual	$ 1,000.00	$ 955.50	$ 5.06
HypotheticalA	$ 1,000.00	$ 1,019.96	$ 5.23

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.40%
Class T	1.65%
Class B	2.15%
Class C	2.15%
Small Cap Growth	1.11%
Institutional Class	1.03%

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Blackbaud, Inc.	1.6	1.2
Superior Energy Services, Inc.	1.5	1.1
Harris Corp.	1.4	1.5
Chicago Bridge & Iron Co. NV (NY Shares)	1.4	0.8
Humana, Inc.	1.3	0.9
Huron Consulting Group, Inc.	1.3	1.2
Tessera Technologies, Inc.	1.3	1.0
j2 Global Communications, Inc.	1.3	1.3
MF Global Ltd.	1.2	0.0
Pharmaceutical Product Development, Inc.	1.2	0.9
	13.5
Top Five Market Sectors as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.0	24.4
Health Care	19.4	16.9
Industrials	18.0	18.0
Energy	13.3	10.7
Consumer Discretionary	8.2	9.3
Asset Allocation (% of fund's net assets)
As of January 31, 2008 *		As of July 31, 2007 **
	Stocks 97.4%		Stocks 95.9%
	Short-Term Investments and Net Other Assets 2.6%		Short-Term Investments and Net Other Assets 4.1%
* Foreign investments	13.9%	** Foreign investments	10.2%

Semiannual Report

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
CONSUMER DISCRETIONARY - 8.2%
Auto Components - 0.9%
WABCO Holdings, Inc.	293,600	$ 11,829,144
Diversified Consumer Services - 1.2%
Apollo Group, Inc. Class A (non-vtg.) (a)	102,200	8,149,428
Strayer Education, Inc.	45,000	7,766,100
		15,915,528
Hotels, Restaurants & Leisure - 1.1%
Life Time Fitness, Inc. (a)(d)	172,100	7,630,914
Ruth's Chris Steak House, Inc. (a)(d)	871,566	7,216,566
		14,847,480
Internet & Catalog Retail - 0.6%
Priceline.com, Inc. (a)	75,000	8,139,000
Media - 0.6%
Dolan Media Co.	236,400	5,356,824
New Frontier Media, Inc.	470,565	2,103,426
		7,460,250
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	239,900	8,559,632
Citi Trends, Inc. (a)	102,885	1,406,438
Collective Brands, Inc. (a)(d)	463,500	8,166,870
The Men's Wearhouse, Inc.	269,900	6,879,751
Tween Brands, Inc. (a)	210,600	6,745,518
		31,758,209
Textiles, Apparel & Luxury Goods - 1.5%
American Apparel, Inc. (a)(d)	225,700	2,843,820
Crocs, Inc. (a)(d)	224,800	7,820,792
Iconix Brand Group, Inc. (a)	489,100	10,168,389
		20,833,001
TOTAL CONSUMER DISCRETIONARY		110,782,612
CONSUMER STAPLES - 3.6%
Food Products - 1.1%
Corn Products International, Inc.	200,000	6,760,000
Dean Foods Co.	300,000	8,400,000
		15,160,000
Personal Products - 2.5%
Bare Escentuals, Inc. (a)(d)	449,200	10,708,928
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
Chattem, Inc. (a)(d)	210,500	$ 16,149,560
Physicians Formula Holdings, Inc. (a)(e)	728,005	6,901,487
		33,759,975
TOTAL CONSUMER STAPLES		48,919,975
ENERGY - 13.3%
Energy Equipment & Services - 4.3%
Atwood Oceanics, Inc. (a)	187,900	15,612,611
Exterran Holdings, Inc. (a)	115,000	7,502,600
Grey Wolf, Inc. (a)	1,204,300	7,177,628
Hornbeck Offshore Services, Inc. (a)(d)	192,200	7,434,296
Superior Energy Services, Inc. (a)	516,400	20,702,476
		58,429,611
Oil, Gas & Consumable Fuels - 9.0%
Cabot Oil & Gas Corp.	290,100	11,223,969
Energy Transfer Equity LP	222,100	7,331,521
EXCO Resources, Inc. (a)	533,000	7,989,670
Forest Oil Corp. (a)	305,033	13,793,592
Mariner Energy, Inc. (a)	485,710	12,171,893
Massey Energy Co.	341,000	12,678,380
Petrohawk Energy Corp. (a)	727,100	11,451,825
Petroplus Holdings AG (a)	80,300	4,944,382
Range Resources Corp.	216,350	11,297,797
Tesoro Corp.	375,400	14,659,370
Western Refining, Inc. (d)	660,700	14,105,945
		121,648,344
TOTAL ENERGY		180,077,955
FINANCIALS - 6.6%
Capital Markets - 2.0%
Janus Capital Group, Inc.	395,800	10,690,558
MF Global Ltd.	558,000	16,767,900
		27,458,458
Commercial Banks - 0.8%
UMB Financial Corp.	237,624	10,011,099
Consumer Finance - 0.8%
Dollar Financial Corp. (a)	426,078	10,728,644
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 2.6%
Aspen Insurance Holdings Ltd.	325,500	$ 9,185,610
National Financial Partners Corp. (d)	284,400	10,266,840
StanCorp Financial Group, Inc.	173,582	8,541,970
Willis Group Holdings Ltd.	206,800	7,287,632
		35,282,052
Real Estate Management & Development - 0.4%
CB Richard Ellis Group, Inc. Class A (a)	298,100	5,786,121
TOTAL FINANCIALS		89,266,374
HEALTH CARE - 19.4%
Biotechnology - 1.7%
Cephalon, Inc. (a)(d)	170,700	11,203,041
Grifols SA	496,802	12,139,322
		23,342,363
Health Care Equipment & Supplies - 5.4%
American Medical Systems Holdings, Inc. (a)(d)	916,400	13,095,356
Hillenbrand Industries, Inc.	195,800	10,126,776
Hologic, Inc. (a)(d)	148,000	9,525,280
Integra LifeSciences Holdings Corp. (a)(d)	325,100	13,524,160
Inverness Medical Innovations, Inc. (a)(d)	200,400	9,028,020
Kinetic Concepts, Inc. (a)(d)	199,100	9,911,198
ResMed, Inc. (a)(d)	171,800	8,002,444
		73,213,234
Health Care Providers & Services - 8.2%
Healthways, Inc. (a)	287,218	16,170,373
Henry Schein, Inc. (a)	238,900	13,887,257
Humana, Inc. (a)	222,100	17,834,630
Patterson Companies, Inc. (a)	351,000	11,246,040
PSS World Medical, Inc. (a)(d)	632,399	10,934,179
Sun Healthcare Group, Inc. (a)	877,900	15,126,217
Universal American Financial Corp. (a)	470,831	9,854,493
VCA Antech, Inc. (a)	408,700	15,800,342
		110,853,531
Health Care Technology - 0.5%
Cerner Corp. (a)	128,500	6,733,400
Life Sciences Tools & Services - 3.0%
Charles River Laboratories International, Inc. (a)	158,000	9,811,800
ICON PLC sponsored ADR (a)	152,990	9,589,413
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
PAREXEL International Corp. (a)	80,000	$ 4,352,800
Pharmaceutical Product Development, Inc.	385,900	16,732,624
		40,486,637
Pharmaceuticals - 0.6%
Medicis Pharmaceutical Corp. Class A (d)	366,700	7,447,677
TOTAL HEALTH CARE		262,076,842
INDUSTRIALS - 18.0%
Aerospace & Defense - 1.1%
Hexcel Corp. (a)(d)	651,900	14,230,977
Airlines - 0.7%
Delta Air Lines, Inc. (a)	542,200	9,125,226
Commercial Services & Supplies - 6.3%
Advisory Board Co. (a)	115,000	7,327,800
CDI Corp.	522,700	10,166,515
Clean Harbors, Inc. (a)	145,500	8,072,340
Corrections Corp. of America (a)	501,200	13,301,848
CoStar Group, Inc. (a)	181,736	7,694,702
Huron Consulting Group, Inc. (a)(d)	246,700	17,717,994
InnerWorkings, Inc. (a)(d)	650,900	9,014,965
Navigant Consulting, Inc. (a)	321,500	3,806,560
The Brink's Co.	142,100	8,615,523
		85,718,247
Construction & Engineering - 3.8%
Chicago Bridge & Iron Co. NV (NY Shares)	414,700	18,450,003
Fluor Corp.	96,600	11,753,322
KBR, Inc. (a)	362,300	11,445,057
URS Corp. (a)	232,025	10,185,898
		51,834,280
Electrical Equipment - 1.3%
EnerSys (a)	359,600	8,285,184
Q-Cells AG (a)(d)	100,600	9,466,274
		17,751,458
Industrial Conglomerates - 0.6%
Raven Industries, Inc. (d)	254,700	7,646,094
Machinery - 2.9%
Bucyrus International, Inc. Class A (d)	169,400	15,705,074
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Flowserve Corp.	184,033	$ 15,112,790
Hexagon AB (B Shares)	452,600	8,001,028
		38,818,892
Road & Rail - 1.0%
J.B. Hunt Transport Services, Inc.	150,000	4,665,000
Knight Transportation, Inc. (d)	548,300	9,408,828
		14,073,828
Transportation Infrastructure - 0.3%
Quixote Corp.	249,600	4,225,728
TOTAL INDUSTRIALS		243,424,730
INFORMATION TECHNOLOGY - 22.0%
Communications Equipment - 3.7%
Harris Corp.	353,700	19,343,853
NETGEAR, Inc. (a)	300,000	7,998,000
Nice Systems Ltd. sponsored ADR (a)	326,200	9,984,982
Polycom, Inc. (a)	488,500	12,334,625
		49,661,460
Computers & Peripherals - 0.6%
Wincor Nixdorf AG	109,200	8,472,312
Electronic Equipment & Instruments - 1.4%
Cogent, Inc. (a)(d)	859,400	8,473,684
Trimble Navigation Ltd. (a)	412,600	10,913,270
		19,386,954
Internet Software & Services - 4.7%
Equinix, Inc. (a)(d)	214,100	16,170,973
j2 Global Communications, Inc. (a)(d)	770,400	16,879,464
Telecity Group PLC	1,951,500	9,372,018
ValueClick, Inc. (a)	622,000	13,578,260
VistaPrint Ltd. (a)	201,100	7,482,931
		63,483,646
IT Services - 4.0%
CACI International, Inc. Class A (a)	216,100	9,419,799
CyberSource Corp. (a)	867,866	14,536,756
Datacash Group PLC	1,661,200	10,158,711
Satyam Computer Services Ltd. sponsored ADR (d)	606,300	14,763,405
WNS Holdings Ltd. ADR (a)	334,500	5,823,645
		54,702,316
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 4.6%
FormFactor, Inc. (a)	358,900	$ 8,692,558
Hittite Microwave Corp. (a)	351,821	14,009,512
Microsemi Corp. (a)(d)	476,800	10,832,896
SiRF Technology Holdings, Inc. (a)(d)	319,300	4,888,483
Tessera Technologies, Inc. (a)(d)	439,100	17,199,547
Varian Semiconductor Equipment Associates, Inc. (a)	215,000	6,925,150
		62,548,146
Software - 3.0%
Ansys, Inc. (a)	299,500	10,455,545
Blackbaud, Inc.	798,259	22,087,827
THQ, Inc. (a)	410,000	7,384,100
		39,927,472
TOTAL INFORMATION TECHNOLOGY		298,182,306
MATERIALS - 4.5%
Metals & Mining - 4.5%
Carpenter Technology Corp.	252,700	15,576,428
IAMGOLD Corp.	1,187,900	9,469,583
Reliance Steel & Aluminum Co.	315,700	15,535,597
Titanium Metals Corp. (d)	548,500	11,924,390
Yamana Gold, Inc.	506,004	8,395,164
		60,901,162
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
Cbeyond, Inc. (a)	216,000	7,287,840
UTILITIES - 1.3%
Multi-Utilities - 1.3%
A2A SpA	2,147,700	8,635,742
CMS Energy Corp.	607,200	9,514,824
		18,150,566
TOTAL COMMON STOCKS (Cost $1,314,226,957)		1,319,070,362
Money Market Funds - 13.5%
	Shares	Value
Fidelity Cash Central Fund, 3.79% (b)	41,578,198	$ 41,578,198
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	141,651,625	141,651,625
TOTAL MONEY MARKET FUNDS (Cost $183,229,823)		183,229,823
TOTAL INVESTMENT PORTFOLIO - 110.9% (Cost $1,497,456,780)		1,502,300,185
NET OTHER ASSETS - (10.9)%		(147,976,223)
NET ASSETS - 100%		$ 1,354,323,962
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,165,692
Fidelity Securities Lending Cash Central Fund	251,103
Total	$ 1,416,795
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Physicians Formula Holdings, Inc.	$ 5,827,585	$ 3,948,990	$ -	$ -	$ 6,901,487
Quixote Corp.	8,618,526	150,375	3,920,750	75,980	-
Total	$ 14,446,111	$ 4,099,365	$ 3,920,750	$ 75,980	$ 6,901,487
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	86.1%
Bermuda	3.0%
United Kingdom	1.8%
Netherlands	1.4%
Germany	1.3%
Canada	1.3%
India	1.1%
Others (individually less than 1%)	4.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $139,978,566) - See accompanying schedule: Unaffiliated issuers (cost $1,303,908,585)	$ 1,312,168,875
Fidelity Central Funds (cost $183,229,823)	183,229,823
Other affiliated issuers (cost $10,318,372)	6,901,487
Total Investments (cost $1,497,456,780)		$ 1,502,300,185
Cash		19
Receivable for investments sold		25,402,734
Receivable for fund shares sold		4,335,623
Dividends receivable		123,352
Distributions receivable from Fidelity Central Funds		242,715
Prepaid expenses		3,890
Receivable from investment adviser for expense reductions		2,088
Other receivables		13,636
Total assets		1,532,424,242

Liabilities
Payable for investments purchased	$ 33,554,357
Payable for fund shares redeemed	1,552,214
Accrued management fee	900,515
Distribution fees payable	42,096
Other affiliated payables	333,109
Other payables and accrued expenses	66,364
Collateral on securities loaned, at value	141,651,625
Total liabilities		178,100,280

Net Assets		$ 1,354,323,962
Net Assets consist of:
Paid in capital		$ 1,354,332,960
Accumulated net investment loss		(3,396,049)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,456,146)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,843,197
Net Assets		$ 1,354,323,962

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($38,338,711 ÷ 2,670,886 shares)	$ 14.35

Maximum offering price per share (100/94.25 of $14.35)	$ 15.23
Class T: Net Asset Value and redemption price per share ($23,497,552 ÷ 1,638,320 shares)	$ 14.34

Maximum offering price per share (100/96.50 of $14.34)	$ 14.86
Class B: Net Asset Value and offering price per share ($6,106,100 ÷ 429,389 shares)A	$ 14.22

Class C: Net Asset Value and offering price per share ($22,216,398 ÷ 1,565,373 shares)A	$ 14.19

Small Cap Growth: Net Asset Value, offering price and redemption price per share ($1,241,469,618 ÷ 86,049,475 shares)	$ 14.43

Institutional Class: Net Asset Value, offering price and redemption price per share ($22,695,583 ÷ 1,572,533 shares)	$ 14.43

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2008 (Unaudited)
Investment Income
Dividends (including $75,980 earned from other affiliated issuers)		$ 2,820,079
Interest		1,702
Income from Fidelity Central Funds (including $251,103 from security lending)		1,416,795
Total income		4,238,576

Expenses
Management fee Basic fee	$ 4,702,056
Performance adjustment	560,838
Transfer agent fees	1,756,793
Distribution fees	262,148
Accounting and security lending fees	221,763
Custodian fees and expenses	17,635
Independent trustees' compensation	2,629
Registration fees	96,115
Audit	29,130
Legal	3,155
Miscellaneous	39,369
Total expenses before reductions	7,691,631
Expense reductions	(57,006)	7,634,625
Net investment income (loss)		(3,396,049)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,698,694
Other affiliated issuers	(587,612)
Foreign currency transactions	(6,104)
Total net realized gain (loss)		1,104,978
Change in net unrealized appreciation (depreciation) on: Investment securities	(67,163,843)
Assets and liabilities in foreign currencies	41
Total change in net unrealized appreciation (depreciation)		(67,163,802)
Net gain (loss)		(66,058,824)
Net increase (decrease) in net assets resulting from operations		$ (69,454,873)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2008 (Unaudited)	Year ended July 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (3,396,049)	$ (4,437,632)
Net realized gain (loss)	1,104,978	87,862,892
Change in net unrealized appreciation (depreciation)	(67,163,802)	65,702,764
Net increase (decrease) in net assets resulting from operations	(69,454,873)	149,128,024
Distributions to shareholders from net realized gain	(81,200,206)	(3,591,980)
Share transactions - net increase (decrease)	247,620,139	637,612,035
Redemption fees	282,107	160,118
Total increase (decrease) in net assets	97,247,167	783,308,197

Net Assets
Beginning of period	1,257,076,795	473,768,598
End of period (including accumulated net investment loss of $3,396,049 and $0, respectively)	$ 1,354,323,962	$ 1,257,076,795

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005 J
Selected Per-Share Data
Net asset value, beginning of period	$ 16.06	$ 12.88	$ 12.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.12) H	(.10) I	(.07)
Net realized and unrealized gain (loss)	(.63)	3.39	.18	3.01
Total from investment operations	(.69)	3.27	.08	2.94
Distributions from net realized gain	(1.02)	(.09)	(.16)	-
Redemption fees added to paid in capital E	- L	- L	.01	.01
Net asset value, end of period	$ 14.35	$ 16.06	$ 12.88	$ 12.95
Total Return B, C, D	(4.61)%	25.52%	.70%	29.50%
Ratios to Average Net Assets F, K
Expenses before reductions	1.41% A	1.44%	1.53%	1.55%A
Expenses net of fee waivers, if any	1.40%A	1.40%	1.40%	1.45%A
Expenses net of all reductions	1.40%A	1.39%	1.35%	1.36%A
Net investment income (loss)	(.76)%A	(.80)%H	(.79)%I	(.78)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,339	$ 33,588	$ 18,104	$ 4,719
Portfolio turnover rate G	96%A	91%	129%	93%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.84)%.

I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.85)%.

J For the period November 3, 2004 (commencement of operations) to July 31, 2005.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005J
Selected Per-Share Data
Net asset value, beginning of period	$ 16.01	$ 12.86	$ 12.93	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.08)	(.16)H	(.14)I	(.09)
Net realized and unrealized gain (loss)	(.63)	3.38	.19	3.01
Total from investment operations	(.71)	3.22	.05	2.92
Distributions from net realized gain	(.96)	(.07)	(.13)	-
Redemption fees added to paid in capitalE	- L	-L	.01	.01
Net asset value, end of period	$ 14.34	$ 16.01	$ 12.86	$ 12.93
Total ReturnB, C, D	(4.72)%	25.18%	.48%	29.30%
Ratios to Average Net AssetsF, K
Expenses before reductions	1.67%A	1.67%	1.73%	1.79%A
Expenses net of fee waivers, if any	1.65%A	1.65%	1.65%	1.70%A
Expenses net of all reductions	1.65%A	1.65%	1.60%	1.61%A
Net investment income (loss)	(1.01)%A	(1.05)%H	(1.04)%I	(1.03)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,498	$ 26,419	$ 19,205	$ 5,240
Portfolio turnover rateG	96%A	91%	129%	93%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.09)%.

I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.10)%.

J For the period November 3, 2004 (commencement of operations) to July 31, 2005.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005J
Selected Per-Share Data
Net asset value, beginning of period	$ 15.85	$ 12.78	$ 12.87	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.12)	(.23)H	(.20)I	(.13)
Net realized and unrealized gain (loss)	(.62)	3.36	.19	2.99
Total from investment operations	(.74)	3.13	(.01)	2.86
Distributions from net realized gain	(.89)	(.06)	(.09)	-
Redemption fees added to paid in capitalE	-L	-L	.01	.01
Net asset value, end of period	$ 14.22	$ 15.85	$ 12.78	$ 12.87
Total ReturnB, C, D	(4.97)%	24.57%	(.03)%	28.70%
Ratios to Average Net AssetsF, K
Expenses before reductions	2.16%A	2.20%	2.28%	2.33%A
Expenses net of fee waivers, if any	2.15%A	2.15%	2.15%	2.20%A
Expenses net of all reductions	2.15%A	2.15%	2.10%	2.11%A
Net investment income (loss)	(1.51)%A	(1.55)%H	(1.54)%I	(1.53)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,106	$ 6,242	$ 5,191	$ 2,055
Portfolio turnover rateG	96%A	91%	129%	93%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.59)%.

I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.60)%.

J For the period November 3, 2004 (commencement of operations) to July 31, 2005.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005J
Selected Per-Share Data
Net asset value, beginning of period	$ 15.84	$ 12.77	$ 12.88	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.12)	(.23)H	(.20)I	(.13)
Net realized and unrealized gain (loss)	(.62)	3.36	.18	3.00
Total from investment operations	(.74)	3.13	(.02)	2.87
Distributions from net realized gain	(.91)	(.06)	(.10)	-
Redemption fees added to paid in capitalE	-L	-L	.01	.01
Net asset value, end of period	$ 14.19	$ 15.84	$ 12.77	$ 12.88
Total ReturnB, C, D	(4.98)%	24.59%	(.08)%	28.80%
Ratios to Average Net AssetsF, K
Expenses before reductions	2.16%A	2.20%	2.25%	2.24%A
Expenses net of fee waivers, if any	2.15%A	2.15%	2.15%	2.17%A
Expenses net of all reductions	2.15%A	2.14%	2.10%	2.09%A
Net investment income (loss)	(1.51)%A	(1.55)%H	(1.54)%I	(1.50)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,216	$ 22,348	$ 14,682	$ 8,372
Portfolio turnover rateG	96%A	91%	129%	93%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.59)%.

I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.60)%.

J For the period November 3, 2004 (commencement of operations) to July 31, 2005.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Growth

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005I
Selected Per-Share Data
Net asset value, beginning of period	$ 16.15	$ 12.93	$ 12.98	$ 10.00
Income from Investment Operations
Net investment income (loss)D	(.04)	(.08)G	(.07)H	(.04)
Net realized and unrealized gain (loss)	(.63)	3.40	.19	3.01
Total from investment operations	(.67)	3.32	.12	2.97
Distributions from net realized gain	(1.05)	(.10)	(.18)	-
Redemption fees added to paid in capitalD	-K	-K	.01	.01
Net asset value, end of period	$ 14.43	$ 16.15	$ 12.93	$ 12.98
Total ReturnB, C	(4.43)%	25.84%	1.01%	29.80%
Ratios to Average Net AssetsE, J
Expenses before reductions	1.11%A	1.10%	1.13%	1.16%A
Expenses net of fee waivers, if any	1.11%A	1.10%	1.13%	1.16%A
Expenses net of all reductions	1.11%A	1.09%	1.08%	1.08%A
Net investment income (loss)	(.47)%A	(.50)%G	(.52)%H	(.49)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,241,470	$ 1,149,809	$ 402,353	$ 205,652
Portfolio turnover rateF	96%A	91%	129%	93%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.54)%.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.58)%.

I For the period November 3, 2004 (commencement of operations) to July 31, 2005.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005I
Selected Per-Share Data
Net asset value, beginning of period	$ 16.15	$ 12.92	$ 12.97	$ 10.00
Income from Investment Operations
Net investment income (loss)D	(.03)	(.07) G	(.07) H	(.04)
Net realized and unrealized gain (loss)	(.64)	3.41	.19	3.00
Total from investment operations	(.67)	3.34	.12	2.96
Distributions from net realized gain	(1.05)	(.11)	(.18)	-
Redemption fees added to paid in capitalD	- K	- K	.01	.01
Net asset value, end of period	$ 14.43	$ 16.15	$ 12.92	$ 12.97
Total ReturnB, C	(4.45)%	25.99%	.97%	29.70%
Ratios to Average Net AssetsE, J
Expenses before reductions	1.03%A	1.05%	1.10%	1.20%A
Expenses net of fee waivers, if any	1.03%A	1.05%	1.10%	1.18%A
Expenses net of all reductions	1.03%A	1.05%	1.05%	1.10%A
Net investment income (loss)	(.39)%A	(.46)%G	(.49)%H	(.51)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,696	$ 18,671	$ 14,233	$ 1,906
Portfolio turnover rateF	96%A	91%	129%	93%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.50)%.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.55)%.

I For the period November 3, 2004 (commencement of operations) to July 31, 2005.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2008 (Unaudited)

1. Organization.

Fidelity Small Cap Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Small Cap Growth, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Effective with the beginning of the Fund's fiscal year, the Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 144,310,553
Unrealized depreciation	(142,057,269)
Net unrealized appreciation (depreciation)	$ 2,253,284

Cost for federal income tax purposes	$ 1,500,046,901

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $803,660,864 and $624,203,245, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Small Cap Growth, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .79% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 46,980	$ 5,934
Class T	.25%	.25%	65,622	-
Class B	.75%	.25%	32,250	24,187
Class C	.75%	.25%	117,296	22,392
			$ 262,148	$ 52,513

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 19,822
Class T	4,228
Class B*	7,091
Class C*	1,524
$ 32,665

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. Prior to January 1, 2008 Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the transfer agent for Small Cap Growth. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 57,670.31
Class T	41,214.31
Class B	9,897.31
Class C	35,879.31
Small Cap Growth	1,595,155.26
Institutional Class	16,978.18
	$ 1,756,793

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $11,885 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,617 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.40%	$ 1,959
Class T	1.65%	1,800
Class B	2.15%	238
Class C	2.15%	816
		$ 4,813

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $13,842 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses.

Semiannual Report

9. Expense Reductions - continued

During the period, these credits reduced the Fund's custody expenses by $3,704. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Small Cap Growth	$ 34,644
Institutional Class	3
$ 34,647

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2008	Year ended July 31, 2007
From net realized gain
Class A	$ 2,216,913	$ 130,212
Class T	1,570,296	118,024
Class B	348,424	24,691
Class C	1,308,296	74,047
Small Cap Growth	74,608,764	3,129,487
Institutional Class	1,147,513	115,519
Total	$ 81,200,206	$ 3,591,980

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2008	Year ended July 31, 2007	Six months ended January 31, 2008	Year ended July 31, 2007
Class A
Shares sold	821,980	1,113,110	$ 12,765,692	$ 17,060,734
Reinvestment of distributions	126,731	8,925	1,912,182	119,928
Shares redeemed	(368,663)	(436,417)	(5,610,727)	(6,456,393)
Net increase (decrease)	580,048	685,618	$ 9,067,147	$ 10,724,269
Class T
Shares sold	199,339	607,092	$ 3,059,094	$ 8,822,874
Reinvestment of distributions	99,906	8,530	1,507,341	115,213
Shares redeemed	(310,797)	(459,339)	(4,715,209)	(6,905,798)
Net increase (decrease)	(11,552)	156,283	$ (148,774)	$ 2,032,289
Class B
Shares sold	74,756	121,826	$ 1,156,276	$ 1,800,582
Reinvestment of distributions	22,166	1,705	332,232	23,112
Shares redeemed	(61,419)	(135,943)	(936,061)	(1,994,978)
Net increase (decrease)	35,503	(12,412)	$ 552,447	$ (171,284)
Class C
Shares sold	210,151	546,198	$ 3,209,815	$ 8,014,853
Reinvestment of distributions	82,567	5,178	1,235,073	70,286
Shares redeemed	(138,075)	(290,387)	(2,062,595)	(4,244,042)
Net increase (decrease)	154,643	260,989	$ 2,382,293	$ 3,841,097
Small Cap Growth
Shares sold	22,223,944	47,884,601	$ 345,784,047	$ 736,795,086
Reinvestment of distributions	4,701,351	213,315	71,216,441	2,867,099
Shares redeemed	(12,055,856)	(8,042,099)	(187,690,484)	(119,410,062)
Net increase (decrease)	14,869,439	40,055,817	$ 229,310,004	$ 620,252,123
Institutional Class
Shares sold	520,105	404,996	$ 8,129,226	$ 6,086,460
Reinvestment of distributions	66,279	7,296	1,004,006	97,691
Shares redeemed	(170,051)	(357,460)	(2,676,210)	(5,250,610)
Net increase (decrease)	416,333	54,832	$ 6,457,022	$ 933,541

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
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California

815 East Birch Street
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1411 Chapin Avenue
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851 East Hamilton Avenue
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2000 Avenue of the Stars
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73-575 El Paseo
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251 University Avenue
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16656 Bernardo Ctr. Drive
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1220 Roseville Parkway
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1740 Arden Way
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7676 Hazard Center Drive
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8 Montgomery Street
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3793 State Street
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1200 Wilshire Boulevard
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398 West El Camino Real
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111 South Westlake Blvd
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Colorado

281 East Flatiron Circle
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1625 Broadway
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9185 Westview Road
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Connecticut

48 West Putnam Avenue
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265 Church Street
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300 Atlantic Street
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Delaware

400 Delaware Avenue
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Florida

175 East Altamonte Drive
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4671 Town Center Parkway
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8880 Tamiami Trail, North
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230 Royal Palm Way
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1502 N. Westshore Blvd.
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2465 State Road 7
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Georgia

3445 Peachtree Road, N.E.
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1000 Abernathy Road
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Illinois

One North LaSalle Street
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401 North Michigan Avenue
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1415 West 22nd Street
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15105 S LaGrange Road
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1572 East Golf Road
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Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
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Minnesota

7740 France Avenue South
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8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

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P.O. Box 770001
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Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
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Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

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Advisors

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Advisors (U.K.) Limited

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Fidelity Distributors Corporation

Boston, MA

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Fidelity Investments Institutional
Operating Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

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and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

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(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SCP-USAN-0308
1.803699.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Small Cap Growth
Fund - Class A, Class T,
Class B and Class C

Semiannual Report

January 31, 2008

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Small Cap
Growth Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks got off to a poor start in 2008, while investment-grade bonds and money markets showed positive returns, once again underscoring the importance of a diversified portfolio. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Class A
Actual	$ 1,000.00	$ 953.90	$ 6.88
HypotheticalA	$ 1,000.00	$ 1,018.10	$ 7.10
Class T
Actual	$ 1,000.00	$ 952.80	$ 8.10
HypotheticalA	$ 1,000.00	$ 1,016.84	$ 8.36
Class B
Actual	$ 1,000.00	$ 950.30	$ 10.54
HypotheticalA	$ 1,000.00	$ 1,014.33	$ 10.89
Class C
Actual	$ 1,000.00	$ 950.20	$ 10.54
HypotheticalA	$ 1,000.00	$ 1,014.33	$ 10.89
Small Cap Growth
Actual	$ 1,000.00	$ 955.70	$ 5.46
HypotheticalA	$ 1,000.00	$ 1,019.56	$ 5.63
Institutional Class
Actual	$ 1,000.00	$ 955.50	$ 5.06
HypotheticalA	$ 1,000.00	$ 1,019.96	$ 5.23

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.40%
Class T	1.65%
Class B	2.15%
Class C	2.15%
Small Cap Growth	1.11%
Institutional Class	1.03%

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Blackbaud, Inc.	1.6	1.2
Superior Energy Services, Inc.	1.5	1.1
Harris Corp.	1.4	1.5
Chicago Bridge & Iron Co. NV (NY Shares)	1.4	0.8
Humana, Inc.	1.3	0.9
Huron Consulting Group, Inc.	1.3	1.2
Tessera Technologies, Inc.	1.3	1.0
j2 Global Communications, Inc.	1.3	1.3
MF Global Ltd.	1.2	0.0
Pharmaceutical Product Development, Inc.	1.2	0.9
	13.5
Top Five Market Sectors as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.0	24.4
Health Care	19.4	16.9
Industrials	18.0	18.0
Energy	13.3	10.7
Consumer Discretionary	8.2	9.3
Asset Allocation (% of fund's net assets)
As of January 31, 2008 *		As of July 31, 2007 **
	Stocks 97.4%		Stocks 95.9%
	Short-Term Investments and Net Other Assets 2.6%		Short-Term Investments and Net Other Assets 4.1%
* Foreign investments	13.9%	** Foreign investments	10.2%

Semiannual Report

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
CONSUMER DISCRETIONARY - 8.2%
Auto Components - 0.9%
WABCO Holdings, Inc.	293,600	$ 11,829,144
Diversified Consumer Services - 1.2%
Apollo Group, Inc. Class A (non-vtg.) (a)	102,200	8,149,428
Strayer Education, Inc.	45,000	7,766,100
		15,915,528
Hotels, Restaurants & Leisure - 1.1%
Life Time Fitness, Inc. (a)(d)	172,100	7,630,914
Ruth's Chris Steak House, Inc. (a)(d)	871,566	7,216,566
		14,847,480
Internet & Catalog Retail - 0.6%
Priceline.com, Inc. (a)	75,000	8,139,000
Media - 0.6%
Dolan Media Co.	236,400	5,356,824
New Frontier Media, Inc.	470,565	2,103,426
		7,460,250
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	239,900	8,559,632
Citi Trends, Inc. (a)	102,885	1,406,438
Collective Brands, Inc. (a)(d)	463,500	8,166,870
The Men's Wearhouse, Inc.	269,900	6,879,751
Tween Brands, Inc. (a)	210,600	6,745,518
		31,758,209
Textiles, Apparel & Luxury Goods - 1.5%
American Apparel, Inc. (a)(d)	225,700	2,843,820
Crocs, Inc. (a)(d)	224,800	7,820,792
Iconix Brand Group, Inc. (a)	489,100	10,168,389
		20,833,001
TOTAL CONSUMER DISCRETIONARY		110,782,612
CONSUMER STAPLES - 3.6%
Food Products - 1.1%
Corn Products International, Inc.	200,000	6,760,000
Dean Foods Co.	300,000	8,400,000
		15,160,000
Personal Products - 2.5%
Bare Escentuals, Inc. (a)(d)	449,200	10,708,928
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
Chattem, Inc. (a)(d)	210,500	$ 16,149,560
Physicians Formula Holdings, Inc. (a)(e)	728,005	6,901,487
		33,759,975
TOTAL CONSUMER STAPLES		48,919,975
ENERGY - 13.3%
Energy Equipment & Services - 4.3%
Atwood Oceanics, Inc. (a)	187,900	15,612,611
Exterran Holdings, Inc. (a)	115,000	7,502,600
Grey Wolf, Inc. (a)	1,204,300	7,177,628
Hornbeck Offshore Services, Inc. (a)(d)	192,200	7,434,296
Superior Energy Services, Inc. (a)	516,400	20,702,476
		58,429,611
Oil, Gas & Consumable Fuels - 9.0%
Cabot Oil & Gas Corp.	290,100	11,223,969
Energy Transfer Equity LP	222,100	7,331,521
EXCO Resources, Inc. (a)	533,000	7,989,670
Forest Oil Corp. (a)	305,033	13,793,592
Mariner Energy, Inc. (a)	485,710	12,171,893
Massey Energy Co.	341,000	12,678,380
Petrohawk Energy Corp. (a)	727,100	11,451,825
Petroplus Holdings AG (a)	80,300	4,944,382
Range Resources Corp.	216,350	11,297,797
Tesoro Corp.	375,400	14,659,370
Western Refining, Inc. (d)	660,700	14,105,945
		121,648,344
TOTAL ENERGY		180,077,955
FINANCIALS - 6.6%
Capital Markets - 2.0%
Janus Capital Group, Inc.	395,800	10,690,558
MF Global Ltd.	558,000	16,767,900
		27,458,458
Commercial Banks - 0.8%
UMB Financial Corp.	237,624	10,011,099
Consumer Finance - 0.8%
Dollar Financial Corp. (a)	426,078	10,728,644
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 2.6%
Aspen Insurance Holdings Ltd.	325,500	$ 9,185,610
National Financial Partners Corp. (d)	284,400	10,266,840
StanCorp Financial Group, Inc.	173,582	8,541,970
Willis Group Holdings Ltd.	206,800	7,287,632
		35,282,052
Real Estate Management & Development - 0.4%
CB Richard Ellis Group, Inc. Class A (a)	298,100	5,786,121
TOTAL FINANCIALS		89,266,374
HEALTH CARE - 19.4%
Biotechnology - 1.7%
Cephalon, Inc. (a)(d)	170,700	11,203,041
Grifols SA	496,802	12,139,322
		23,342,363
Health Care Equipment & Supplies - 5.4%
American Medical Systems Holdings, Inc. (a)(d)	916,400	13,095,356
Hillenbrand Industries, Inc.	195,800	10,126,776
Hologic, Inc. (a)(d)	148,000	9,525,280
Integra LifeSciences Holdings Corp. (a)(d)	325,100	13,524,160
Inverness Medical Innovations, Inc. (a)(d)	200,400	9,028,020
Kinetic Concepts, Inc. (a)(d)	199,100	9,911,198
ResMed, Inc. (a)(d)	171,800	8,002,444
		73,213,234
Health Care Providers & Services - 8.2%
Healthways, Inc. (a)	287,218	16,170,373
Henry Schein, Inc. (a)	238,900	13,887,257
Humana, Inc. (a)	222,100	17,834,630
Patterson Companies, Inc. (a)	351,000	11,246,040
PSS World Medical, Inc. (a)(d)	632,399	10,934,179
Sun Healthcare Group, Inc. (a)	877,900	15,126,217
Universal American Financial Corp. (a)	470,831	9,854,493
VCA Antech, Inc. (a)	408,700	15,800,342
		110,853,531
Health Care Technology - 0.5%
Cerner Corp. (a)	128,500	6,733,400
Life Sciences Tools & Services - 3.0%
Charles River Laboratories International, Inc. (a)	158,000	9,811,800
ICON PLC sponsored ADR (a)	152,990	9,589,413
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
PAREXEL International Corp. (a)	80,000	$ 4,352,800
Pharmaceutical Product Development, Inc.	385,900	16,732,624
		40,486,637
Pharmaceuticals - 0.6%
Medicis Pharmaceutical Corp. Class A (d)	366,700	7,447,677
TOTAL HEALTH CARE		262,076,842
INDUSTRIALS - 18.0%
Aerospace & Defense - 1.1%
Hexcel Corp. (a)(d)	651,900	14,230,977
Airlines - 0.7%
Delta Air Lines, Inc. (a)	542,200	9,125,226
Commercial Services & Supplies - 6.3%
Advisory Board Co. (a)	115,000	7,327,800
CDI Corp.	522,700	10,166,515
Clean Harbors, Inc. (a)	145,500	8,072,340
Corrections Corp. of America (a)	501,200	13,301,848
CoStar Group, Inc. (a)	181,736	7,694,702
Huron Consulting Group, Inc. (a)(d)	246,700	17,717,994
InnerWorkings, Inc. (a)(d)	650,900	9,014,965
Navigant Consulting, Inc. (a)	321,500	3,806,560
The Brink's Co.	142,100	8,615,523
		85,718,247
Construction & Engineering - 3.8%
Chicago Bridge & Iron Co. NV (NY Shares)	414,700	18,450,003
Fluor Corp.	96,600	11,753,322
KBR, Inc. (a)	362,300	11,445,057
URS Corp. (a)	232,025	10,185,898
		51,834,280
Electrical Equipment - 1.3%
EnerSys (a)	359,600	8,285,184
Q-Cells AG (a)(d)	100,600	9,466,274
		17,751,458
Industrial Conglomerates - 0.6%
Raven Industries, Inc. (d)	254,700	7,646,094
Machinery - 2.9%
Bucyrus International, Inc. Class A (d)	169,400	15,705,074
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Flowserve Corp.	184,033	$ 15,112,790
Hexagon AB (B Shares)	452,600	8,001,028
		38,818,892
Road & Rail - 1.0%
J.B. Hunt Transport Services, Inc.	150,000	4,665,000
Knight Transportation, Inc. (d)	548,300	9,408,828
		14,073,828
Transportation Infrastructure - 0.3%
Quixote Corp.	249,600	4,225,728
TOTAL INDUSTRIALS		243,424,730
INFORMATION TECHNOLOGY - 22.0%
Communications Equipment - 3.7%
Harris Corp.	353,700	19,343,853
NETGEAR, Inc. (a)	300,000	7,998,000
Nice Systems Ltd. sponsored ADR (a)	326,200	9,984,982
Polycom, Inc. (a)	488,500	12,334,625
		49,661,460
Computers & Peripherals - 0.6%
Wincor Nixdorf AG	109,200	8,472,312
Electronic Equipment & Instruments - 1.4%
Cogent, Inc. (a)(d)	859,400	8,473,684
Trimble Navigation Ltd. (a)	412,600	10,913,270
		19,386,954
Internet Software & Services - 4.7%
Equinix, Inc. (a)(d)	214,100	16,170,973
j2 Global Communications, Inc. (a)(d)	770,400	16,879,464
Telecity Group PLC	1,951,500	9,372,018
ValueClick, Inc. (a)	622,000	13,578,260
VistaPrint Ltd. (a)	201,100	7,482,931
		63,483,646
IT Services - 4.0%
CACI International, Inc. Class A (a)	216,100	9,419,799
CyberSource Corp. (a)	867,866	14,536,756
Datacash Group PLC	1,661,200	10,158,711
Satyam Computer Services Ltd. sponsored ADR (d)	606,300	14,763,405
WNS Holdings Ltd. ADR (a)	334,500	5,823,645
		54,702,316
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 4.6%
FormFactor, Inc. (a)	358,900	$ 8,692,558
Hittite Microwave Corp. (a)	351,821	14,009,512
Microsemi Corp. (a)(d)	476,800	10,832,896
SiRF Technology Holdings, Inc. (a)(d)	319,300	4,888,483
Tessera Technologies, Inc. (a)(d)	439,100	17,199,547
Varian Semiconductor Equipment Associates, Inc. (a)	215,000	6,925,150
		62,548,146
Software - 3.0%
Ansys, Inc. (a)	299,500	10,455,545
Blackbaud, Inc.	798,259	22,087,827
THQ, Inc. (a)	410,000	7,384,100
		39,927,472
TOTAL INFORMATION TECHNOLOGY		298,182,306
MATERIALS - 4.5%
Metals & Mining - 4.5%
Carpenter Technology Corp.	252,700	15,576,428
IAMGOLD Corp.	1,187,900	9,469,583
Reliance Steel & Aluminum Co.	315,700	15,535,597
Titanium Metals Corp. (d)	548,500	11,924,390
Yamana Gold, Inc.	506,004	8,395,164
		60,901,162
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
Cbeyond, Inc. (a)	216,000	7,287,840
UTILITIES - 1.3%
Multi-Utilities - 1.3%
A2A SpA	2,147,700	8,635,742
CMS Energy Corp.	607,200	9,514,824
		18,150,566
TOTAL COMMON STOCKS (Cost $1,314,226,957)		1,319,070,362
Money Market Funds - 13.5%
	Shares	Value
Fidelity Cash Central Fund, 3.79% (b)	41,578,198	$ 41,578,198
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	141,651,625	141,651,625
TOTAL MONEY MARKET FUNDS (Cost $183,229,823)		183,229,823
TOTAL INVESTMENT PORTFOLIO - 110.9% (Cost $1,497,456,780)		1,502,300,185
NET OTHER ASSETS - (10.9)%		(147,976,223)
NET ASSETS - 100%		$ 1,354,323,962
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,165,692
Fidelity Securities Lending Cash Central Fund	251,103
Total	$ 1,416,795
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Physicians Formula Holdings, Inc.	$ 5,827,585	$ 3,948,990	$ -	$ -	$ 6,901,487
Quixote Corp.	8,618,526	150,375	3,920,750	75,980	-
Total	$ 14,446,111	$ 4,099,365	$ 3,920,750	$ 75,980	$ 6,901,487
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	86.1%
Bermuda	3.0%
United Kingdom	1.8%
Netherlands	1.4%
Germany	1.3%
Canada	1.3%
India	1.1%
Others (individually less than 1%)	4.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $139,978,566) - See accompanying schedule: Unaffiliated issuers (cost $1,303,908,585)	$ 1,312,168,875
Fidelity Central Funds (cost $183,229,823)	183,229,823
Other affiliated issuers (cost $10,318,372)	6,901,487
Total Investments (cost $1,497,456,780)		$ 1,502,300,185
Cash		19
Receivable for investments sold		25,402,734
Receivable for fund shares sold		4,335,623
Dividends receivable		123,352
Distributions receivable from Fidelity Central Funds		242,715
Prepaid expenses		3,890
Receivable from investment adviser for expense reductions		2,088
Other receivables		13,636
Total assets		1,532,424,242

Liabilities
Payable for investments purchased	$ 33,554,357
Payable for fund shares redeemed	1,552,214
Accrued management fee	900,515
Distribution fees payable	42,096
Other affiliated payables	333,109
Other payables and accrued expenses	66,364
Collateral on securities loaned, at value	141,651,625
Total liabilities		178,100,280

Net Assets		$ 1,354,323,962
Net Assets consist of:
Paid in capital		$ 1,354,332,960
Accumulated net investment loss		(3,396,049)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,456,146)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,843,197
Net Assets		$ 1,354,323,962

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($38,338,711 ÷ 2,670,886 shares)	$ 14.35

Maximum offering price per share (100/94.25 of $14.35)	$ 15.23
Class T: Net Asset Value and redemption price per share ($23,497,552 ÷ 1,638,320 shares)	$ 14.34

Maximum offering price per share (100/96.50 of $14.34)	$ 14.86
Class B: Net Asset Value and offering price per share ($6,106,100 ÷ 429,389 shares)A	$ 14.22

Class C: Net Asset Value and offering price per share ($22,216,398 ÷ 1,565,373 shares)A	$ 14.19

Small Cap Growth: Net Asset Value, offering price and redemption price per share ($1,241,469,618 ÷ 86,049,475 shares)	$ 14.43

Institutional Class: Net Asset Value, offering price and redemption price per share ($22,695,583 ÷ 1,572,533 shares)	$ 14.43

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2008 (Unaudited)
Investment Income
Dividends (including $75,980 earned from other affiliated issuers)		$ 2,820,079
Interest		1,702
Income from Fidelity Central Funds (including $251,103 from security lending)		1,416,795
Total income		4,238,576

Expenses
Management fee Basic fee	$ 4,702,056
Performance adjustment	560,838
Transfer agent fees	1,756,793
Distribution fees	262,148
Accounting and security lending fees	221,763
Custodian fees and expenses	17,635
Independent trustees' compensation	2,629
Registration fees	96,115
Audit	29,130
Legal	3,155
Miscellaneous	39,369
Total expenses before reductions	7,691,631
Expense reductions	(57,006)	7,634,625
Net investment income (loss)		(3,396,049)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,698,694
Other affiliated issuers	(587,612)
Foreign currency transactions	(6,104)
Total net realized gain (loss)		1,104,978
Change in net unrealized appreciation (depreciation) on: Investment securities	(67,163,843)
Assets and liabilities in foreign currencies	41
Total change in net unrealized appreciation (depreciation)		(67,163,802)
Net gain (loss)		(66,058,824)
Net increase (decrease) in net assets resulting from operations		$ (69,454,873)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2008 (Unaudited)	Year ended July 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (3,396,049)	$ (4,437,632)
Net realized gain (loss)	1,104,978	87,862,892
Change in net unrealized appreciation (depreciation)	(67,163,802)	65,702,764
Net increase (decrease) in net assets resulting from operations	(69,454,873)	149,128,024
Distributions to shareholders from net realized gain	(81,200,206)	(3,591,980)
Share transactions - net increase (decrease)	247,620,139	637,612,035
Redemption fees	282,107	160,118
Total increase (decrease) in net assets	97,247,167	783,308,197

Net Assets
Beginning of period	1,257,076,795	473,768,598
End of period (including accumulated net investment loss of $3,396,049 and $0, respectively)	$ 1,354,323,962	$ 1,257,076,795

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005 J
Selected Per-Share Data
Net asset value, beginning of period	$ 16.06	$ 12.88	$ 12.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.12) H	(.10) I	(.07)
Net realized and unrealized gain (loss)	(.63)	3.39	.18	3.01
Total from investment operations	(.69)	3.27	.08	2.94
Distributions from net realized gain	(1.02)	(.09)	(.16)	-
Redemption fees added to paid in capital E	- L	- L	.01	.01
Net asset value, end of period	$ 14.35	$ 16.06	$ 12.88	$ 12.95
Total Return B, C, D	(4.61)%	25.52%	.70%	29.50%
Ratios to Average Net Assets F, K
Expenses before reductions	1.41% A	1.44%	1.53%	1.55%A
Expenses net of fee waivers, if any	1.40%A	1.40%	1.40%	1.45%A
Expenses net of all reductions	1.40%A	1.39%	1.35%	1.36%A
Net investment income (loss)	(.76)%A	(.80)%H	(.79)%I	(.78)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,339	$ 33,588	$ 18,104	$ 4,719
Portfolio turnover rate G	96%A	91%	129%	93%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.84)%.

I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.85)%.

J For the period November 3, 2004 (commencement of operations) to July 31, 2005.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005J
Selected Per-Share Data
Net asset value, beginning of period	$ 16.01	$ 12.86	$ 12.93	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.08)	(.16)H	(.14)I	(.09)
Net realized and unrealized gain (loss)	(.63)	3.38	.19	3.01
Total from investment operations	(.71)	3.22	.05	2.92
Distributions from net realized gain	(.96)	(.07)	(.13)	-
Redemption fees added to paid in capitalE	- L	-L	.01	.01
Net asset value, end of period	$ 14.34	$ 16.01	$ 12.86	$ 12.93
Total ReturnB, C, D	(4.72)%	25.18%	.48%	29.30%
Ratios to Average Net AssetsF, K
Expenses before reductions	1.67%A	1.67%	1.73%	1.79%A
Expenses net of fee waivers, if any	1.65%A	1.65%	1.65%	1.70%A
Expenses net of all reductions	1.65%A	1.65%	1.60%	1.61%A
Net investment income (loss)	(1.01)%A	(1.05)%H	(1.04)%I	(1.03)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,498	$ 26,419	$ 19,205	$ 5,240
Portfolio turnover rateG	96%A	91%	129%	93%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.09)%.

I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.10)%.

J For the period November 3, 2004 (commencement of operations) to July 31, 2005.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005J
Selected Per-Share Data
Net asset value, beginning of period	$ 15.85	$ 12.78	$ 12.87	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.12)	(.23)H	(.20)I	(.13)
Net realized and unrealized gain (loss)	(.62)	3.36	.19	2.99
Total from investment operations	(.74)	3.13	(.01)	2.86
Distributions from net realized gain	(.89)	(.06)	(.09)	-
Redemption fees added to paid in capitalE	-L	-L	.01	.01
Net asset value, end of period	$ 14.22	$ 15.85	$ 12.78	$ 12.87
Total ReturnB, C, D	(4.97)%	24.57%	(.03)%	28.70%
Ratios to Average Net AssetsF, K
Expenses before reductions	2.16%A	2.20%	2.28%	2.33%A
Expenses net of fee waivers, if any	2.15%A	2.15%	2.15%	2.20%A
Expenses net of all reductions	2.15%A	2.15%	2.10%	2.11%A
Net investment income (loss)	(1.51)%A	(1.55)%H	(1.54)%I	(1.53)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,106	$ 6,242	$ 5,191	$ 2,055
Portfolio turnover rateG	96%A	91%	129%	93%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.59)%.

I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.60)%.

J For the period November 3, 2004 (commencement of operations) to July 31, 2005.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005J
Selected Per-Share Data
Net asset value, beginning of period	$ 15.84	$ 12.77	$ 12.88	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.12)	(.23)H	(.20)I	(.13)
Net realized and unrealized gain (loss)	(.62)	3.36	.18	3.00
Total from investment operations	(.74)	3.13	(.02)	2.87
Distributions from net realized gain	(.91)	(.06)	(.10)	-
Redemption fees added to paid in capitalE	-L	-L	.01	.01
Net asset value, end of period	$ 14.19	$ 15.84	$ 12.77	$ 12.88
Total ReturnB, C, D	(4.98)%	24.59%	(.08)%	28.80%
Ratios to Average Net AssetsF, K
Expenses before reductions	2.16%A	2.20%	2.25%	2.24%A
Expenses net of fee waivers, if any	2.15%A	2.15%	2.15%	2.17%A
Expenses net of all reductions	2.15%A	2.14%	2.10%	2.09%A
Net investment income (loss)	(1.51)%A	(1.55)%H	(1.54)%I	(1.50)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,216	$ 22,348	$ 14,682	$ 8,372
Portfolio turnover rateG	96%A	91%	129%	93%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.59)%.

I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.60)%.

J For the period November 3, 2004 (commencement of operations) to July 31, 2005.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Growth

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005I
Selected Per-Share Data
Net asset value, beginning of period	$ 16.15	$ 12.93	$ 12.98	$ 10.00
Income from Investment Operations
Net investment income (loss)D	(.04)	(.08)G	(.07)H	(.04)
Net realized and unrealized gain (loss)	(.63)	3.40	.19	3.01
Total from investment operations	(.67)	3.32	.12	2.97
Distributions from net realized gain	(1.05)	(.10)	(.18)	-
Redemption fees added to paid in capitalD	-K	-K	.01	.01
Net asset value, end of period	$ 14.43	$ 16.15	$ 12.93	$ 12.98
Total ReturnB, C	(4.43)%	25.84%	1.01%	29.80%
Ratios to Average Net AssetsE, J
Expenses before reductions	1.11%A	1.10%	1.13%	1.16%A
Expenses net of fee waivers, if any	1.11%A	1.10%	1.13%	1.16%A
Expenses net of all reductions	1.11%A	1.09%	1.08%	1.08%A
Net investment income (loss)	(.47)%A	(.50)%G	(.52)%H	(.49)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,241,470	$ 1,149,809	$ 402,353	$ 205,652
Portfolio turnover rateF	96%A	91%	129%	93%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.54)%.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.58)%.

I For the period November 3, 2004 (commencement of operations) to July 31, 2005.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005I
Selected Per-Share Data
Net asset value, beginning of period	$ 16.15	$ 12.92	$ 12.97	$ 10.00
Income from Investment Operations
Net investment income (loss)D	(.03)	(.07) G	(.07) H	(.04)
Net realized and unrealized gain (loss)	(.64)	3.41	.19	3.00
Total from investment operations	(.67)	3.34	.12	2.96
Distributions from net realized gain	(1.05)	(.11)	(.18)	-
Redemption fees added to paid in capitalD	- K	- K	.01	.01
Net asset value, end of period	$ 14.43	$ 16.15	$ 12.92	$ 12.97
Total ReturnB, C	(4.45)%	25.99%	.97%	29.70%
Ratios to Average Net AssetsE, J
Expenses before reductions	1.03%A	1.05%	1.10%	1.20%A
Expenses net of fee waivers, if any	1.03%A	1.05%	1.10%	1.18%A
Expenses net of all reductions	1.03%A	1.05%	1.05%	1.10%A
Net investment income (loss)	(.39)%A	(.46)%G	(.49)%H	(.51)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,696	$ 18,671	$ 14,233	$ 1,906
Portfolio turnover rateF	96%A	91%	129%	93%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.50)%.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.55)%.

I For the period November 3, 2004 (commencement of operations) to July 31, 2005.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2008 (Unaudited)

1. Organization.

Fidelity Small Cap Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Small Cap Growth, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Effective with the beginning of the Fund's fiscal year, the Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 144,310,553
Unrealized depreciation	(142,057,269)
Net unrealized appreciation (depreciation)	$ 2,253,284

Cost for federal income tax purposes	$ 1,500,046,901

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $803,660,864 and $624,203,245, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Small Cap Growth, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .79% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 46,980	$ 5,934
Class T	.25%	.25%	65,622	-
Class B	.75%	.25%	32,250	24,187
Class C	.75%	.25%	117,296	22,392
			$ 262,148	$ 52,513

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 19,822
Class T	4,228
Class B*	7,091
Class C*	1,524
$ 32,665

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. Prior to January 1, 2008 Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the transfer agent for Small Cap Growth. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 57,670.31
Class T	41,214.31
Class B	9,897.31
Class C	35,879.31
Small Cap Growth	1,595,155.26
Institutional Class	16,978.18
	$ 1,756,793

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $11,885 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,617 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.40%	$ 1,959
Class T	1.65%	1,800
Class B	2.15%	238
Class C	2.15%	816
		$ 4,813

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $13,842 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses.

Semiannual Report

9. Expense Reductions - continued

During the period, these credits reduced the Fund's custody expenses by $3,704. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Small Cap Growth	$ 34,644
Institutional Class	3
$ 34,647

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2008	Year ended July 31, 2007
From net realized gain
Class A	$ 2,216,913	$ 130,212
Class T	1,570,296	118,024
Class B	348,424	24,691
Class C	1,308,296	74,047
Small Cap Growth	74,608,764	3,129,487
Institutional Class	1,147,513	115,519
Total	$ 81,200,206	$ 3,591,980

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2008	Year ended July 31, 2007	Six months ended January 31, 2008	Year ended July 31, 2007
Class A
Shares sold	821,980	1,113,110	$ 12,765,692	$ 17,060,734
Reinvestment of distributions	126,731	8,925	1,912,182	119,928
Shares redeemed	(368,663)	(436,417)	(5,610,727)	(6,456,393)
Net increase (decrease)	580,048	685,618	$ 9,067,147	$ 10,724,269
Class T
Shares sold	199,339	607,092	$ 3,059,094	$ 8,822,874
Reinvestment of distributions	99,906	8,530	1,507,341	115,213
Shares redeemed	(310,797)	(459,339)	(4,715,209)	(6,905,798)
Net increase (decrease)	(11,552)	156,283	$ (148,774)	$ 2,032,289
Class B
Shares sold	74,756	121,826	$ 1,156,276	$ 1,800,582
Reinvestment of distributions	22,166	1,705	332,232	23,112
Shares redeemed	(61,419)	(135,943)	(936,061)	(1,994,978)
Net increase (decrease)	35,503	(12,412)	$ 552,447	$ (171,284)
Class C
Shares sold	210,151	546,198	$ 3,209,815	$ 8,014,853
Reinvestment of distributions	82,567	5,178	1,235,073	70,286
Shares redeemed	(138,075)	(290,387)	(2,062,595)	(4,244,042)
Net increase (decrease)	154,643	260,989	$ 2,382,293	$ 3,841,097
Small Cap Growth
Shares sold	22,223,944	47,884,601	$ 345,784,047	$ 736,795,086
Reinvestment of distributions	4,701,351	213,315	71,216,441	2,867,099
Shares redeemed	(12,055,856)	(8,042,099)	(187,690,484)	(119,410,062)
Net increase (decrease)	14,869,439	40,055,817	$ 229,310,004	$ 620,252,123
Institutional Class
Shares sold	520,105	404,996	$ 8,129,226	$ 6,086,460
Reinvestment of distributions	66,279	7,296	1,004,006	97,691
Shares redeemed	(170,051)	(357,460)	(2,676,210)	(5,250,610)
Net increase (decrease)	416,333	54,832	$ 6,457,022	$ 933,541

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASCP-USAN-0308
1.803716.104

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Small Cap Growth
Fund - Institutional Class

Semiannual Report

January 31, 2008

Institutional Class
is a class of Fidelity®
Small Cap Growth
Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks got off to a poor start in 2008, while investment-grade bonds and money markets showed positive returns, once again underscoring the importance of a diversified portfolio. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Class A
Actual	$ 1,000.00	$ 953.90	$ 6.88
HypotheticalA	$ 1,000.00	$ 1,018.10	$ 7.10
Class T
Actual	$ 1,000.00	$ 952.80	$ 8.10
HypotheticalA	$ 1,000.00	$ 1,016.84	$ 8.36
Class B
Actual	$ 1,000.00	$ 950.30	$ 10.54
HypotheticalA	$ 1,000.00	$ 1,014.33	$ 10.89
Class C
Actual	$ 1,000.00	$ 950.20	$ 10.54
HypotheticalA	$ 1,000.00	$ 1,014.33	$ 10.89
Small Cap Growth
Actual	$ 1,000.00	$ 955.70	$ 5.46
HypotheticalA	$ 1,000.00	$ 1,019.56	$ 5.63
Institutional Class
Actual	$ 1,000.00	$ 955.50	$ 5.06
HypotheticalA	$ 1,000.00	$ 1,019.96	$ 5.23

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.40%
Class T	1.65%
Class B	2.15%
Class C	2.15%
Small Cap Growth	1.11%
Institutional Class	1.03%

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Blackbaud, Inc.	1.6	1.2
Superior Energy Services, Inc.	1.5	1.1
Harris Corp.	1.4	1.5
Chicago Bridge & Iron Co. NV (NY Shares)	1.4	0.8
Humana, Inc.	1.3	0.9
Huron Consulting Group, Inc.	1.3	1.2
Tessera Technologies, Inc.	1.3	1.0
j2 Global Communications, Inc.	1.3	1.3
MF Global Ltd.	1.2	0.0
Pharmaceutical Product Development, Inc.	1.2	0.9
	13.5
Top Five Market Sectors as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.0	24.4
Health Care	19.4	16.9
Industrials	18.0	18.0
Energy	13.3	10.7
Consumer Discretionary	8.2	9.3
Asset Allocation (% of fund's net assets)
As of January 31, 2008 *		As of July 31, 2007 **
	Stocks 97.4%		Stocks 95.9%
	Short-Term Investments and Net Other Assets 2.6%		Short-Term Investments and Net Other Assets 4.1%
* Foreign investments	13.9%	** Foreign investments	10.2%

Semiannual Report

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
CONSUMER DISCRETIONARY - 8.2%
Auto Components - 0.9%
WABCO Holdings, Inc.	293,600	$ 11,829,144
Diversified Consumer Services - 1.2%
Apollo Group, Inc. Class A (non-vtg.) (a)	102,200	8,149,428
Strayer Education, Inc.	45,000	7,766,100
		15,915,528
Hotels, Restaurants & Leisure - 1.1%
Life Time Fitness, Inc. (a)(d)	172,100	7,630,914
Ruth's Chris Steak House, Inc. (a)(d)	871,566	7,216,566
		14,847,480
Internet & Catalog Retail - 0.6%
Priceline.com, Inc. (a)	75,000	8,139,000
Media - 0.6%
Dolan Media Co.	236,400	5,356,824
New Frontier Media, Inc.	470,565	2,103,426
		7,460,250
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	239,900	8,559,632
Citi Trends, Inc. (a)	102,885	1,406,438
Collective Brands, Inc. (a)(d)	463,500	8,166,870
The Men's Wearhouse, Inc.	269,900	6,879,751
Tween Brands, Inc. (a)	210,600	6,745,518
		31,758,209
Textiles, Apparel & Luxury Goods - 1.5%
American Apparel, Inc. (a)(d)	225,700	2,843,820
Crocs, Inc. (a)(d)	224,800	7,820,792
Iconix Brand Group, Inc. (a)	489,100	10,168,389
		20,833,001
TOTAL CONSUMER DISCRETIONARY		110,782,612
CONSUMER STAPLES - 3.6%
Food Products - 1.1%
Corn Products International, Inc.	200,000	6,760,000
Dean Foods Co.	300,000	8,400,000
		15,160,000
Personal Products - 2.5%
Bare Escentuals, Inc. (a)(d)	449,200	10,708,928
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
Chattem, Inc. (a)(d)	210,500	$ 16,149,560
Physicians Formula Holdings, Inc. (a)(e)	728,005	6,901,487
		33,759,975
TOTAL CONSUMER STAPLES		48,919,975
ENERGY - 13.3%
Energy Equipment & Services - 4.3%
Atwood Oceanics, Inc. (a)	187,900	15,612,611
Exterran Holdings, Inc. (a)	115,000	7,502,600
Grey Wolf, Inc. (a)	1,204,300	7,177,628
Hornbeck Offshore Services, Inc. (a)(d)	192,200	7,434,296
Superior Energy Services, Inc. (a)	516,400	20,702,476
		58,429,611
Oil, Gas & Consumable Fuels - 9.0%
Cabot Oil & Gas Corp.	290,100	11,223,969
Energy Transfer Equity LP	222,100	7,331,521
EXCO Resources, Inc. (a)	533,000	7,989,670
Forest Oil Corp. (a)	305,033	13,793,592
Mariner Energy, Inc. (a)	485,710	12,171,893
Massey Energy Co.	341,000	12,678,380
Petrohawk Energy Corp. (a)	727,100	11,451,825
Petroplus Holdings AG (a)	80,300	4,944,382
Range Resources Corp.	216,350	11,297,797
Tesoro Corp.	375,400	14,659,370
Western Refining, Inc. (d)	660,700	14,105,945
		121,648,344
TOTAL ENERGY		180,077,955
FINANCIALS - 6.6%
Capital Markets - 2.0%
Janus Capital Group, Inc.	395,800	10,690,558
MF Global Ltd.	558,000	16,767,900
		27,458,458
Commercial Banks - 0.8%
UMB Financial Corp.	237,624	10,011,099
Consumer Finance - 0.8%
Dollar Financial Corp. (a)	426,078	10,728,644
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 2.6%
Aspen Insurance Holdings Ltd.	325,500	$ 9,185,610
National Financial Partners Corp. (d)	284,400	10,266,840
StanCorp Financial Group, Inc.	173,582	8,541,970
Willis Group Holdings Ltd.	206,800	7,287,632
		35,282,052
Real Estate Management & Development - 0.4%
CB Richard Ellis Group, Inc. Class A (a)	298,100	5,786,121
TOTAL FINANCIALS		89,266,374
HEALTH CARE - 19.4%
Biotechnology - 1.7%
Cephalon, Inc. (a)(d)	170,700	11,203,041
Grifols SA	496,802	12,139,322
		23,342,363
Health Care Equipment & Supplies - 5.4%
American Medical Systems Holdings, Inc. (a)(d)	916,400	13,095,356
Hillenbrand Industries, Inc.	195,800	10,126,776
Hologic, Inc. (a)(d)	148,000	9,525,280
Integra LifeSciences Holdings Corp. (a)(d)	325,100	13,524,160
Inverness Medical Innovations, Inc. (a)(d)	200,400	9,028,020
Kinetic Concepts, Inc. (a)(d)	199,100	9,911,198
ResMed, Inc. (a)(d)	171,800	8,002,444
		73,213,234
Health Care Providers & Services - 8.2%
Healthways, Inc. (a)	287,218	16,170,373
Henry Schein, Inc. (a)	238,900	13,887,257
Humana, Inc. (a)	222,100	17,834,630
Patterson Companies, Inc. (a)	351,000	11,246,040
PSS World Medical, Inc. (a)(d)	632,399	10,934,179
Sun Healthcare Group, Inc. (a)	877,900	15,126,217
Universal American Financial Corp. (a)	470,831	9,854,493
VCA Antech, Inc. (a)	408,700	15,800,342
		110,853,531
Health Care Technology - 0.5%
Cerner Corp. (a)	128,500	6,733,400
Life Sciences Tools & Services - 3.0%
Charles River Laboratories International, Inc. (a)	158,000	9,811,800
ICON PLC sponsored ADR (a)	152,990	9,589,413
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
PAREXEL International Corp. (a)	80,000	$ 4,352,800
Pharmaceutical Product Development, Inc.	385,900	16,732,624
		40,486,637
Pharmaceuticals - 0.6%
Medicis Pharmaceutical Corp. Class A (d)	366,700	7,447,677
TOTAL HEALTH CARE		262,076,842
INDUSTRIALS - 18.0%
Aerospace & Defense - 1.1%
Hexcel Corp. (a)(d)	651,900	14,230,977
Airlines - 0.7%
Delta Air Lines, Inc. (a)	542,200	9,125,226
Commercial Services & Supplies - 6.3%
Advisory Board Co. (a)	115,000	7,327,800
CDI Corp.	522,700	10,166,515
Clean Harbors, Inc. (a)	145,500	8,072,340
Corrections Corp. of America (a)	501,200	13,301,848
CoStar Group, Inc. (a)	181,736	7,694,702
Huron Consulting Group, Inc. (a)(d)	246,700	17,717,994
InnerWorkings, Inc. (a)(d)	650,900	9,014,965
Navigant Consulting, Inc. (a)	321,500	3,806,560
The Brink's Co.	142,100	8,615,523
		85,718,247
Construction & Engineering - 3.8%
Chicago Bridge & Iron Co. NV (NY Shares)	414,700	18,450,003
Fluor Corp.	96,600	11,753,322
KBR, Inc. (a)	362,300	11,445,057
URS Corp. (a)	232,025	10,185,898
		51,834,280
Electrical Equipment - 1.3%
EnerSys (a)	359,600	8,285,184
Q-Cells AG (a)(d)	100,600	9,466,274
		17,751,458
Industrial Conglomerates - 0.6%
Raven Industries, Inc. (d)	254,700	7,646,094
Machinery - 2.9%
Bucyrus International, Inc. Class A (d)	169,400	15,705,074
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Flowserve Corp.	184,033	$ 15,112,790
Hexagon AB (B Shares)	452,600	8,001,028
		38,818,892
Road & Rail - 1.0%
J.B. Hunt Transport Services, Inc.	150,000	4,665,000
Knight Transportation, Inc. (d)	548,300	9,408,828
		14,073,828
Transportation Infrastructure - 0.3%
Quixote Corp.	249,600	4,225,728
TOTAL INDUSTRIALS		243,424,730
INFORMATION TECHNOLOGY - 22.0%
Communications Equipment - 3.7%
Harris Corp.	353,700	19,343,853
NETGEAR, Inc. (a)	300,000	7,998,000
Nice Systems Ltd. sponsored ADR (a)	326,200	9,984,982
Polycom, Inc. (a)	488,500	12,334,625
		49,661,460
Computers & Peripherals - 0.6%
Wincor Nixdorf AG	109,200	8,472,312
Electronic Equipment & Instruments - 1.4%
Cogent, Inc. (a)(d)	859,400	8,473,684
Trimble Navigation Ltd. (a)	412,600	10,913,270
		19,386,954
Internet Software & Services - 4.7%
Equinix, Inc. (a)(d)	214,100	16,170,973
j2 Global Communications, Inc. (a)(d)	770,400	16,879,464
Telecity Group PLC	1,951,500	9,372,018
ValueClick, Inc. (a)	622,000	13,578,260
VistaPrint Ltd. (a)	201,100	7,482,931
		63,483,646
IT Services - 4.0%
CACI International, Inc. Class A (a)	216,100	9,419,799
CyberSource Corp. (a)	867,866	14,536,756
Datacash Group PLC	1,661,200	10,158,711
Satyam Computer Services Ltd. sponsored ADR (d)	606,300	14,763,405
WNS Holdings Ltd. ADR (a)	334,500	5,823,645
		54,702,316
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 4.6%
FormFactor, Inc. (a)	358,900	$ 8,692,558
Hittite Microwave Corp. (a)	351,821	14,009,512
Microsemi Corp. (a)(d)	476,800	10,832,896
SiRF Technology Holdings, Inc. (a)(d)	319,300	4,888,483
Tessera Technologies, Inc. (a)(d)	439,100	17,199,547
Varian Semiconductor Equipment Associates, Inc. (a)	215,000	6,925,150
		62,548,146
Software - 3.0%
Ansys, Inc. (a)	299,500	10,455,545
Blackbaud, Inc.	798,259	22,087,827
THQ, Inc. (a)	410,000	7,384,100
		39,927,472
TOTAL INFORMATION TECHNOLOGY		298,182,306
MATERIALS - 4.5%
Metals & Mining - 4.5%
Carpenter Technology Corp.	252,700	15,576,428
IAMGOLD Corp.	1,187,900	9,469,583
Reliance Steel & Aluminum Co.	315,700	15,535,597
Titanium Metals Corp. (d)	548,500	11,924,390
Yamana Gold, Inc.	506,004	8,395,164
		60,901,162
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
Cbeyond, Inc. (a)	216,000	7,287,840
UTILITIES - 1.3%
Multi-Utilities - 1.3%
A2A SpA	2,147,700	8,635,742
CMS Energy Corp.	607,200	9,514,824
		18,150,566
TOTAL COMMON STOCKS (Cost $1,314,226,957)		1,319,070,362
Money Market Funds - 13.5%
	Shares	Value
Fidelity Cash Central Fund, 3.79% (b)	41,578,198	$ 41,578,198
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	141,651,625	141,651,625
TOTAL MONEY MARKET FUNDS (Cost $183,229,823)		183,229,823
TOTAL INVESTMENT PORTFOLIO - 110.9% (Cost $1,497,456,780)		1,502,300,185
NET OTHER ASSETS - (10.9)%		(147,976,223)
NET ASSETS - 100%		$ 1,354,323,962
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,165,692
Fidelity Securities Lending Cash Central Fund	251,103
Total	$ 1,416,795
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Physicians Formula Holdings, Inc.	$ 5,827,585	$ 3,948,990	$ -	$ -	$ 6,901,487
Quixote Corp.	8,618,526	150,375	3,920,750	75,980	-
Total	$ 14,446,111	$ 4,099,365	$ 3,920,750	$ 75,980	$ 6,901,487
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	86.1%
Bermuda	3.0%
United Kingdom	1.8%
Netherlands	1.4%
Germany	1.3%
Canada	1.3%
India	1.1%
Others (individually less than 1%)	4.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $139,978,566) - See accompanying schedule: Unaffiliated issuers (cost $1,303,908,585)	$ 1,312,168,875
Fidelity Central Funds (cost $183,229,823)	183,229,823
Other affiliated issuers (cost $10,318,372)	6,901,487
Total Investments (cost $1,497,456,780)		$ 1,502,300,185
Cash		19
Receivable for investments sold		25,402,734
Receivable for fund shares sold		4,335,623
Dividends receivable		123,352
Distributions receivable from Fidelity Central Funds		242,715
Prepaid expenses		3,890
Receivable from investment adviser for expense reductions		2,088
Other receivables		13,636
Total assets		1,532,424,242

Liabilities
Payable for investments purchased	$ 33,554,357
Payable for fund shares redeemed	1,552,214
Accrued management fee	900,515
Distribution fees payable	42,096
Other affiliated payables	333,109
Other payables and accrued expenses	66,364
Collateral on securities loaned, at value	141,651,625
Total liabilities		178,100,280

Net Assets		$ 1,354,323,962
Net Assets consist of:
Paid in capital		$ 1,354,332,960
Accumulated net investment loss		(3,396,049)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,456,146)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,843,197
Net Assets		$ 1,354,323,962

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

January 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($38,338,711 ÷ 2,670,886 shares)	$ 14.35

Maximum offering price per share (100/94.25 of $14.35)	$ 15.23
Class T: Net Asset Value and redemption price per share ($23,497,552 ÷ 1,638,320 shares)	$ 14.34

Maximum offering price per share (100/96.50 of $14.34)	$ 14.86
Class B: Net Asset Value and offering price per share ($6,106,100 ÷ 429,389 shares)A	$ 14.22

Class C: Net Asset Value and offering price per share ($22,216,398 ÷ 1,565,373 shares)A	$ 14.19

Small Cap Growth: Net Asset Value, offering price and redemption price per share ($1,241,469,618 ÷ 86,049,475 shares)	$ 14.43

Institutional Class: Net Asset Value, offering price and redemption price per share ($22,695,583 ÷ 1,572,533 shares)	$ 14.43

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2008 (Unaudited)
Investment Income
Dividends (including $75,980 earned from other affiliated issuers)		$ 2,820,079
Interest		1,702
Income from Fidelity Central Funds (including $251,103 from security lending)		1,416,795
Total income		4,238,576

Expenses
Management fee Basic fee	$ 4,702,056
Performance adjustment	560,838
Transfer agent fees	1,756,793
Distribution fees	262,148
Accounting and security lending fees	221,763
Custodian fees and expenses	17,635
Independent trustees' compensation	2,629
Registration fees	96,115
Audit	29,130
Legal	3,155
Miscellaneous	39,369
Total expenses before reductions	7,691,631
Expense reductions	(57,006)	7,634,625
Net investment income (loss)		(3,396,049)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,698,694
Other affiliated issuers	(587,612)
Foreign currency transactions	(6,104)
Total net realized gain (loss)		1,104,978
Change in net unrealized appreciation (depreciation) on: Investment securities	(67,163,843)
Assets and liabilities in foreign currencies	41
Total change in net unrealized appreciation (depreciation)		(67,163,802)
Net gain (loss)		(66,058,824)
Net increase (decrease) in net assets resulting from operations		$ (69,454,873)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2008 (Unaudited)	Year ended July 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (3,396,049)	$ (4,437,632)
Net realized gain (loss)	1,104,978	87,862,892
Change in net unrealized appreciation (depreciation)	(67,163,802)	65,702,764
Net increase (decrease) in net assets resulting from operations	(69,454,873)	149,128,024
Distributions to shareholders from net realized gain	(81,200,206)	(3,591,980)
Share transactions - net increase (decrease)	247,620,139	637,612,035
Redemption fees	282,107	160,118
Total increase (decrease) in net assets	97,247,167	783,308,197

Net Assets
Beginning of period	1,257,076,795	473,768,598
End of period (including accumulated net investment loss of $3,396,049 and $0, respectively)	$ 1,354,323,962	$ 1,257,076,795

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005 J
Selected Per-Share Data
Net asset value, beginning of period	$ 16.06	$ 12.88	$ 12.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.12) H	(.10) I	(.07)
Net realized and unrealized gain (loss)	(.63)	3.39	.18	3.01
Total from investment operations	(.69)	3.27	.08	2.94
Distributions from net realized gain	(1.02)	(.09)	(.16)	-
Redemption fees added to paid in capital E	- L	- L	.01	.01
Net asset value, end of period	$ 14.35	$ 16.06	$ 12.88	$ 12.95
Total Return B, C, D	(4.61)%	25.52%	.70%	29.50%
Ratios to Average Net Assets F, K
Expenses before reductions	1.41% A	1.44%	1.53%	1.55%A
Expenses net of fee waivers, if any	1.40%A	1.40%	1.40%	1.45%A
Expenses net of all reductions	1.40%A	1.39%	1.35%	1.36%A
Net investment income (loss)	(.76)%A	(.80)%H	(.79)%I	(.78)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,339	$ 33,588	$ 18,104	$ 4,719
Portfolio turnover rate G	96%A	91%	129%	93%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.84)%.

I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.85)%.

J For the period November 3, 2004 (commencement of operations) to July 31, 2005.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005J
Selected Per-Share Data
Net asset value, beginning of period	$ 16.01	$ 12.86	$ 12.93	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.08)	(.16)H	(.14)I	(.09)
Net realized and unrealized gain (loss)	(.63)	3.38	.19	3.01
Total from investment operations	(.71)	3.22	.05	2.92
Distributions from net realized gain	(.96)	(.07)	(.13)	-
Redemption fees added to paid in capitalE	- L	-L	.01	.01
Net asset value, end of period	$ 14.34	$ 16.01	$ 12.86	$ 12.93
Total ReturnB, C, D	(4.72)%	25.18%	.48%	29.30%
Ratios to Average Net AssetsF, K
Expenses before reductions	1.67%A	1.67%	1.73%	1.79%A
Expenses net of fee waivers, if any	1.65%A	1.65%	1.65%	1.70%A
Expenses net of all reductions	1.65%A	1.65%	1.60%	1.61%A
Net investment income (loss)	(1.01)%A	(1.05)%H	(1.04)%I	(1.03)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,498	$ 26,419	$ 19,205	$ 5,240
Portfolio turnover rateG	96%A	91%	129%	93%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.09)%.

I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.10)%.

J For the period November 3, 2004 (commencement of operations) to July 31, 2005.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005J
Selected Per-Share Data
Net asset value, beginning of period	$ 15.85	$ 12.78	$ 12.87	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.12)	(.23)H	(.20)I	(.13)
Net realized and unrealized gain (loss)	(.62)	3.36	.19	2.99
Total from investment operations	(.74)	3.13	(.01)	2.86
Distributions from net realized gain	(.89)	(.06)	(.09)	-
Redemption fees added to paid in capitalE	-L	-L	.01	.01
Net asset value, end of period	$ 14.22	$ 15.85	$ 12.78	$ 12.87
Total ReturnB, C, D	(4.97)%	24.57%	(.03)%	28.70%
Ratios to Average Net AssetsF, K
Expenses before reductions	2.16%A	2.20%	2.28%	2.33%A
Expenses net of fee waivers, if any	2.15%A	2.15%	2.15%	2.20%A
Expenses net of all reductions	2.15%A	2.15%	2.10%	2.11%A
Net investment income (loss)	(1.51)%A	(1.55)%H	(1.54)%I	(1.53)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,106	$ 6,242	$ 5,191	$ 2,055
Portfolio turnover rateG	96%A	91%	129%	93%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.59)%.

I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.60)%.

J For the period November 3, 2004 (commencement of operations) to July 31, 2005.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005J
Selected Per-Share Data
Net asset value, beginning of period	$ 15.84	$ 12.77	$ 12.88	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.12)	(.23)H	(.20)I	(.13)
Net realized and unrealized gain (loss)	(.62)	3.36	.18	3.00
Total from investment operations	(.74)	3.13	(.02)	2.87
Distributions from net realized gain	(.91)	(.06)	(.10)	-
Redemption fees added to paid in capitalE	-L	-L	.01	.01
Net asset value, end of period	$ 14.19	$ 15.84	$ 12.77	$ 12.88
Total ReturnB, C, D	(4.98)%	24.59%	(.08)%	28.80%
Ratios to Average Net AssetsF, K
Expenses before reductions	2.16%A	2.20%	2.25%	2.24%A
Expenses net of fee waivers, if any	2.15%A	2.15%	2.15%	2.17%A
Expenses net of all reductions	2.15%A	2.14%	2.10%	2.09%A
Net investment income (loss)	(1.51)%A	(1.55)%H	(1.54)%I	(1.50)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,216	$ 22,348	$ 14,682	$ 8,372
Portfolio turnover rateG	96%A	91%	129%	93%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.59)%.

I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.60)%.

J For the period November 3, 2004 (commencement of operations) to July 31, 2005.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Growth

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005I
Selected Per-Share Data
Net asset value, beginning of period	$ 16.15	$ 12.93	$ 12.98	$ 10.00
Income from Investment Operations
Net investment income (loss)D	(.04)	(.08)G	(.07)H	(.04)
Net realized and unrealized gain (loss)	(.63)	3.40	.19	3.01
Total from investment operations	(.67)	3.32	.12	2.97
Distributions from net realized gain	(1.05)	(.10)	(.18)	-
Redemption fees added to paid in capitalD	-K	-K	.01	.01
Net asset value, end of period	$ 14.43	$ 16.15	$ 12.93	$ 12.98
Total ReturnB, C	(4.43)%	25.84%	1.01%	29.80%
Ratios to Average Net AssetsE, J
Expenses before reductions	1.11%A	1.10%	1.13%	1.16%A
Expenses net of fee waivers, if any	1.11%A	1.10%	1.13%	1.16%A
Expenses net of all reductions	1.11%A	1.09%	1.08%	1.08%A
Net investment income (loss)	(.47)%A	(.50)%G	(.52)%H	(.49)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,241,470	$ 1,149,809	$ 402,353	$ 205,652
Portfolio turnover rateF	96%A	91%	129%	93%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.54)%.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.58)%.

I For the period November 3, 2004 (commencement of operations) to July 31, 2005.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005I
Selected Per-Share Data
Net asset value, beginning of period	$ 16.15	$ 12.92	$ 12.97	$ 10.00
Income from Investment Operations
Net investment income (loss)D	(.03)	(.07) G	(.07) H	(.04)
Net realized and unrealized gain (loss)	(.64)	3.41	.19	3.00
Total from investment operations	(.67)	3.34	.12	2.96
Distributions from net realized gain	(1.05)	(.11)	(.18)	-
Redemption fees added to paid in capitalD	- K	- K	.01	.01
Net asset value, end of period	$ 14.43	$ 16.15	$ 12.92	$ 12.97
Total ReturnB, C	(4.45)%	25.99%	.97%	29.70%
Ratios to Average Net AssetsE, J
Expenses before reductions	1.03%A	1.05%	1.10%	1.20%A
Expenses net of fee waivers, if any	1.03%A	1.05%	1.10%	1.18%A
Expenses net of all reductions	1.03%A	1.05%	1.05%	1.10%A
Net investment income (loss)	(.39)%A	(.46)%G	(.49)%H	(.51)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,696	$ 18,671	$ 14,233	$ 1,906
Portfolio turnover rateF	96%A	91%	129%	93%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.50)%.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.55)%.

I For the period November 3, 2004 (commencement of operations) to July 31, 2005.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2008 (Unaudited)

1. Organization.

Fidelity Small Cap Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Small Cap Growth, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Effective with the beginning of the Fund's fiscal year, the Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 144,310,553
Unrealized depreciation	(142,057,269)
Net unrealized appreciation (depreciation)	$ 2,253,284

Cost for federal income tax purposes	$ 1,500,046,901

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $803,660,864 and $624,203,245, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Small Cap Growth, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .79% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 46,980	$ 5,934
Class T	.25%	.25%	65,622	-
Class B	.75%	.25%	32,250	24,187
Class C	.75%	.25%	117,296	22,392
			$ 262,148	$ 52,513

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 19,822
Class T	4,228
Class B*	7,091
Class C*	1,524
$ 32,665

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. Prior to January 1, 2008 Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the transfer agent for Small Cap Growth. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 57,670.31
Class T	41,214.31
Class B	9,897.31
Class C	35,879.31
Small Cap Growth	1,595,155.26
Institutional Class	16,978.18
	$ 1,756,793

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $11,885 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,617 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.40%	$ 1,959
Class T	1.65%	1,800
Class B	2.15%	238
Class C	2.15%	816
		$ 4,813

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $13,842 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses.

Semiannual Report

9. Expense Reductions - continued

During the period, these credits reduced the Fund's custody expenses by $3,704. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Small Cap Growth	$ 34,644
Institutional Class	3
$ 34,647

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2008	Year ended July 31, 2007
From net realized gain
Class A	$ 2,216,913	$ 130,212
Class T	1,570,296	118,024
Class B	348,424	24,691
Class C	1,308,296	74,047
Small Cap Growth	74,608,764	3,129,487
Institutional Class	1,147,513	115,519
Total	$ 81,200,206	$ 3,591,980

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2008	Year ended July 31, 2007	Six months ended January 31, 2008	Year ended July 31, 2007
Class A
Shares sold	821,980	1,113,110	$ 12,765,692	$ 17,060,734
Reinvestment of distributions	126,731	8,925	1,912,182	119,928
Shares redeemed	(368,663)	(436,417)	(5,610,727)	(6,456,393)
Net increase (decrease)	580,048	685,618	$ 9,067,147	$ 10,724,269
Class T
Shares sold	199,339	607,092	$ 3,059,094	$ 8,822,874
Reinvestment of distributions	99,906	8,530	1,507,341	115,213
Shares redeemed	(310,797)	(459,339)	(4,715,209)	(6,905,798)
Net increase (decrease)	(11,552)	156,283	$ (148,774)	$ 2,032,289
Class B
Shares sold	74,756	121,826	$ 1,156,276	$ 1,800,582
Reinvestment of distributions	22,166	1,705	332,232	23,112
Shares redeemed	(61,419)	(135,943)	(936,061)	(1,994,978)
Net increase (decrease)	35,503	(12,412)	$ 552,447	$ (171,284)
Class C
Shares sold	210,151	546,198	$ 3,209,815	$ 8,014,853
Reinvestment of distributions	82,567	5,178	1,235,073	70,286
Shares redeemed	(138,075)	(290,387)	(2,062,595)	(4,244,042)
Net increase (decrease)	154,643	260,989	$ 2,382,293	$ 3,841,097
Small Cap Growth
Shares sold	22,223,944	47,884,601	$ 345,784,047	$ 736,795,086
Reinvestment of distributions	4,701,351	213,315	71,216,441	2,867,099
Shares redeemed	(12,055,856)	(8,042,099)	(187,690,484)	(119,410,062)
Net increase (decrease)	14,869,439	40,055,817	$ 229,310,004	$ 620,252,123
Institutional Class
Shares sold	520,105	404,996	$ 8,129,226	$ 6,086,460
Reinvestment of distributions	66,279	7,296	1,004,006	97,691
Shares redeemed	(170,051)	(357,460)	(2,676,210)	(5,250,610)
Net increase (decrease)	416,333	54,832	$ 6,457,022	$ 933,541

Semiannual Report

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASCPI-USAN-0308
1.803724.104

(Fidelity Investment logo)(registered trademark)

Fidelity®
Small Cap Opportunities
Fund

Semiannual Report

January 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks got off to a poor start in 2008, while investment-grade bonds and money markets showed positive returns, once again underscoring the importance of a diversified portfolio. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Actual	$ 1,000.00	$ 888.30	$ 4.65
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.21	$ 4.98

* Expenses are equal to the Fund's annualized expense ratio of .98%; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Blackbaud, Inc.	1.6	2.1
Healthways, Inc.	1.4	0.6
j2 Global Communications, Inc.	1.2	2.0
Hillenbrand Industries, Inc.	1.1	0.0
VistaPrint Ltd.	1.1	0.3
Aftermarket Technology Corp.	1.0	0.8
Randgold Resources Ltd. sponsored ADR	1.0	0.0
Air Methods Corp.	1.0	1.2
THQ, Inc.	0.9	0.0
eTelecare Global Solutions, Inc. ADR	0.9	0.4
	11.2
Top Five Market Sectors as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.9	18.5
Financials	16.8	18.2
Consumer Discretionary	14.4	15.6
Health Care	13.8	11.1
Industrials	12.2	14.0
Asset Allocation (% of fund's net assets)
As of January 31, 2008*		As of July 31, 2007**
	Stocks and Equity Futures 96.8%		Stocks and Equity Futures 97.0%
	Short-Term Investments and Net Other Assets 3.2%		Short-Term Investments and Net Other Assets 3.0%
* Foreign investments	11.1%	** Foreign investments	6.5%

Semiannual Report

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
CONSUMER DISCRETIONARY - 14.4%
Auto Components - 1.7%
Aftermarket Technology Corp. (a)	524,700	$ 13,332,627
Amerigon, Inc. (a)	504,833	8,642,741
		21,975,368
Distributors - 0.4%
DXP Enterprises, Inc. (a)	136,500	4,982,250
Diversified Consumer Services - 1.0%
DeVry, Inc.	121,800	6,722,142
Regis Corp.	224,500	5,686,585
		12,408,727
Hotels, Restaurants & Leisure - 1.8%
Denny's Corp. (a)	1,737,500	5,890,125
Life Time Fitness, Inc. (a)(d)	245,300	10,876,602
Town Sports International Holdings, Inc. (a)	664,300	5,779,410
		22,546,137
Household Durables - 1.3%
Helen of Troy Ltd. (a)	226,300	3,847,100
Jarden Corp. (a)	270,600	6,775,824
Universal Electronics, Inc. (a)	222,500	5,297,725
		15,920,649
Leisure Equipment & Products - 1.3%
Callaway Golf Co.	481,600	8,630,272
Nautilus, Inc. (d)	1,254,000	5,831,100
Summer Infant, Inc. (a)	480,005	2,112,022
		16,573,394
Media - 1.4%
Dolan Media Co.	210,200	4,763,132
Regal Entertainment Group Class A	344,400	6,385,176
TiVo, Inc. (a)(d)	706,600	6,196,882
		17,345,190
Multiline Retail - 0.1%
The Bon-Ton Stores, Inc.	128,800	998,200
Specialty Retail - 2.4%
Collective Brands, Inc. (a)(d)	368,400	6,491,208
Guess?, Inc.	169,800	6,335,238
Jos. A. Bank Clothiers, Inc. (a)(d)	88,418	2,408,506
Shoe Carnival, Inc. (a)	239,377	3,537,992
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Stein Mart, Inc.	149,100	$ 952,749
The Men's Wearhouse, Inc. (d)	391,000	9,966,590
		29,692,283
Textiles, Apparel & Luxury Goods - 3.0%
American Apparel, Inc. (a)(d)	617,600	7,781,760
Crocs, Inc. (a)(d)	214,000	7,445,060
FGX International Ltd.	461,900	4,665,190
Iconix Brand Group, Inc. (a)	398,100	8,276,499
True Religion Apparel, Inc. (a)(d)	547,900	10,218,335
		38,386,844
TOTAL CONSUMER DISCRETIONARY		180,829,042
CONSUMER STAPLES - 2.9%
Food & Staples Retailing - 0.9%
Nash-Finch Co.	108,200	3,860,576
The Great Atlantic & Pacific Tea Co. (a)(d)	230,400	6,882,048
		10,742,624
Food Products - 0.3%
Corn Products International, Inc.	111,800	3,778,840
Personal Products - 1.7%
Bare Escentuals, Inc. (a)(d)	343,100	8,179,504
Chattem, Inc. (a)	127,590	9,788,705
Physicians Formula Holdings, Inc. (a)	342,566	3,247,526
		21,215,735
TOTAL CONSUMER STAPLES		35,737,199
ENERGY - 7.1%
Energy Equipment & Services - 2.6%
Dril-Quip, Inc. (a)	100,600	4,883,124
ENGlobal Corp. (a)(d)	301,105	2,902,652
Exterran Holdings, Inc. (a)	96,352	6,286,004
NATCO Group, Inc. Class A (a)	176,600	8,084,748
Superior Energy Services, Inc. (a)	269,250	10,794,233
		32,950,761
Oil, Gas & Consumable Fuels - 4.5%
Banpu PCL unit	358,900	4,694,060
Concho Resources, Inc.	375,400	7,620,620
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EXCO Resources, Inc. (a)(d)	767,400	$ 11,503,326
Kodiak Oil & Gas Corp. (a)	1,383,100	2,863,017
Mariner Energy, Inc. (a)	261,300	6,548,178
Petrohawk Energy Corp. (a)	447,440	7,047,180
Straits Asia Resources Ltd.	3,673,000	8,787,205
Western Refining, Inc.	217,300	4,639,355
World Fuel Services Corp.	100,100	2,648,646
		56,351,587
TOTAL ENERGY		89,302,348
FINANCIALS - 16.8%
Capital Markets - 1.9%
Affiliated Managers Group, Inc. (a)(d)	26,400	2,595,384
GFI Group, Inc. (a)	89,400	7,885,974
Janus Capital Group, Inc.	154,900	4,183,849
MF Global Ltd.	284,100	8,537,205
		23,202,412
Commercial Banks - 5.6%
Alabama National Bancorp, Delaware	29,300	2,292,725
Associated Banc-Corp.	276,600	7,794,588
Capitol Bancorp Ltd.	31,400	653,748
Center Financial Corp., California	347,700	4,026,366
Central Pacific Financial Corp.	31,200	592,800
Citizens Banking Corp., Michigan	76,000	1,074,640
Columbia Banking Systems, Inc.	216,500	5,566,215
Community Bank System, Inc.	29,800	650,236
CVB Financial Corp. (d)	120,800	1,346,920
First Community Bancorp, California	116,470	4,138,179
First Merchants Corp.	91,600	2,473,200
First Midwest Bancorp, Inc., Delaware (d)	43,700	1,363,440
First State Bancorp.	51,500	646,840
FirstMerit Corp.	56,000	1,252,720
FNB Corp., Pennsylvania	83,400	1,298,538
Hanmi Financial Corp.	40,000	344,000
IBERIABANK Corp.	10,900	560,369
Intervest Bancshares Corp. Class A (e)	386,340	5,791,237
NBT Bancorp, Inc.	58,000	1,309,640
Prosperity Bancshares, Inc. (d)	186,100	5,350,375
Renasant Corp.	245,900	5,156,523
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Sterling Bancorp, New York	22,600	$ 323,406
Sterling Bancshares, Inc.	361,700	3,627,851
Sterling Financial Corp., Washington	116,200	2,067,198
Taylor Capital Group, Inc.	4,200	82,278
UMB Financial Corp.	114,800	4,836,524
Umpqua Holdings Corp.	62,100	1,018,440
Univest Corp. of Pennsylvania (d)	23,600	613,600
WesBanco, Inc.	24,900	683,754
West Coast Bancorp, Oregon	45,500	691,600
Westamerica Bancorp. (d)	27,100	1,341,992
Western Alliance Bancorp. (a)(d)	65,000	1,043,250
Wilshire Bancorp, Inc.	94,100	741,508
		70,754,700
Consumer Finance - 0.7%
Cash America International, Inc.	79,700	2,591,047
Dollar Financial Corp. (a)	243,840	6,139,891
		8,730,938
Diversified Financial Services - 0.4%
JSE Ltd.	492,000	4,590,158
Insurance - 3.0%
Affirmative Insurance Holdings, Inc.	192,700	1,755,497
Allied World Assurance Co. Holdings Ltd.	95,700	4,558,191
American Safety Insurance Group Ltd. (a)	470,400	8,937,600
Aspen Insurance Holdings Ltd.	117,000	3,301,740
Assurant, Inc.	73,500	4,769,415
IPC Holdings Ltd.	176,300	4,536,199
Max Capital Group Ltd.	122,900	3,489,131
Stewart Information Services Corp.	6,420	219,757
United America Indemnity Ltd. Class A (a)	314,522	6,450,846
		38,018,376
Real Estate Investment Trusts - 3.9%
Alexandria Real Estate Equities, Inc.	73,500	7,219,905
AMB Property Corp. (SBI) (d)	162,900	8,242,740
Annaly Capital Management, Inc.	306,700	6,048,124
Digital Realty Trust, Inc.	162,100	5,791,833
MFA Mortgage Investments, Inc.	185,300	1,890,060
National Retail Properties, Inc.	411,400	9,347,008
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
ProLogis Trust	120,200	$ 7,133,870
Taubman Centers, Inc.	72,900	3,655,935
		49,329,475
Thrifts & Mortgage Finance - 1.3%
Downey Financial Corp. (d)	58,200	2,007,900
Encore Bancshares, Inc.	123,800	2,353,438
PFF Bancorp, Inc.	120,900	1,512,459
Washington Federal, Inc.	421,900	10,302,798
		16,176,595
TOTAL FINANCIALS		210,802,654
HEALTH CARE - 13.8%
Biotechnology - 2.1%
Alexion Pharmaceuticals, Inc. (a)	112,300	7,335,436
Indevus Pharmaceuticals, Inc. (a)	1,032,400	6,576,388
ONYX Pharmaceuticals, Inc. (a)	139,600	6,635,188
Theravance, Inc. (a)	255,800	5,046,934
		25,593,946
Health Care Equipment & Supplies - 3.5%
Hillenbrand Industries, Inc.	273,000	14,119,560
Masimo Corp.	175,000	6,245,750
Meridian Bioscience, Inc.	280,000	8,794,800
Quidel Corp. (a)	362,000	5,708,740
Zoll Medical Corp. (a)	351,840	9,380,054
		44,248,904
Health Care Providers & Services - 4.7%
Air Methods Corp. (a)	267,025	12,251,107
Emergency Medical Services Corp. Class A (a)(d)	280,700	8,637,139
Genoptix, Inc.	219,400	8,163,874
Healthways, Inc. (a)	312,500	17,593,750
Pediatrix Medical Group, Inc. (a)	162,800	11,085,052
Virtual Radiologic Corp.	88,600	1,341,404
		59,072,326
Health Care Technology - 0.9%
Omnicell, Inc. (a)	445,500	11,173,140
Life Sciences Tools & Services - 2.1%
Covance, Inc. (a)	78,500	6,528,060
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Pharmaceutical Product Development, Inc.	235,700	$ 10,219,952
QIAGEN NV (a)	455,500	9,292,200
		26,040,212
Pharmaceuticals - 0.5%
XenoPort, Inc. (a)(d)	105,000	6,442,800
TOTAL HEALTH CARE		172,571,328
INDUSTRIALS - 12.2%
Aerospace & Defense - 1.2%
BE Aerospace, Inc. (a)	101,300	3,911,193
LMI Aerospace, Inc. (a)	177,000	3,571,860
Spirit AeroSystems Holdings, Inc. Class A (a)	95,000	2,623,900
Triumph Group, Inc.	100,100	5,405,400
		15,512,353
Building Products - 0.3%
Lennox International, Inc.	101,500	3,771,740
Commercial Services & Supplies - 4.3%
Diamond Management & Technology Consultants, Inc.	845,322	3,930,747
eTelecare Global Solutions, Inc. ADR	1,362,000	11,713,200
First Advantage Corp. Class A (a)	3,300	53,592
Huron Consulting Group, Inc. (a)	156,100	11,211,102
InnerWorkings, Inc. (a)(d)	546,300	7,566,255
Navigant Consulting, Inc. (a)	565,000	6,689,600
Team, Inc. (a)	152,300	4,576,615
The Brink's Co.	49,620	3,008,461
Waste Services, Inc. (a)	471,300	4,458,498
		53,208,070
Construction & Engineering - 0.4%
URS Corp. (a)	121,400	5,329,460
Electrical Equipment - 1.0%
Acuity Brands, Inc.	129,400	5,888,994
GrafTech International Ltd. (a)	437,400	6,582,870
		12,471,864
Machinery - 2.4%
Astec Industries, Inc. (a)	194,000	5,988,780
CIRCOR International, Inc.	109,900	4,663,057
Columbus McKinnon Corp. (NY Shares) (a)	121,300	3,101,641
Flow International Corp. (a)	509,400	4,747,608
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Force Protection, Inc. (a)(d)	922,800	$ 3,774,252
Titan International, Inc. (d)	139,100	3,962,959
Titan Machinery, Inc.	161,182	2,656,279
TurboChef Technologies, Inc. (a)	61,400	629,350
		29,523,926
Road & Rail - 1.4%
J.B. Hunt Transport Services, Inc.	234,900	7,305,390
Knight Transportation, Inc. (d)	617,600	10,598,016
		17,903,406
Trading Companies & Distributors - 1.2%
Genesis Lease Ltd. ADR	133,500	2,683,350
H&E Equipment Services, Inc. (a)	115,100	1,911,811
Kaman Corp.	180,300	5,326,062
Rush Enterprises, Inc. Class A (a)	303,400	5,091,052
		15,012,275
TOTAL INDUSTRIALS		152,733,094
INFORMATION TECHNOLOGY - 18.9%
Communications Equipment - 4.1%
Airspan Networks, Inc. (a)	1,639,800	1,902,168
Arris Group, Inc. (a)	499,100	4,387,089
Aruba Networks, Inc.	482,300	4,562,558
Harris Corp.	73,100	3,997,839
NETGEAR, Inc. (a)(d)	424,009	11,304,080
ORBCOMM, Inc. (a)(d)	420,660	2,086,474
Plantronics, Inc.	262,300	5,009,930
Polycom, Inc. (a)	324,800	8,201,200
RADWARE Ltd. (a)	453,000	6,337,470
Starent Networks Corp.	310,100	3,832,836
		51,621,644
Computers & Peripherals - 0.2%
Cray, Inc. (a)	110,000	600,600
STEC, Inc. (a)	203,760	1,513,937
		2,114,537
Electronic Equipment & Instruments - 1.8%
Comverge, Inc.	277,000	5,163,280
Gerber Scientific, Inc. (a)	591,500	5,217,030
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
IPG Photonics Corp.	558,358	$ 9,994,608
Trimble Navigation Ltd. (a)	75,000	1,983,750
		22,358,668
Internet Software & Services - 4.0%
Digital River, Inc. (a)	102,200	3,832,500
DivX, Inc. (a)(d)	657,700	9,372,225
Equinix, Inc. (a)	25,270	1,908,643
j2 Global Communications, Inc. (a)(d)	706,330	15,475,690
SAVVIS, Inc. (a)	165,975	3,352,695
ValueClick, Inc. (a)	100,700	2,198,281
VistaPrint Ltd. (a)	369,858	13,762,416
		49,902,450
IT Services - 0.3%
Fidelity National Information Services, Inc.	103,100	4,376,595
Semiconductors & Semiconductor Equipment - 3.4%
Atheros Communications, Inc. (a)	162,000	4,424,220
California Micro Devices Corp. (a)(e)	1,283,624	4,633,883
Cirrus Logic, Inc. (a)	525,000	2,231,250
FormFactor, Inc. (a)	95,900	2,322,698
Hittite Microwave Corp. (a)	128,000	5,096,960
LTX Corp. (a)	581,929	1,571,208
MIPS Technologies, Inc. (a)	490,222	2,181,488
Monolithic Power Systems, Inc. (a)	115,000	1,798,600
Power Integrations, Inc. (a)	55,000	1,401,400
Sigma Designs, Inc. (a)	75,000	3,391,500
TriQuint Semiconductor, Inc. (a)	300,000	1,422,000
Varian Semiconductor Equipment Associates, Inc. (a)	183,900	5,923,419
Volterra Semiconductor Corp. (a)	80	734
Zoran Corp. (a)	552,500	6,519,500
		42,918,860
Software - 5.1%
Blackbaud, Inc.	720,748	19,943,099
CommVault Systems, Inc. (a)	303,300	5,647,446
Deltek, Inc.	250,000	3,250,000
Jack Henry & Associates, Inc.	394,100	9,686,978
OpenTV Corp. Class A (a)	784,900	926,182
Sonic Solutions, Inc. (a)(d)	497,600	4,458,496
SourceForge, Inc. (a)	1,711,000	3,028,470
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
THQ, Inc. (a)(d)	651,200	$ 11,728,112
Ultimate Software Group, Inc. (a)	180,000	4,869,000
		63,537,783
TOTAL INFORMATION TECHNOLOGY		236,830,537
MATERIALS - 5.1%
Chemicals - 1.6%
Airgas, Inc.	149,800	6,952,218
Hercules, Inc.	364,400	6,387,932
Rockwood Holdings, Inc. (a)	221,400	6,500,304
		19,840,454
Metals & Mining - 3.5%
Carpenter Technology Corp.	82,640	5,093,930
Compass Minerals International, Inc.	264,400	11,215,848
First Uranium Corp.	519,900	5,092,539
Haynes International, Inc. (a)(d)	75,300	3,326,754
Mount Gibson Iron Ltd. (a)	2,638,994	6,175,923
Randgold Resources Ltd. sponsored ADR	262,900	12,542,959
		43,447,953
TOTAL MATERIALS		63,288,407
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.8%
Cbeyond, Inc. (a)	133,380	4,500,241
Cincinnati Bell, Inc. (a)	938,610	3,641,807
Iowa Telecommunication Services, Inc.	118,270	1,823,723
		9,965,771
Wireless Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	97,430	2,884,902
TOTAL TELECOMMUNICATION SERVICES		12,850,673
UTILITIES - 2.5%
Electric Utilities - 1.7%
Great Plains Energy, Inc.	244,700	6,822,236
ITC Holdings Corp.	140,750	7,437,230
Westar Energy, Inc.	292,700	7,130,172
		21,389,638
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.8%
CMS Energy Corp.	398,700	$ 6,247,629
OGE Energy Corp.	125,800	4,117,434
		10,365,063
TOTAL UTILITIES		31,754,701
TOTAL COMMON STOCKS (Cost $1,287,755,658)		1,186,699,983
U.S. Treasury Obligations - 0.2%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 2.7% to 3.1% 2/28/08 to 3/6/08 (f) (Cost $2,333,430)	$ 2,340,000	2,336,389
Money Market Funds - 11.0%
	Shares
Fidelity Cash Central Fund, 3.79% (b)	58,581,602	58,581,602
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	79,385,675	79,385,675
TOTAL MONEY MARKET FUNDS (Cost $137,967,277)		137,967,277
TOTAL INVESTMENT PORTFOLIO - 105.9% (Cost $1,428,056,365)		1,327,003,649
NET OTHER ASSETS - (5.9)%		(74,275,460)
NET ASSETS - 100%		$ 1,252,728,189
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
374 Mini-Russell 2000 Index Contracts	March 2008	$ 26,741,000	$ (794,055)

The face value of futures purchased as a percentage of net assets - 2.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,091,736.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,060,474
Fidelity Securities Lending Cash Central Fund	470,518
Total	$ 1,530,992
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
California Micro Devices Corp.	$ 5,410,465	$ 555,266	$ 241,212	$ -	$ 4,633,883
Goldleaf Financial Solutions, Inc.	4,599,644	-	1,466,930	-	-
Intervest Bancshares Corp. Class A	6,298,944	2,766,977	18,647	-	5,791,237
Total	$ 16,309,053	$ 3,322,243	$ 1,726,789	$ -	$ 10,425,120
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.9%
Bermuda	4.3%
United Kingdom	1.0%
Others (individually less than 1%)	5.8%
100.0%
Income Tax Information
At July 31, 2007, the fund had a capital loss carryforward of approximately $4,033,651 all of which will expire on July 31, 2015.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $77,227,569) - See accompanying schedule: Unaffiliated issuers (cost $1,274,583,425)	$ 1,178,611,252
Fidelity Central Funds (cost $137,967,277)	137,967,277
Other affiliated issuers (cost $15,505,663)	10,425,120
Total Investments (cost $1,428,056,365)		$ 1,327,003,649
Foreign currency held at value (cost $25,405)		24,725
Receivable for investments sold		30,460,239
Receivable for fund shares sold		4,245,423
Dividends receivable		151,772
Distributions receivable from Fidelity Central Funds		297,744
Receivable for daily variation on futures contracts		864,177
Prepaid expenses		3,331
Other receivables		14,252
Total assets		1,363,065,312

Liabilities
Payable to custodian bank	$ 54,270
Payable for investments purchased	29,460,184
Payable for fund shares redeemed	413,340
Accrued management fee	701,315
Other affiliated payables	254,219
Other payables and accrued expenses	68,120
Collateral on securities loaned, at value	79,385,675
Total liabilities		110,337,123

Net Assets		$ 1,252,728,189
Net Assets consist of:
Paid in capital		$ 1,462,844,582
Distributions in excess of net investment income		(998,915)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(107,270,370)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(101,847,108)
Net Assets, for 146,680,218 shares outstanding		$ 1,252,728,189
Net Asset Value, offering price and redemption price per share ($1,253,100,869 ÷ 146,680,218 shares)		$ 8.54

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended January 31, 2008 (Unaudited)

Investment Income
Dividends		$ 4,373,055
Interest		46,821
Income from Fidelity Central Funds (including $470,518 from security lending)		1,530,992
Total income		5,950,868

Expenses
Management fee	$ 4,018,952
Transfer agent fees	1,286,722
Accounting and security lending fees	189,843
Custodian fees and expenses	38,330
Independent trustees' compensation	2,170
Audit	27,950
Legal	2,519
Miscellaneous	31,127
Total expenses before reductions	5,597,613
Expense reductions	(71,855)	5,525,758
Net investment income (loss)		425,110
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(93,429,895)
Other affiliated issuers	(4,246,938)
Foreign currency transactions	(35,540)
Futures contracts	(4,607,647)
Total net realized gain (loss)		(102,320,020)
Change in net unrealized appreciation (depreciation) on: Investment securities	(37,616,463)
Assets and liabilities in foreign currencies	(320)
Futures contracts	(171,666)
Total change in net unrealized appreciation (depreciation)		(37,788,449)
Net gain (loss)		(140,108,469)
Net increase (decrease) in net assets resulting from operations		$ (139,683,359)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2008 (Unaudited)	For the period March 22, 2007 (commencement of operations) to July, 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 425,110	$ 472,408
Net realized gain (loss)	(102,320,020)	(2,785,788)
Change in net unrealized appreciation (depreciation)	(37,788,449)	(64,058,659)
Net increase (decrease) in net assets resulting from operations	(139,683,359)	(66,372,039)
Distributions to shareholders from net investment income	(1,830,941)	-
Distributions to shareholders from net realized gain	(2,229,984)	-
Total distributions	(4,060,925)	-
Share transactions Proceeds from sales of shares	445,341,950	1,051,452,555
Reinvestment of distributions	4,060,924	-
Cost of shares redeemed	(37,400,902)	(614,291)
Net increase (decrease) in net assets resulting from share transactions	412,001,972	1,050,838,264
Redemption fees	132	4,144
Total increase (decrease) in net assets	268,257,820	984,470,369

Net Assets
Beginning of period	984,470,369	-
End of period (including distributions in excess of net investment income of $998,915 and undistributed net investment income of $406,930, respectively)	$ 1,252,728,189	$ 984,470,369
Other Information Shares
Sold	48,025,061	102,120,347
Issued in reinvestment of distributions	436,164	-
Redeemed	(3,841,842)	(59,512)
Net increase (decrease)	44,619,383	102,060,835

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.65	$ 10.00
Income from Investment Operations
Net investment income (loss) D	-	.01
Net realized and unrealized gain (loss)	(1.07)	(.36)
Total from investment operations	(1.07)	(.35)
Distributions from net investment income	(.02)	-
Distributions from net realized gain	(.02)	-
Total distributions	(.04)	-
Redemption fees added to paid in capital	-	- I
Net asset value, end of period	$ 8.54	$ 9.65
Total Return B,C	(11.17)%	(3.50)%
Ratios to Average Net Assets E,H
Expenses before reductions	.98% A	1.00% A
Expenses net of fee waivers, if any	.98% A	1.00% A
Expenses net of all reductions	.97% A	.98% A
Net investment income (loss)	.07% A	.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,252,728	$ 984,470
Portfolio turnover rate F	155% A	176% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 22, 2007 (commencement of operations) to July 31, 2007.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2008 (Unaudited)

1. Organization.

Fidelity Small Cap Opportunities Fund (the Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Effective with the beginning of the Fund's fiscal year the Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards, losses deferred due to wash sales, and futures transactions.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 63,676,690
Unrealized depreciation	(171,028,165)
Net unrealized appreciation (depreciation)	$ (107,351,475)
Cost for federal income tax purposes	$ 1,434,355,124

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

4. Operating Policies - continued

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities depositied to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,250,329,042 and $857,802,761, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. The Fund's performance adjustment will not take effect until March 1, 2008. Subsequent months will be added until the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

performance period includes 36 months. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annualized rate of .23% of average net assets. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the Fund's transfer agent.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $26,500 for the period.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

Semiannual Report

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $9,975 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $4,476 and $57,404, respectively.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affilitate were the owners of record of substantially of the outstanding shares of the Fund.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SMO-SANN-0308
1.839810.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®
Small Cap Value
Fund

Semiannual Report

January 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting results") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks got off to a poor start in 2008, while investment-grade bonds and money markets showed positive returns, once again underscoring the importance of a diversified portfolio. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 to January 31, 2008).

Actual Expenses
The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Class A
Actual	$ 1,000.00	$ 915.90	$ 6.74
Hypothetical A	$ 1,000.00	$ 1,018.10	$ 7.10
Class T
Actual	$ 1,000.00	$ 914.60	$ 7.94
Hypothetical A	$ 1,000.00	$ 1,016.84	$ 8.36
Class B
Actual	$ 1,000.00	$ 911.90	$ 10.33
Hypothetical A	$ 1,000.00	$ 1,014.33	$ 10.89
Class C
Actual	$ 1,000.00	$ 911.90	$ 10.33
Hypothetical A	$ 1,000.00	$ 1,014.33	$ 10.89
Small Cap Value
Actual	$ 1,000.00	$ 916.60	$ 5.59
Hypothetical A	$ 1,000.00	$ 1,019.30	$ 5.89
Institutional Class
Actual	$ 1,000.00	$ 916.70	$ 5.54
Hypothetical A	$ 1,000.00	$ 1,019.36	$ 5.84

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.40%
Class T	1.65%
Class B	2.15%
Class C	2.15%
Small Cap Value	1.16%
Institutional Class	1.15%

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Tesoro Corp.	2.6	3.2
Carpenter Technology Corp.	2.3	2.4
Superior Energy Services, Inc.	1.9	0.8
Shaw Group, Inc.	1.9	1.6
MFA Mortgage Investments, Inc.	1.6	0.0
FTI Consulting, Inc.	1.6	1.1
Yamana Gold, Inc.	1.5	0.0
Southwestern Energy Co.	1.4	0.9
Telvent GIT SA	1.4	1.6
National Financial Partners Corp.	1.4	1.5
	17.6
Top Five Market Sectors as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.6	23.1
Industrials	14.0	17.0
Information Technology	13.5	17.1
Energy	12.5	10.6
Consumer Discretionary	11.3	11.9
Asset Allocation (% of fund's net assets)
As of January 31, 2008 *		As of July 31, 2007 **
	Stocks 95.7%		Stocks 98.1%
	Short-Term Investments and Net Other Assets 4.3%		Short-Term Investments and Net Other Assets 1.9%
* Foreign investments	8.1%	** Foreign investments	7.6%

Semiannual Report

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
CONSUMER DISCRETIONARY - 11.3%
Auto Components - 0.9%
Aftermarket Technology Corp. (a)	445,000	$ 11,307,450
Hotels, Restaurants & Leisure - 1.2%
Pinnacle Entertainment, Inc. (a)(d)	349,999	6,387,482
Red Robin Gourmet Burgers, Inc. (a)	130,000	4,534,400
Wyndham Worldwide Corp.	175,000	4,123,000
		15,044,882
Household Durables - 2.1%
Ethan Allen Interiors, Inc. (d)	210,300	6,508,785
Jarden Corp. (a)(d)	669,600	16,766,784
Ryland Group, Inc.	80,000	2,696,800
		25,972,369
Leisure Equipment & Products - 1.7%
Arctic Cat, Inc.	190,000	1,757,500
Brunswick Corp.	110,300	2,094,597
Callaway Golf Co.	325,000	5,824,000
MarineMax, Inc. (a)	30,000	464,100
RC2 Corp. (a)	614,555	11,541,343
		21,681,540
Media - 0.8%
Charter Communications, Inc. Class A (a)	1,250,000	1,462,500
Sinclair Broadcast Group, Inc. Class A	1,030,500	9,274,500
		10,737,000
Specialty Retail - 3.3%
Advance Auto Parts, Inc.	300,000	10,704,000
Asbury Automotive Group, Inc.	385,000	5,459,300
Build-A-Bear Workshop, Inc. (a)	84,063	1,145,779
Collective Brands, Inc. (a)	275,000	4,845,500
Gymboree Corp. (a)	165,000	6,306,300
Lithia Motors, Inc. Class A (sub. vtg.) (d)	54,000	825,660
Select Comfort Corp. (a)(d)	665,000	5,226,900
Shoe Carnival, Inc. (a)	75,258	1,112,313
The Men's Wearhouse, Inc.	225,000	5,735,250
		41,361,002
Textiles, Apparel & Luxury Goods - 1.3%
FGX International Ltd.	119,658	1,208,546
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	505,000	10,110,100
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Steven Madden Ltd. (a)	190,000	$ 3,243,300
Warnaco Group, Inc. (a)	70,000	2,512,300
		17,074,246
TOTAL CONSUMER DISCRETIONARY		143,178,489
CONSUMER STAPLES - 4.2%
Food & Staples Retailing - 1.6%
The Great Atlantic & Pacific Tea Co. (a)(d)	235,000	7,019,450
The Pantry, Inc. (a)(d)	471,000	13,687,260
		20,706,710
Food Products - 2.1%
Chiquita Brands International, Inc. (a)	171,000	3,194,280
Corn Products International, Inc.	360,000	12,168,000
Diamond Foods, Inc.	165,400	3,137,638
Hain Celestial Group, Inc. (a)	140,000	3,780,000
Lighthouse Caledonia ASA (d)	60,817	46,659
Marine Harvest ASA (a)	7,155,000	3,854,049
		26,180,626
Personal Products - 0.5%
Bare Escentuals, Inc. (a)	75,000	1,788,000
Physicians Formula Holdings, Inc. (a)	128,100	1,214,388
Prestige Brands Holdings, Inc. (a)	469,674	3,508,465
		6,510,853
TOTAL CONSUMER STAPLES		53,398,189
ENERGY - 12.5%
Energy Equipment & Services - 3.4%
Exterran Holdings, Inc. (a)	85,000	5,545,400
Hornbeck Offshore Services, Inc. (a)	106,617	4,123,946
NATCO Group, Inc. Class A (a)	64,219	2,939,946
Oil States International, Inc. (a)	189,760	6,652,986
Superior Energy Services, Inc. (a)	590,000	23,653,100
		42,915,378
Oil, Gas & Consumable Fuels - 9.1%
Alpha Natural Resources, Inc. (a)	114,600	3,834,516
Cabot Oil & Gas Corp.	320,000	12,380,800
Forest Oil Corp. (a)	260,300	11,770,766
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Mariner Energy, Inc. (a)	590,000	$ 14,785,400
Petrohawk Energy Corp. (a)	790,000	12,442,500
Petroleum Development Corp. (a)	127,622	7,338,265
Southwestern Energy Co. (a)	320,000	17,891,200
Tesoro Corp.	857,600	33,489,278
Western Refining, Inc.	80,000	1,708,000
		115,640,725
TOTAL ENERGY		158,556,103
FINANCIALS - 23.6%
Capital Markets - 2.1%
American Capital Strategies Ltd. (d)	98,700	3,471,279
KBW, Inc. (a)(d)	395,000	11,735,450
MF Global Ltd.	185,000	5,559,250
TradeStation Group, Inc. (a)	508,300	5,540,470
		26,306,449
Commercial Banks - 4.1%
Boston Private Financial Holdings, Inc. (d)	655,200	14,958,216
Center Financial Corp., California	224,052	2,594,522
East West Bancorp, Inc.	28,800	692,928
First State Bancorp.	483,500	6,072,760
Investors Bancorp, Inc. (a)(d)	190,000	2,897,500
South Financial Group, Inc.	370,000	6,393,600
Sterling Bancshares, Inc.	235,000	2,357,050
UMB Financial Corp.	215,000	9,057,950
Wintrust Financial Corp.	191,260	7,275,530
		52,300,056
Consumer Finance - 0.3%
Advanta Corp. Class B	97,500	974,025
Dollar Financial Corp. (a)	135,000	3,399,300
		4,373,325
Diversified Financial Services - 0.7%
Interactive Brokers Group, Inc.	135,000	4,699,350
MarketAxess Holdings, Inc. (a)	400,000	3,780,000
		8,479,350
Insurance - 10.2%
American Equity Investment Life Holding Co.	1,289,506	10,664,215
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Aspen Insurance Holdings Ltd.	360,200	$ 10,164,844
Delphi Financial Group, Inc. Class A	277,850	8,718,933
HCC Insurance Holdings, Inc.	390,920	10,891,031
Infinity Property & Casualty Corp.	235,000	9,369,450
IPC Holdings Ltd.	573,740	14,762,330
Max Capital Group Ltd.	175,000	4,968,250
National Financial Partners Corp. (d)	471,300	17,013,930
Navigators Group, Inc. (a)	104,862	6,053,683
PartnerRe Ltd.	50,000	3,964,000
Platinum Underwriters Holdings Ltd.	329,700	11,127,375
United America Indemnity Ltd. Class A (a)	142,922	2,931,330
Willis Group Holdings Ltd.	195,000	6,871,800
Zenith National Insurance Corp.	294,000	11,707,080
		129,208,251
Real Estate Investment Trusts - 3.0%
Annaly Capital Management, Inc.	577,000	11,378,440
Chimera Investment Corp.	259,400	4,967,510
Developers Diversified Realty Corp.	30,000	1,234,500
MFA Mortgage Investments, Inc.	2,028,800	20,693,760
		38,274,210
Real Estate Management & Development - 1.2%
Jones Lang LaSalle, Inc. (d)	193,000	15,015,400
Thrifts & Mortgage Finance - 2.0%
Downey Financial Corp. (d)	65,000	2,242,500
Farmer Mac Class C (non-vtg.)	115,000	3,164,800
FirstFed Financial Corp. (a)(d)	100,000	4,195,000
Home Federal Bancorp, Inc.	270,300	2,878,695
Meridian Interstate Bancorp, Inc. (a)(d)	191,100	1,834,560
United Financial Bancorp, Inc.	194,600	2,169,790
Washington Federal, Inc.	305,000	7,448,100
Westfield Financial, Inc.	125,000	1,280,000
		25,213,445
TOTAL FINANCIALS		299,170,486
HEALTH CARE - 5.0%
Biotechnology - 0.5%
Theravance, Inc. (a)	300,000	5,919,000
Health Care Equipment & Supplies - 0.3%
Zoll Medical Corp. (a)	133,200	3,551,112
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 2.7%
Air Methods Corp. (a)	209,167	$ 9,596,582
AMERIGROUP Corp. (a)	245,000	9,192,400
Owens & Minor, Inc.	75,000	3,099,000
Pediatrix Medical Group, Inc. (a)	110,000	7,489,900
ResCare, Inc. (a)	75,000	1,677,750
Universal American Financial Corp. (a)	150,000	3,139,500
		34,195,132
Life Sciences Tools & Services - 1.3%
Kendle International, Inc. (a)	100,000	4,239,000
PerkinElmer, Inc.	100,000	2,489,000
Pharmaceutical Product Development, Inc.	220,000	9,539,200
		16,267,200
Pharmaceuticals - 0.2%
Perrigo Co.	100,000	3,084,000
TOTAL HEALTH CARE		63,016,444
INDUSTRIALS - 14.0%
Aerospace & Defense - 2.1%
AAR Corp. (a)	182,300	5,370,558
DRS Technologies, Inc.	144,000	7,728,480
Hexcel Corp. (a)	250,200	5,461,866
Orbital Sciences Corp. (a)	325,000	7,572,500
		26,133,404
Air Freight & Logistics - 1.1%
Hub Group, Inc. Class A (a)	220,000	6,408,600
Park-Ohio Holdings Corp. (a)	356,646	7,974,605
		14,383,205
Airlines - 0.3%
AirTran Holdings, Inc. (a)(d)	440,000	3,797,200
Commercial Services & Supplies - 2.3%
FTI Consulting, Inc. (a)(d)	360,000	19,911,600
Interface, Inc. Class A	148,590	2,371,496
Navigant Consulting, Inc. (a)	125,000	1,480,000
Team, Inc. (a)	176,256	5,296,493
		29,059,589
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 3.1%
Shaw Group, Inc. (a)(d)	418,000	$ 23,617,000
URS Corp. (a)	351,576	15,434,186
		39,051,186
Electrical Equipment - 1.2%
Belden, Inc.	345,000	14,593,500
Machinery - 2.1%
Accuride Corp. (a)	921,000	5,774,670
AGCO Corp. (a)	65,000	3,914,300
Astec Industries, Inc. (a)	195,000	6,019,650
Commercial Vehicle Group, Inc. (a)	200,000	2,000,000
Flow International Corp. (a)	215,000	2,003,800
Force Protection, Inc. (a)(d)	910,000	3,721,900
Manitowoc Co., Inc.	89,940	3,428,513
Titan Machinery, Inc.	20,000	329,600
		27,192,433
Road & Rail - 0.9%
J.B. Hunt Transport Services, Inc. (d)	265,000	8,241,500
YRC Worldwide, Inc. (a)(d)	195,000	3,570,450
		11,811,950
Trading Companies & Distributors - 0.9%
Kaman Corp.	223,822	6,611,702
Rush Enterprises, Inc.:
Class A (a)	247,500	4,153,050
Class B (a)	25,000	392,500
		11,157,252
TOTAL INDUSTRIALS		177,179,719
INFORMATION TECHNOLOGY - 13.5%
Communications Equipment - 2.1%
Arris Group, Inc. (a)(d)	1,735,000	15,250,650
Polycom, Inc. (a)	470,000	11,867,500
		27,118,150
Computers & Peripherals - 0.2%
Data Domain, Inc. (d)	60,000	1,352,400
Quantum Corp. (a)	725,000	1,667,500
		3,019,900
Electronic Equipment & Instruments - 3.9%
Amphenol Corp. Class A	40,000	1,597,600
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Ingram Micro, Inc. Class A (a)	762,700	$ 13,560,806
Insight Enterprises, Inc. (a)	710,600	12,272,062
Itron, Inc. (a)	60,000	4,944,000
Mettler-Toledo International, Inc. (a)	98,700	9,800,910
Vishay Intertechnology, Inc. (a)	677,491	7,106,881
		49,282,259
Internet Software & Services - 0.7%
j2 Global Communications, Inc. (a)	430,800	9,438,828
IT Services - 2.3%
CACI International, Inc. Class A (a)	60,000	2,615,400
ManTech International Corp. Class A (a)	105,000	4,294,500
Ness Technologies, Inc. (a)	215,200	1,977,688
Telvent GIT SA	856,000	17,376,800
VeriFone Holdings, Inc. (a)(d)	140,000	2,739,800
		29,004,188
Semiconductors & Semiconductor Equipment - 1.9%
Entegris, Inc. (a)	500,000	3,850,000
FormFactor, Inc. (a)	55,000	1,332,100
MKS Instruments, Inc. (a)	208,900	3,885,540
Pericom Semiconductor Corp. (a)	80,000	1,084,800
Skyworks Solutions, Inc. (a)	300,000	2,415,000
TriQuint Semiconductor, Inc. (a)	600,000	2,844,000
Zoran Corp. (a)	755,000	8,909,000
		24,320,440
Software - 2.4%
Blackbaud, Inc.	265,000	7,332,550
Quest Software, Inc. (a)	790,000	11,810,500
THQ, Inc. (a)	590,000	10,625,900
		29,768,950
TOTAL INFORMATION TECHNOLOGY		171,952,715
MATERIALS - 7.7%
Chemicals - 2.3%
Airgas, Inc.	170,000	7,889,700
CF Industries Holdings, Inc.	140,000	14,970,200
H.B. Fuller Co.	205,000	4,255,800
Tronox, Inc. Class A	350,000	2,555,000
		29,670,700
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.2%
Smurfit-Stone Container Corp. (a)	240,000	$ 2,277,600
Metals & Mining - 5.2%
Carpenter Technology Corp.	480,000	29,587,200
Compass Minerals International, Inc. (d)	356,466	15,121,288
Titanium Metals Corp.	120,000	2,608,800
Yamana Gold, Inc.	1,107,474	18,374,214
		65,691,502
TOTAL MATERIALS		97,639,802
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
Cincinnati Bell, Inc. (a)	500,000	1,940,000
Level 3 Communications, Inc. (a)	800,000	2,752,000
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	230,000	4,020,400
		8,712,400
UTILITIES - 3.2%
Electric Utilities - 1.2%
ITC Holdings Corp. (d)	189,000	9,986,760
Westar Energy, Inc.	200,000	4,872,000
		14,858,760
Independent Power Producers & Energy Traders - 0.9%
Dynegy, Inc. Class A (a)	705,000	4,949,100
NRG Energy, Inc. (a)	168,000	6,483,120
		11,432,220
Multi-Utilities - 1.1%
CMS Energy Corp.	892,500	13,985,475
TOTAL UTILITIES		40,276,455
TOTAL COMMON STOCKS (Cost $1,224,387,430)		1,213,080,802
Money Market Funds - 11.9%
	Shares	Value
Fidelity Cash Central Fund, 3.79% (b)	55,087,550	$ 55,087,550
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	95,440,430	95,440,430
TOTAL MONEY MARKET FUNDS (Cost $150,527,980)		150,527,980
TOTAL INVESTMENT PORTFOLIO - 107.6% (Cost $1,374,915,410)		1,363,608,782
NET OTHER ASSETS - (7.6)%		(96,246,400)
NET ASSETS - 100%		$ 1,267,362,382
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,069,997
Fidelity Securities Lending Cash Central Fund	527,171
Total	$ 1,597,168

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $96,848,669) - See accompanying schedule: Unaffiliated issuers (cost $1,224,387,430)	$ 1,213,080,802
Fidelity Central Funds (cost $150,527,980)	150,527,980
Total Investments (cost $1,374,915,410)		$ 1,363,608,782
Receivable for investments sold		7,985,390
Receivable for fund shares sold		3,012,143
Dividends receivable		302,418
Distributions receivable from Fidelity Central Funds		376,852
Prepaid expenses		3,991
Receivable from investment adviser for expense reductions		9,994
Other receivables		1,670
Total assets		1,375,301,240

Liabilities
Payable for investments purchased	$ 8,962,609
Payable for fund shares redeemed	2,169,504
Accrued management fee	919,002
Distribution fees payable	59,043
Other affiliated payables	321,337
Other payables and accrued expenses	66,933
Collateral on securities loaned, at value	95,440,430
Total liabilities		107,938,858

Net Assets		$ 1,267,362,382
Net Assets consist of:
Paid in capital		$ 1,264,762,568
Accumulated net investment loss		(779,787)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		14,686,229
Net unrealized appreciation (depreciation) on investments		(11,306,628)
Net Assets		$ 1,267,362,382

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2008 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($56,040,775 ÷ 4,435,076 shares)	$ 12.64

Maximum offering price per share (100/94.25 of $12.64)	$ 13.41
Class T: Net Asset Value and redemption price per share ($37,484,784 ÷ 2,982,081 shares)	$ 12.57

Maximum offering price per share (100/96.50 of $12.57)	$ 13.03
Class B: Net Asset Value and offering price per share ($9,680,939 ÷ 777,544 shares)A	$ 12.45

Class C: Net Asset Value and offering price per share ($26,598,322 ÷ 2,136,002 shares)A	$ 12.45

Small Cap Value: Net Asset Value, offering price and redemption price per share ($1,126,876,065 ÷ 88,662,088 shares)	$ 12.71

Institutional Class: Net Asset Value, offering price and redemption price per share ($10,681,497 ÷ 840,546 shares)	$ 12.71

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended January 31, 2008 (Unaudited)
Investment Income
Dividends		$ 5,828,806
Interest		2,368
Income from Fidelity Central Funds (including $527,171 from security lending)		1,597,168
Total income		7,428,342

Expenses
Management fee Basic fee	$ 4,783,096
Performance adjustment	971,305
Transfer agent fees	1,733,442
Distribution fees	410,742
Accounting and security lending fees	223,101
Custodian fees and expenses	20,218
Independent trustees' compensation	2,839
Registration fees	70,480
Audit	30,595
Legal	3,797
Miscellaneous	40,960
Total expenses before reductions	8,290,575
Expense reductions	(82,446)	8,208,129
Net investment income (loss)		(779,787)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	30,130,520
Foreign currency transactions	91,090
Total net realized gain (loss)		30,221,610
Change in net unrealized appreciation (depreciation) on investment securities		(145,320,911)
Net gain (loss)		(115,099,301)
Net increase (decrease) in net assets resulting from operations		$ (115,879,088)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2008 (Unaudited)	Year ended July 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (779,787)	$ (2,821,365)
Net realized gain (loss)	30,221,610	58,301,578
Change in net unrealized appreciation (depreciation)	(145,320,911)	108,216,572
Net increase (decrease) in net assets resulting from operations	(115,879,088)	163,696,785
Distributions to shareholders from net realized gain	(53,457,458)	(55,419,267)
Share transactions - net increase (decrease)	32,092,403	206,517,786
Redemption fees	98,489	174,668
Total increase (decrease) in net assets	(137,145,654)	314,969,972

Net Assets
Beginning of period	1,404,508,036	1,089,538,064
End of period (including accumulated net investment loss of $779,787 and $0, respectively)	$ 1,267,362,382	$ 1,404,508,036

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.34	$ 13.17	$ 12.80	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.06)	(.03)	(.04)
Net realized and unrealized gain (loss)	(1.15)	1.90	.74	2.84
Total from investment operations	(1.17)	1.84	.71	2.80
Distributions from net investment income	-	-	-	(.01)
Distributions from net realized gain	(.53)	(.67)	(.35)	-
Total distributions	(.53)	(.67)	(.35)	(.01)
Redemption fees added to paid in capital E	- J	- J	.01	.01
Net asset value, end of period	$ 12.64	$ 14.34	$ 13.17	$ 12.80
Total Return B, C, D	(8.41)%	14.59%	5.72%	28.06%
Ratios to Average Net Assets F, I
Expenses before reductions	1.46% A	1.45%	1.51%	1.46% A
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.44% A
Expenses net of all reductions	1.40% A	1.40%	1.36%	1.38% A
Net investment income (loss)	(.30)% A	(.44)%	(.24)%	(.46)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,041	$ 61,357	$ 39,931	$ 9,390
Portfolio turnover rate G	65% A	67%	93%	60% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 3, 2004 (commencement of operations) to July 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.28	$ 13.13	$ 12.78	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.10)	(.07)	(.06)
Net realized and unrealized gain (loss)	(1.14)	1.90	.74	2.83
Total from investment operations	(1.18)	1.80	.67	2.77
Distributions from net realized gain	(.53)	(.65)	(.33)	-
Redemption fees added to paid in capital E	- J	- J	.01	.01
Net asset value, end of period	$ 12.57	$ 14.28	$ 13.13	$ 12.78
Total Return B, C, D	(8.54)%	14.34%	5.47%	27.80%
Ratios to Average Net Assets F, I
Expenses before reductions	1.71% A	1.66%	1.67%	1.72% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.68% A
Expenses net of all reductions	1.65% A	1.65%	1.61%	1.62% A
Net investment income (loss)	(.56)% A	(.69)%	(.49)%	(.70)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,485	$ 51,518	$ 45,460	$ 12,725
Portfolio turnover rate G	65% A	67%	93%	60% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 3, 2004 (commencement of operations) to July 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.19	$ 13.07	$ 12.73	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.07)	(.17)	(.13)	(.10)
Net realized and unrealized gain (loss)	(1.14)	1.90	.74	2.82
Total from investment operations	(1.21)	1.73	.61	2.72
Distributions from net realized gain	(.53)	(.61)	(.28)	-
Redemption fees added to paid in capital E	- J	- J	.01	.01
Net asset value, end of period	$ 12.45	$ 14.19	$ 13.07	$ 12.73
Total Return B, C, D	(8.81)%	13.78%	4.97%	27.30%
Ratios to Average Net Assets F, I
Expenses before reductions	2.21% A	2.20%	2.26%	2.24% A
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.19% A
Expenses net of all reductions	2.15% A	2.15%	2.11%	2.13% A
Net investment income (loss)	(1.06)% A	(1.19)%	(.99)%	(1.21)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,681	$ 12,075	$ 10,214	$ 3,931
Portfolio turnover rate G	65% A	67%	93%	60% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 3, 2004 (commencement of operations) to July 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.19	$ 13.07	$ 12.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.07)	(.17)	(.13)	(.10)
Net realized and unrealized gain (loss)	(1.14)	1.90	.74	2.83
Total from investment operations	(1.21)	1.73	.61	2.73
Distributions from net realized gain	(.53)	(.61)	(.29)	-
Redemption fees added to paid in capital E	- J	- J	.01	.01
Net asset value, end of period	$ 12.45	$ 14.19	$ 13.07	$ 12.74
Total Return B, C, D	(8.81)%	13.77%	4.92%	27.40%
Ratios to Average Net Assets F, I
Expenses before reductions	2.21% A	2.20%	2.22%	2.17% A
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.17% A
Expenses net of all reductions	2.15% A	2.15%	2.11%	2.11% A
Net investment income (loss)	(1.06)% A	(1.19)%	(.99)%	(1.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,598	$ 34,155	$ 26,791	$ 11,732
Portfolio turnover rate G	65% A	67%	93%	60% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 3, 2004 (commencement of operations) to July 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Value

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.43	$ 13.22	$ 12.83	$ 10.00
Income from Investment Operations
Net investment income (loss) D	- I	(.02)	.01	(.01)
Net realized and unrealized gain (loss)	(1.16)	1.91	.74	2.84
Total from investment operations	(1.16)	1.89	.75	2.83
Distributions from net investment income	-	-	(.01)	(.01)
Distributions from net realized gain	(.56)	(.68)	(.36)	-
Total distributions	(.56)	(.68)	(.37)	(.01)
Redemption fees added to paid in capital D	- I	- I	.01	.01
Net asset value, end of period	$ 12.71	$ 14.43	$ 13.22	$ 12.83
Total Return B, C	(8.34)%	14.96%	6.07%	28.36%
Ratios to Average Net Assets E, H
Expenses before reductions	1.16% A	1.11%	1.09%	1.05% A
Expenses net of fee waivers, if any	1.16% A	1.11%	1.09%	1.05% A
Expenses net of all reductions	1.15% A	1.11%	1.06%	.99% A
Net investment income (loss)	(.05)% A	(.15)%	.06%	(.08)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,126,876	$ 1,233,808	$ 957,720	$ 582,689
Portfolio turnover rate F	65% A	67%	93%	60% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 3, 2004 (commencement of operations) to July 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.43	$ 13.22	$ 12.83	$ 10.00
Income from Investment Operations
Net investment income (loss) D	- I	(.02)	.01	(.01)
Net realized and unrealized gain (loss)	(1.16)	1.91	.74	2.84
Total from investment operations	(1.16)	1.89	.75	2.83
Distributions from net investment income	-	-	(.01)	(.01)
Distributions from net realized gain	(.56)	(.68)	(.36)	-
Total distributions	(.56)	(.68)	(.37)	(.01)
Redemption fees added to paid in capital D	- I	- I	.01	.01
Net asset value, end of period	$ 12.71	$ 14.43	$ 13.22	$ 12.83
Total Return B, C	(8.33)%	14.99%	6.08%	28.36%
Ratios to Average Net Assets E, H
Expenses before reductions	1.15% A	1.10%	1.08%	1.07% A
Expenses net of fee waivers, if any	1.15% A	1.10%	1.08%	1.07% A
Expenses net of all reductions	1.15% A	1.10%	1.05%	1.01% A
Net investment income (loss)	(.05)% A	(.13)%	.08%	(.10)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,681	$ 11,594	$ 9,422	$ 3,761
Portfolio turnover rate F	65% A	67%	93%	60% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 3, 2004 (commencement of operations) to July 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2008 (Unaudited)

1. Organization.

Fidelity Small Cap Value Fund (the Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Small Cap Value and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Effective with the beginning of the Fund's fiscal year, the Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 166,044,860
Unrealized depreciation	(178,526,118)
Net unrealized appreciation (depreciation)	$ (12,481,258)
Cost for federal income tax purposes	$ 1,376,090,040

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Repurchase Agreements - continued

segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $428,542,771 and $477,603,433, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Small Cap Value as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .85% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 77,135	$ 9,140
Class T	.25%	.25%	115,376	-
Class B	.75%	.25%	56,978	42,734
Class C	.75%	.25%	161,253	34,454
			$ 410,742	$ 86,328

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 28,666
Class T	5,751
Class B*	9,111
Class C*	1,258
$ 44,786

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008 Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the transfer agent for Small Cap Value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 94,193.30
Class T	70,252.30
Class B	17,520.31
Class C	49,267.30
Small Cap Value	1,488,552.25
Institutional Class	13,658.24
	$ 1,733,442

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8,865 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,869 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

Semiannual Report

8. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.40%	$ 18,399
Class T	1.65%	12,738
Class B	2.15%	3,326
Class C	2.15%	8,943
		$ 43,406

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,175 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses.

During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 347
Small Cap Value	37,389
Institutional Class	129
$ 37,865

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2008	Year ended July 31, 2007
From net realized gain
Class A	$ 2,334,230	$ 2,137,128
Class T	1,800,458	2,317,701
Class B	442,697	493,632
Class C	1,258,476	1,276,323
Small Cap Value	47,176,108	48,691,674
Institutional Class	445,489	502,809
Total	$ 53,457,458	$ 55,419,267

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2008	Year ended July 31, 2007	Six months ended January 31, 2008	Year ended July 31, 2007
Class A
Shares sold	1,037,790	2,083,427	$ 14,370,246	$ 29,477,855
Reinvestment of distributions	158,451	153,067	2,181,136	1,967,811
Shares redeemed	(1,039,685)	(990,255)	(14,135,562)	(13,986,913)
Net increase (decrease)	156,556	1,246,239	$ 2,415,820	$ 17,458,753
Class T
Shares sold	333,957	1,416,878	$ 4,534,972	$ 19,764,686
Reinvestment of distributions	127,052	158,416	1,740,318	2,031,495
Shares redeemed	(1,086,149)	(1,429,554)	(14,795,703)	(20,059,646)
Net increase (decrease)	(625,140)	145,740	$ (8,520,413)	$ 1,736,535

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2008	Year ended July 31, 2007	Six months ended January 31, 2008	Year ended July 31, 2007
Class B
Shares sold	66,563	297,938	$ 904,855	$ 4,153,087
Reinvestment of distributions	29,083	34,686	395,378	444,445
Shares redeemed	(169,279)	(263,033)	(2,254,867)	(3,714,165)
Net increase (decrease)	(73,633)	69,591	$ (954,634)	$ 883,367
Class C
Shares sold	288,574	834,910	$ 3,916,465	$ 11,698,988
Reinvestment of distributions	82,042	84,926	1,115,170	1,089,287
Shares redeemed	(641,818)	(562,438)	(8,548,816)	(7,834,552)
Net increase (decrease)	(271,202)	357,398	$ (3,517,181)	$ 4,953,723
Small Cap Value
Shares sold	18,361,917	42,235,359	$ 252,244,988	$ 595,504,607
Reinvestment of distributions	3,344,768	3,617,365	46,241,128	46,609,140
Shares redeemed	(18,555,534)	(32,779,622)	(256,328,053)	(461,808,869)
Net increase (decrease)	3,151,151	13,073,102	$ 42,158,063	$ 180,304,878
Institutional Class
Shares sold	224,981	309,983	$ 3,126,200	$ 4,413,286
Reinvestment of distributions	21,655	23,286	299,380	300,279
Shares redeemed	(209,757)	(242,217)	(2,914,832)	(3,533,035)
Net increase (decrease)	36,879	91,052	$ 510,748	$ 1,180,530

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
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19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
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2000 Avenue of the Stars
Los Angeles, CA

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3793 State Street
Santa Barbara, CA

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Santa Monica, CA

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Colorado

281 East Flatiron Circle
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1625 Broadway
Denver, CO

9185 Westview Road
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Connecticut

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Delaware

400 Delaware Avenue
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Florida

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4400 N. Federal Highway
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8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
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Tampa, FL

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Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
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Illinois

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401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
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1415 West 22nd Street
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15105 S LaGrange Road
Orland Park, IL

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Indiana

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Indianapolis, IN

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Kansas

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Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
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Massachusetts

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Boston, MA

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Boston, MA

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44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SCV-USAN-0308
1.803708.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Small Cap Value
Fund - Class A, Class T,
Class B and Class C

Semiannual Report

January 31, 2008

Class A, Class T, Class B
and Class C are classes of
Fidelity® Small Cap Value Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks got off to a poor start in 2008, while investment-grade bonds and money markets showed positive returns, once again underscoring the importance of a diversified portfolio. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Class A
Actual	$ 1,000.00	$ 915.90	$ 6.74
Hypothetical A	$ 1,000.00	$ 1,018.10	$ 7.10
Class T
Actual	$ 1,000.00	$ 914.60	$ 7.94
Hypothetical A	$ 1,000.00	$ 1,016.84	$ 8.36
Class B
Actual	$ 1,000.00	$ 911.90	$ 10.33
Hypothetical A	$ 1,000.00	$ 1,014.33	$ 10.89
Class C
Actual	$ 1,000.00	$ 911.90	$ 10.33
Hypothetical A	$ 1,000.00	$ 1,014.33	$ 10.89
Small Cap Value
Actual	$ 1,000.00	$ 916.60	$ 5.59
Hypothetical A	$ 1,000.00	$ 1,019.30	$ 5.89
Institutional Class
Actual	$ 1,000.00	$ 916.70	$ 5.54
Hypothetical A	$ 1,000.00	$ 1,019.36	$ 5.84

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.40%
Class T	1.65%
Class B	2.15%
Class C	2.15%
Small Cap Value	1.16%
Institutional Class	1.15%

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Tesoro Corp.	2.6	3.2
Carpenter Technology Corp.	2.3	2.4
Superior Energy Services, Inc.	1.9	0.8
Shaw Group, Inc.	1.9	1.6
MFA Mortgage Investments, Inc.	1.6	0.0
FTI Consulting, Inc.	1.6	1.1
Yamana Gold, Inc.	1.5	0.0
Southwestern Energy Co.	1.4	0.9
Telvent GIT SA	1.4	1.6
National Financial Partners Corp.	1.4	1.5
	17.6
Top Five Market Sectors as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.6	23.1
Industrials	14.0	17.0
Information Technology	13.5	17.1
Energy	12.5	10.6
Consumer Discretionary	11.3	11.9
Asset Allocation (% of fund's net assets)
As of January 31, 2008 *		As of July 31, 2007 **
	Stocks 95.7%		Stocks 98.1%
	Short-Term Investments and Net Other Assets 4.3%		Short-Term Investments and Net Other Assets 1.9%
* Foreign investments	8.1%	** Foreign investments	7.6%

Semiannual Report

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
CONSUMER DISCRETIONARY - 11.3%
Auto Components - 0.9%
Aftermarket Technology Corp. (a)	445,000	$ 11,307,450
Hotels, Restaurants & Leisure - 1.2%
Pinnacle Entertainment, Inc. (a)(d)	349,999	6,387,482
Red Robin Gourmet Burgers, Inc. (a)	130,000	4,534,400
Wyndham Worldwide Corp.	175,000	4,123,000
		15,044,882
Household Durables - 2.1%
Ethan Allen Interiors, Inc. (d)	210,300	6,508,785
Jarden Corp. (a)(d)	669,600	16,766,784
Ryland Group, Inc.	80,000	2,696,800
		25,972,369
Leisure Equipment & Products - 1.7%
Arctic Cat, Inc.	190,000	1,757,500
Brunswick Corp.	110,300	2,094,597
Callaway Golf Co.	325,000	5,824,000
MarineMax, Inc. (a)	30,000	464,100
RC2 Corp. (a)	614,555	11,541,343
		21,681,540
Media - 0.8%
Charter Communications, Inc. Class A (a)	1,250,000	1,462,500
Sinclair Broadcast Group, Inc. Class A	1,030,500	9,274,500
		10,737,000
Specialty Retail - 3.3%
Advance Auto Parts, Inc.	300,000	10,704,000
Asbury Automotive Group, Inc.	385,000	5,459,300
Build-A-Bear Workshop, Inc. (a)	84,063	1,145,779
Collective Brands, Inc. (a)	275,000	4,845,500
Gymboree Corp. (a)	165,000	6,306,300
Lithia Motors, Inc. Class A (sub. vtg.) (d)	54,000	825,660
Select Comfort Corp. (a)(d)	665,000	5,226,900
Shoe Carnival, Inc. (a)	75,258	1,112,313
The Men's Wearhouse, Inc.	225,000	5,735,250
		41,361,002
Textiles, Apparel & Luxury Goods - 1.3%
FGX International Ltd.	119,658	1,208,546
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	505,000	10,110,100
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Steven Madden Ltd. (a)	190,000	$ 3,243,300
Warnaco Group, Inc. (a)	70,000	2,512,300
		17,074,246
TOTAL CONSUMER DISCRETIONARY		143,178,489
CONSUMER STAPLES - 4.2%
Food & Staples Retailing - 1.6%
The Great Atlantic & Pacific Tea Co. (a)(d)	235,000	7,019,450
The Pantry, Inc. (a)(d)	471,000	13,687,260
		20,706,710
Food Products - 2.1%
Chiquita Brands International, Inc. (a)	171,000	3,194,280
Corn Products International, Inc.	360,000	12,168,000
Diamond Foods, Inc.	165,400	3,137,638
Hain Celestial Group, Inc. (a)	140,000	3,780,000
Lighthouse Caledonia ASA (d)	60,817	46,659
Marine Harvest ASA (a)	7,155,000	3,854,049
		26,180,626
Personal Products - 0.5%
Bare Escentuals, Inc. (a)	75,000	1,788,000
Physicians Formula Holdings, Inc. (a)	128,100	1,214,388
Prestige Brands Holdings, Inc. (a)	469,674	3,508,465
		6,510,853
TOTAL CONSUMER STAPLES		53,398,189
ENERGY - 12.5%
Energy Equipment & Services - 3.4%
Exterran Holdings, Inc. (a)	85,000	5,545,400
Hornbeck Offshore Services, Inc. (a)	106,617	4,123,946
NATCO Group, Inc. Class A (a)	64,219	2,939,946
Oil States International, Inc. (a)	189,760	6,652,986
Superior Energy Services, Inc. (a)	590,000	23,653,100
		42,915,378
Oil, Gas & Consumable Fuels - 9.1%
Alpha Natural Resources, Inc. (a)	114,600	3,834,516
Cabot Oil & Gas Corp.	320,000	12,380,800
Forest Oil Corp. (a)	260,300	11,770,766
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Mariner Energy, Inc. (a)	590,000	$ 14,785,400
Petrohawk Energy Corp. (a)	790,000	12,442,500
Petroleum Development Corp. (a)	127,622	7,338,265
Southwestern Energy Co. (a)	320,000	17,891,200
Tesoro Corp.	857,600	33,489,278
Western Refining, Inc.	80,000	1,708,000
		115,640,725
TOTAL ENERGY		158,556,103
FINANCIALS - 23.6%
Capital Markets - 2.1%
American Capital Strategies Ltd. (d)	98,700	3,471,279
KBW, Inc. (a)(d)	395,000	11,735,450
MF Global Ltd.	185,000	5,559,250
TradeStation Group, Inc. (a)	508,300	5,540,470
		26,306,449
Commercial Banks - 4.1%
Boston Private Financial Holdings, Inc. (d)	655,200	14,958,216
Center Financial Corp., California	224,052	2,594,522
East West Bancorp, Inc.	28,800	692,928
First State Bancorp.	483,500	6,072,760
Investors Bancorp, Inc. (a)(d)	190,000	2,897,500
South Financial Group, Inc.	370,000	6,393,600
Sterling Bancshares, Inc.	235,000	2,357,050
UMB Financial Corp.	215,000	9,057,950
Wintrust Financial Corp.	191,260	7,275,530
		52,300,056
Consumer Finance - 0.3%
Advanta Corp. Class B	97,500	974,025
Dollar Financial Corp. (a)	135,000	3,399,300
		4,373,325
Diversified Financial Services - 0.7%
Interactive Brokers Group, Inc.	135,000	4,699,350
MarketAxess Holdings, Inc. (a)	400,000	3,780,000
		8,479,350
Insurance - 10.2%
American Equity Investment Life Holding Co.	1,289,506	10,664,215
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Aspen Insurance Holdings Ltd.	360,200	$ 10,164,844
Delphi Financial Group, Inc. Class A	277,850	8,718,933
HCC Insurance Holdings, Inc.	390,920	10,891,031
Infinity Property & Casualty Corp.	235,000	9,369,450
IPC Holdings Ltd.	573,740	14,762,330
Max Capital Group Ltd.	175,000	4,968,250
National Financial Partners Corp. (d)	471,300	17,013,930
Navigators Group, Inc. (a)	104,862	6,053,683
PartnerRe Ltd.	50,000	3,964,000
Platinum Underwriters Holdings Ltd.	329,700	11,127,375
United America Indemnity Ltd. Class A (a)	142,922	2,931,330
Willis Group Holdings Ltd.	195,000	6,871,800
Zenith National Insurance Corp.	294,000	11,707,080
		129,208,251
Real Estate Investment Trusts - 3.0%
Annaly Capital Management, Inc.	577,000	11,378,440
Chimera Investment Corp.	259,400	4,967,510
Developers Diversified Realty Corp.	30,000	1,234,500
MFA Mortgage Investments, Inc.	2,028,800	20,693,760
		38,274,210
Real Estate Management & Development - 1.2%
Jones Lang LaSalle, Inc. (d)	193,000	15,015,400
Thrifts & Mortgage Finance - 2.0%
Downey Financial Corp. (d)	65,000	2,242,500
Farmer Mac Class C (non-vtg.)	115,000	3,164,800
FirstFed Financial Corp. (a)(d)	100,000	4,195,000
Home Federal Bancorp, Inc.	270,300	2,878,695
Meridian Interstate Bancorp, Inc. (a)(d)	191,100	1,834,560
United Financial Bancorp, Inc.	194,600	2,169,790
Washington Federal, Inc.	305,000	7,448,100
Westfield Financial, Inc.	125,000	1,280,000
		25,213,445
TOTAL FINANCIALS		299,170,486
HEALTH CARE - 5.0%
Biotechnology - 0.5%
Theravance, Inc. (a)	300,000	5,919,000
Health Care Equipment & Supplies - 0.3%
Zoll Medical Corp. (a)	133,200	3,551,112
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 2.7%
Air Methods Corp. (a)	209,167	$ 9,596,582
AMERIGROUP Corp. (a)	245,000	9,192,400
Owens & Minor, Inc.	75,000	3,099,000
Pediatrix Medical Group, Inc. (a)	110,000	7,489,900
ResCare, Inc. (a)	75,000	1,677,750
Universal American Financial Corp. (a)	150,000	3,139,500
		34,195,132
Life Sciences Tools & Services - 1.3%
Kendle International, Inc. (a)	100,000	4,239,000
PerkinElmer, Inc.	100,000	2,489,000
Pharmaceutical Product Development, Inc.	220,000	9,539,200
		16,267,200
Pharmaceuticals - 0.2%
Perrigo Co.	100,000	3,084,000
TOTAL HEALTH CARE		63,016,444
INDUSTRIALS - 14.0%
Aerospace & Defense - 2.1%
AAR Corp. (a)	182,300	5,370,558
DRS Technologies, Inc.	144,000	7,728,480
Hexcel Corp. (a)	250,200	5,461,866
Orbital Sciences Corp. (a)	325,000	7,572,500
		26,133,404
Air Freight & Logistics - 1.1%
Hub Group, Inc. Class A (a)	220,000	6,408,600
Park-Ohio Holdings Corp. (a)	356,646	7,974,605
		14,383,205
Airlines - 0.3%
AirTran Holdings, Inc. (a)(d)	440,000	3,797,200
Commercial Services & Supplies - 2.3%
FTI Consulting, Inc. (a)(d)	360,000	19,911,600
Interface, Inc. Class A	148,590	2,371,496
Navigant Consulting, Inc. (a)	125,000	1,480,000
Team, Inc. (a)	176,256	5,296,493
		29,059,589
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 3.1%
Shaw Group, Inc. (a)(d)	418,000	$ 23,617,000
URS Corp. (a)	351,576	15,434,186
		39,051,186
Electrical Equipment - 1.2%
Belden, Inc.	345,000	14,593,500
Machinery - 2.1%
Accuride Corp. (a)	921,000	5,774,670
AGCO Corp. (a)	65,000	3,914,300
Astec Industries, Inc. (a)	195,000	6,019,650
Commercial Vehicle Group, Inc. (a)	200,000	2,000,000
Flow International Corp. (a)	215,000	2,003,800
Force Protection, Inc. (a)(d)	910,000	3,721,900
Manitowoc Co., Inc.	89,940	3,428,513
Titan Machinery, Inc.	20,000	329,600
		27,192,433
Road & Rail - 0.9%
J.B. Hunt Transport Services, Inc. (d)	265,000	8,241,500
YRC Worldwide, Inc. (a)(d)	195,000	3,570,450
		11,811,950
Trading Companies & Distributors - 0.9%
Kaman Corp.	223,822	6,611,702
Rush Enterprises, Inc.:
Class A (a)	247,500	4,153,050
Class B (a)	25,000	392,500
		11,157,252
TOTAL INDUSTRIALS		177,179,719
INFORMATION TECHNOLOGY - 13.5%
Communications Equipment - 2.1%
Arris Group, Inc. (a)(d)	1,735,000	15,250,650
Polycom, Inc. (a)	470,000	11,867,500
		27,118,150
Computers & Peripherals - 0.2%
Data Domain, Inc. (d)	60,000	1,352,400
Quantum Corp. (a)	725,000	1,667,500
		3,019,900
Electronic Equipment & Instruments - 3.9%
Amphenol Corp. Class A	40,000	1,597,600
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Ingram Micro, Inc. Class A (a)	762,700	$ 13,560,806
Insight Enterprises, Inc. (a)	710,600	12,272,062
Itron, Inc. (a)	60,000	4,944,000
Mettler-Toledo International, Inc. (a)	98,700	9,800,910
Vishay Intertechnology, Inc. (a)	677,491	7,106,881
		49,282,259
Internet Software & Services - 0.7%
j2 Global Communications, Inc. (a)	430,800	9,438,828
IT Services - 2.3%
CACI International, Inc. Class A (a)	60,000	2,615,400
ManTech International Corp. Class A (a)	105,000	4,294,500
Ness Technologies, Inc. (a)	215,200	1,977,688
Telvent GIT SA	856,000	17,376,800
VeriFone Holdings, Inc. (a)(d)	140,000	2,739,800
		29,004,188
Semiconductors & Semiconductor Equipment - 1.9%
Entegris, Inc. (a)	500,000	3,850,000
FormFactor, Inc. (a)	55,000	1,332,100
MKS Instruments, Inc. (a)	208,900	3,885,540
Pericom Semiconductor Corp. (a)	80,000	1,084,800
Skyworks Solutions, Inc. (a)	300,000	2,415,000
TriQuint Semiconductor, Inc. (a)	600,000	2,844,000
Zoran Corp. (a)	755,000	8,909,000
		24,320,440
Software - 2.4%
Blackbaud, Inc.	265,000	7,332,550
Quest Software, Inc. (a)	790,000	11,810,500
THQ, Inc. (a)	590,000	10,625,900
		29,768,950
TOTAL INFORMATION TECHNOLOGY		171,952,715
MATERIALS - 7.7%
Chemicals - 2.3%
Airgas, Inc.	170,000	7,889,700
CF Industries Holdings, Inc.	140,000	14,970,200
H.B. Fuller Co.	205,000	4,255,800
Tronox, Inc. Class A	350,000	2,555,000
		29,670,700
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.2%
Smurfit-Stone Container Corp. (a)	240,000	$ 2,277,600
Metals & Mining - 5.2%
Carpenter Technology Corp.	480,000	29,587,200
Compass Minerals International, Inc. (d)	356,466	15,121,288
Titanium Metals Corp.	120,000	2,608,800
Yamana Gold, Inc.	1,107,474	18,374,214
		65,691,502
TOTAL MATERIALS		97,639,802
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
Cincinnati Bell, Inc. (a)	500,000	1,940,000
Level 3 Communications, Inc. (a)	800,000	2,752,000
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	230,000	4,020,400
		8,712,400
UTILITIES - 3.2%
Electric Utilities - 1.2%
ITC Holdings Corp. (d)	189,000	9,986,760
Westar Energy, Inc.	200,000	4,872,000
		14,858,760
Independent Power Producers & Energy Traders - 0.9%
Dynegy, Inc. Class A (a)	705,000	4,949,100
NRG Energy, Inc. (a)	168,000	6,483,120
		11,432,220
Multi-Utilities - 1.1%
CMS Energy Corp.	892,500	13,985,475
TOTAL UTILITIES		40,276,455
TOTAL COMMON STOCKS (Cost $1,224,387,430)		1,213,080,802
Money Market Funds - 11.9%
	Shares	Value
Fidelity Cash Central Fund, 3.79% (b)	55,087,550	$ 55,087,550
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	95,440,430	95,440,430
TOTAL MONEY MARKET FUNDS (Cost $150,527,980)		150,527,980
TOTAL INVESTMENT PORTFOLIO - 107.6% (Cost $1,374,915,410)		1,363,608,782
NET OTHER ASSETS - (7.6)%		(96,246,400)
NET ASSETS - 100%		$ 1,267,362,382
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,069,997
Fidelity Securities Lending Cash Central Fund	527,171
Total	$ 1,597,168

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $96,848,669) - See accompanying schedule: Unaffiliated issuers (cost $1,224,387,430)	$ 1,213,080,802
Fidelity Central Funds (cost $150,527,980)	150,527,980
Total Investments (cost $1,374,915,410)		$ 1,363,608,782
Receivable for investments sold		7,985,390
Receivable for fund shares sold		3,012,143
Dividends receivable		302,418
Distributions receivable from Fidelity Central Funds		376,852
Prepaid expenses		3,991
Receivable from investment adviser for expense reductions		9,994
Other receivables		1,670
Total assets		1,375,301,240

Liabilities
Payable for investments purchased	$ 8,962,609
Payable for fund shares redeemed	2,169,504
Accrued management fee	919,002
Distribution fees payable	59,043
Other affiliated payables	321,337
Other payables and accrued expenses	66,933
Collateral on securities loaned, at value	95,440,430
Total liabilities		107,938,858

Net Assets		$ 1,267,362,382
Net Assets consist of:
Paid in capital		$ 1,264,762,568
Accumulated net investment loss		(779,787)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		14,686,229
Net unrealized appreciation (depreciation) on investments		(11,306,628)
Net Assets		$ 1,267,362,382

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2008 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($56,040,775 ÷ 4,435,076 shares)	$ 12.64

Maximum offering price per share (100/94.25 of $12.64)	$ 13.41
Class T: Net Asset Value and redemption price per share ($37,484,784 ÷ 2,982,081 shares)	$ 12.57

Maximum offering price per share (100/96.50 of $12.57)	$ 13.03
Class B: Net Asset Value and offering price per share ($9,680,939 ÷ 777,544 shares)A	$ 12.45

Class C: Net Asset Value and offering price per share ($26,598,322 ÷ 2,136,002 shares)A	$ 12.45

Small Cap Value: Net Asset Value, offering price and redemption price per share ($1,126,876,065 ÷ 88,662,088 shares)	$ 12.71

Institutional Class: Net Asset Value, offering price and redemption price per share ($10,681,497 ÷ 840,546 shares)	$ 12.71

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended January 31, 2008 (Unaudited)
Investment Income
Dividends		$ 5,828,806
Interest		2,368
Income from Fidelity Central Funds (including $527,171 from security lending)		1,597,168
Total income		7,428,342

Expenses
Management fee Basic fee	$ 4,783,096
Performance adjustment	971,305
Transfer agent fees	1,733,442
Distribution fees	410,742
Accounting and security lending fees	223,101
Custodian fees and expenses	20,218
Independent trustees' compensation	2,839
Registration fees	70,480
Audit	30,595
Legal	3,797
Miscellaneous	40,960
Total expenses before reductions	8,290,575
Expense reductions	(82,446)	8,208,129
Net investment income (loss)		(779,787)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	30,130,520
Foreign currency transactions	91,090
Total net realized gain (loss)		30,221,610
Change in net unrealized appreciation (depreciation) on investment securities		(145,320,911)
Net gain (loss)		(115,099,301)
Net increase (decrease) in net assets resulting from operations		$ (115,879,088)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2008 (Unaudited)	Year ended July 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (779,787)	$ (2,821,365)
Net realized gain (loss)	30,221,610	58,301,578
Change in net unrealized appreciation (depreciation)	(145,320,911)	108,216,572
Net increase (decrease) in net assets resulting from operations	(115,879,088)	163,696,785
Distributions to shareholders from net realized gain	(53,457,458)	(55,419,267)
Share transactions - net increase (decrease)	32,092,403	206,517,786
Redemption fees	98,489	174,668
Total increase (decrease) in net assets	(137,145,654)	314,969,972

Net Assets
Beginning of period	1,404,508,036	1,089,538,064
End of period (including accumulated net investment loss of $779,787 and $0, respectively)	$ 1,267,362,382	$ 1,404,508,036

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.34	$ 13.17	$ 12.80	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.06)	(.03)	(.04)
Net realized and unrealized gain (loss)	(1.15)	1.90	.74	2.84
Total from investment operations	(1.17)	1.84	.71	2.80
Distributions from net investment income	-	-	-	(.01)
Distributions from net realized gain	(.53)	(.67)	(.35)	-
Total distributions	(.53)	(.67)	(.35)	(.01)
Redemption fees added to paid in capital E	- J	- J	.01	.01
Net asset value, end of period	$ 12.64	$ 14.34	$ 13.17	$ 12.80
Total Return B, C, D	(8.41)%	14.59%	5.72%	28.06%
Ratios to Average Net Assets F, I
Expenses before reductions	1.46% A	1.45%	1.51%	1.46% A
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.44% A
Expenses net of all reductions	1.40% A	1.40%	1.36%	1.38% A
Net investment income (loss)	(.30)% A	(.44)%	(.24)%	(.46)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,041	$ 61,357	$ 39,931	$ 9,390
Portfolio turnover rate G	65% A	67%	93%	60% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 3, 2004 (commencement of operations) to July 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.28	$ 13.13	$ 12.78	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.10)	(.07)	(.06)
Net realized and unrealized gain (loss)	(1.14)	1.90	.74	2.83
Total from investment operations	(1.18)	1.80	.67	2.77
Distributions from net realized gain	(.53)	(.65)	(.33)	-
Redemption fees added to paid in capital E	- J	- J	.01	.01
Net asset value, end of period	$ 12.57	$ 14.28	$ 13.13	$ 12.78
Total Return B, C, D	(8.54)%	14.34%	5.47%	27.80%
Ratios to Average Net Assets F, I
Expenses before reductions	1.71% A	1.66%	1.67%	1.72% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.68% A
Expenses net of all reductions	1.65% A	1.65%	1.61%	1.62% A
Net investment income (loss)	(.56)% A	(.69)%	(.49)%	(.70)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,485	$ 51,518	$ 45,460	$ 12,725
Portfolio turnover rate G	65% A	67%	93%	60% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 3, 2004 (commencement of operations) to July 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.19	$ 13.07	$ 12.73	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.07)	(.17)	(.13)	(.10)
Net realized and unrealized gain (loss)	(1.14)	1.90	.74	2.82
Total from investment operations	(1.21)	1.73	.61	2.72
Distributions from net realized gain	(.53)	(.61)	(.28)	-
Redemption fees added to paid in capital E	- J	- J	.01	.01
Net asset value, end of period	$ 12.45	$ 14.19	$ 13.07	$ 12.73
Total Return B, C, D	(8.81)%	13.78%	4.97%	27.30%
Ratios to Average Net Assets F, I
Expenses before reductions	2.21% A	2.20%	2.26%	2.24% A
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.19% A
Expenses net of all reductions	2.15% A	2.15%	2.11%	2.13% A
Net investment income (loss)	(1.06)% A	(1.19)%	(.99)%	(1.21)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,681	$ 12,075	$ 10,214	$ 3,931
Portfolio turnover rate G	65% A	67%	93%	60% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 3, 2004 (commencement of operations) to July 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.19	$ 13.07	$ 12.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.07)	(.17)	(.13)	(.10)
Net realized and unrealized gain (loss)	(1.14)	1.90	.74	2.83
Total from investment operations	(1.21)	1.73	.61	2.73
Distributions from net realized gain	(.53)	(.61)	(.29)	-
Redemption fees added to paid in capital E	- J	- J	.01	.01
Net asset value, end of period	$ 12.45	$ 14.19	$ 13.07	$ 12.74
Total Return B, C, D	(8.81)%	13.77%	4.92%	27.40%
Ratios to Average Net Assets F, I
Expenses before reductions	2.21% A	2.20%	2.22%	2.17% A
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.17% A
Expenses net of all reductions	2.15% A	2.15%	2.11%	2.11% A
Net investment income (loss)	(1.06)% A	(1.19)%	(.99)%	(1.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,598	$ 34,155	$ 26,791	$ 11,732
Portfolio turnover rate G	65% A	67%	93%	60% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 3, 2004 (commencement of operations) to July 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Value

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.43	$ 13.22	$ 12.83	$ 10.00
Income from Investment Operations
Net investment income (loss) D	- I	(.02)	.01	(.01)
Net realized and unrealized gain (loss)	(1.16)	1.91	.74	2.84
Total from investment operations	(1.16)	1.89	.75	2.83
Distributions from net investment income	-	-	(.01)	(.01)
Distributions from net realized gain	(.56)	(.68)	(.36)	-
Total distributions	(.56)	(.68)	(.37)	(.01)
Redemption fees added to paid in capital D	- I	- I	.01	.01
Net asset value, end of period	$ 12.71	$ 14.43	$ 13.22	$ 12.83
Total Return B, C	(8.34)%	14.96%	6.07%	28.36%
Ratios to Average Net Assets E, H
Expenses before reductions	1.16% A	1.11%	1.09%	1.05% A
Expenses net of fee waivers, if any	1.16% A	1.11%	1.09%	1.05% A
Expenses net of all reductions	1.15% A	1.11%	1.06%	.99% A
Net investment income (loss)	(.05)% A	(.15)%	.06%	(.08)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,126,876	$ 1,233,808	$ 957,720	$ 582,689
Portfolio turnover rate F	65% A	67%	93%	60% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 3, 2004 (commencement of operations) to July 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.43	$ 13.22	$ 12.83	$ 10.00
Income from Investment Operations
Net investment income (loss) D	- I	(.02)	.01	(.01)
Net realized and unrealized gain (loss)	(1.16)	1.91	.74	2.84
Total from investment operations	(1.16)	1.89	.75	2.83
Distributions from net investment income	-	-	(.01)	(.01)
Distributions from net realized gain	(.56)	(.68)	(.36)	-
Total distributions	(.56)	(.68)	(.37)	(.01)
Redemption fees added to paid in capital D	- I	- I	.01	.01
Net asset value, end of period	$ 12.71	$ 14.43	$ 13.22	$ 12.83
Total Return B, C	(8.33)%	14.99%	6.08%	28.36%
Ratios to Average Net Assets E, H
Expenses before reductions	1.15% A	1.10%	1.08%	1.07% A
Expenses net of fee waivers, if any	1.15% A	1.10%	1.08%	1.07% A
Expenses net of all reductions	1.15% A	1.10%	1.05%	1.01% A
Net investment income (loss)	(.05)% A	(.13)%	.08%	(.10)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,681	$ 11,594	$ 9,422	$ 3,761
Portfolio turnover rate F	65% A	67%	93%	60% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 3, 2004 (commencement of operations) to July 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2008 (Unaudited)

1. Organization.

Fidelity Small Cap Value Fund (the Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Small Cap Value and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Effective with the beginning of the Fund's fiscal year, the Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 166,044,860
Unrealized depreciation	(178,526,118)
Net unrealized appreciation (depreciation)	$ (12,481,258)
Cost for federal income tax purposes	$ 1,376,090,040

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Repurchase Agreements - continued

segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $428,542,771 and $477,603,433, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Small Cap Value as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .85% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 77,135	$ 9,140
Class T	.25%	.25%	115,376	-
Class B	.75%	.25%	56,978	42,734
Class C	.75%	.25%	161,253	34,454
			$ 410,742	$ 86,328

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 28,666
Class T	5,751
Class B*	9,111
Class C*	1,258
$ 44,786

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008 Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the transfer agent for Small Cap Value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 94,193.30
Class T	70,252.30
Class B	17,520.31
Class C	49,267.30
Small Cap Value	1,488,552.25
Institutional Class	13,658.24
	$ 1,733,442

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8,865 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,869 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

Semiannual Report

8. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.40%	$ 18,399
Class T	1.65%	12,738
Class B	2.15%	3,326
Class C	2.15%	8,943
		$ 43,406

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,175 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses.

During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 347
Small Cap Value	37,389
Institutional Class	129
$ 37,865

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2008	Year ended July 31, 2007
From net realized gain
Class A	$ 2,334,230	$ 2,137,128
Class T	1,800,458	2,317,701
Class B	442,697	493,632
Class C	1,258,476	1,276,323
Small Cap Value	47,176,108	48,691,674
Institutional Class	445,489	502,809
Total	$ 53,457,458	$ 55,419,267

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2008	Year ended July 31, 2007	Six months ended January 31, 2008	Year ended July 31, 2007
Class A
Shares sold	1,037,790	2,083,427	$ 14,370,246	$ 29,477,855
Reinvestment of distributions	158,451	153,067	2,181,136	1,967,811
Shares redeemed	(1,039,685)	(990,255)	(14,135,562)	(13,986,913)
Net increase (decrease)	156,556	1,246,239	$ 2,415,820	$ 17,458,753
Class T
Shares sold	333,957	1,416,878	$ 4,534,972	$ 19,764,686
Reinvestment of distributions	127,052	158,416	1,740,318	2,031,495
Shares redeemed	(1,086,149)	(1,429,554)	(14,795,703)	(20,059,646)
Net increase (decrease)	(625,140)	145,740	$ (8,520,413)	$ 1,736,535

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2008	Year ended July 31, 2007	Six months ended January 31, 2008	Year ended July 31, 2007
Class B
Shares sold	66,563	297,938	$ 904,855	$ 4,153,087
Reinvestment of distributions	29,083	34,686	395,378	444,445
Shares redeemed	(169,279)	(263,033)	(2,254,867)	(3,714,165)
Net increase (decrease)	(73,633)	69,591	$ (954,634)	$ 883,367
Class C
Shares sold	288,574	834,910	$ 3,916,465	$ 11,698,988
Reinvestment of distributions	82,042	84,926	1,115,170	1,089,287
Shares redeemed	(641,818)	(562,438)	(8,548,816)	(7,834,552)
Net increase (decrease)	(271,202)	357,398	$ (3,517,181)	$ 4,953,723
Small Cap Value
Shares sold	18,361,917	42,235,359	$ 252,244,988	$ 595,504,607
Reinvestment of distributions	3,344,768	3,617,365	46,241,128	46,609,140
Shares redeemed	(18,555,534)	(32,779,622)	(256,328,053)	(461,808,869)
Net increase (decrease)	3,151,151	13,073,102	$ 42,158,063	$ 180,304,878
Institutional Class
Shares sold	224,981	309,983	$ 3,126,200	$ 4,413,286
Reinvestment of distributions	21,655	23,286	299,380	300,279
Shares redeemed	(209,757)	(242,217)	(2,914,832)	(3,533,035)
Net increase (decrease)	36,879	91,052	$ 510,748	$ 1,180,530

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASCV-USAN-0308
1.803737.104

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Small Cap Value
Fund - Institutional Class

Semiannual Report

January 31, 2008

Institutional Class
is a class of Fidelity®
Small Cap Value Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks got off to a poor start in 2008, while investment-grade bonds and money markets showed positive returns, once again underscoring the importance of a diversified portfolio. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2007 to January 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period* August 1, 2007 to January 31, 2008
Class A
Actual	$ 1,000.00	$ 915.90	$ 6.74
Hypothetical A	$ 1,000.00	$ 1,018.10	$ 7.10
Class T
Actual	$ 1,000.00	$ 914.60	$ 7.94
Hypothetical A	$ 1,000.00	$ 1,016.84	$ 8.36
Class B
Actual	$ 1,000.00	$ 911.90	$ 10.33
Hypothetical A	$ 1,000.00	$ 1,014.33	$ 10.89
Class C
Actual	$ 1,000.00	$ 911.90	$ 10.33
Hypothetical A	$ 1,000.00	$ 1,014.33	$ 10.89
Small Cap Value
Actual	$ 1,000.00	$ 916.60	$ 5.59
Hypothetical A	$ 1,000.00	$ 1,019.30	$ 5.89
Institutional Class
Actual	$ 1,000.00	$ 916.70	$ 5.54
Hypothetical A	$ 1,000.00	$ 1,019.36	$ 5.84

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.40%
Class T	1.65%
Class B	2.15%
Class C	2.15%
Small Cap Value	1.16%
Institutional Class	1.15%

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Tesoro Corp.	2.6	3.2
Carpenter Technology Corp.	2.3	2.4
Superior Energy Services, Inc.	1.9	0.8
Shaw Group, Inc.	1.9	1.6
MFA Mortgage Investments, Inc.	1.6	0.0
FTI Consulting, Inc.	1.6	1.1
Yamana Gold, Inc.	1.5	0.0
Southwestern Energy Co.	1.4	0.9
Telvent GIT SA	1.4	1.6
National Financial Partners Corp.	1.4	1.5
	17.6
Top Five Market Sectors as of January 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.6	23.1
Industrials	14.0	17.0
Information Technology	13.5	17.1
Energy	12.5	10.6
Consumer Discretionary	11.3	11.9
Asset Allocation (% of fund's net assets)
As of January 31, 2008 *		As of July 31, 2007 **
	Stocks 95.7%		Stocks 98.1%
	Short-Term Investments and Net Other Assets 4.3%		Short-Term Investments and Net Other Assets 1.9%
* Foreign investments	8.1%	** Foreign investments	7.6%

Semiannual Report

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
CONSUMER DISCRETIONARY - 11.3%
Auto Components - 0.9%
Aftermarket Technology Corp. (a)	445,000	$ 11,307,450
Hotels, Restaurants & Leisure - 1.2%
Pinnacle Entertainment, Inc. (a)(d)	349,999	6,387,482
Red Robin Gourmet Burgers, Inc. (a)	130,000	4,534,400
Wyndham Worldwide Corp.	175,000	4,123,000
		15,044,882
Household Durables - 2.1%
Ethan Allen Interiors, Inc. (d)	210,300	6,508,785
Jarden Corp. (a)(d)	669,600	16,766,784
Ryland Group, Inc.	80,000	2,696,800
		25,972,369
Leisure Equipment & Products - 1.7%
Arctic Cat, Inc.	190,000	1,757,500
Brunswick Corp.	110,300	2,094,597
Callaway Golf Co.	325,000	5,824,000
MarineMax, Inc. (a)	30,000	464,100
RC2 Corp. (a)	614,555	11,541,343
		21,681,540
Media - 0.8%
Charter Communications, Inc. Class A (a)	1,250,000	1,462,500
Sinclair Broadcast Group, Inc. Class A	1,030,500	9,274,500
		10,737,000
Specialty Retail - 3.3%
Advance Auto Parts, Inc.	300,000	10,704,000
Asbury Automotive Group, Inc.	385,000	5,459,300
Build-A-Bear Workshop, Inc. (a)	84,063	1,145,779
Collective Brands, Inc. (a)	275,000	4,845,500
Gymboree Corp. (a)	165,000	6,306,300
Lithia Motors, Inc. Class A (sub. vtg.) (d)	54,000	825,660
Select Comfort Corp. (a)(d)	665,000	5,226,900
Shoe Carnival, Inc. (a)	75,258	1,112,313
The Men's Wearhouse, Inc.	225,000	5,735,250
		41,361,002
Textiles, Apparel & Luxury Goods - 1.3%
FGX International Ltd.	119,658	1,208,546
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	505,000	10,110,100
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Steven Madden Ltd. (a)	190,000	$ 3,243,300
Warnaco Group, Inc. (a)	70,000	2,512,300
		17,074,246
TOTAL CONSUMER DISCRETIONARY		143,178,489
CONSUMER STAPLES - 4.2%
Food & Staples Retailing - 1.6%
The Great Atlantic & Pacific Tea Co. (a)(d)	235,000	7,019,450
The Pantry, Inc. (a)(d)	471,000	13,687,260
		20,706,710
Food Products - 2.1%
Chiquita Brands International, Inc. (a)	171,000	3,194,280
Corn Products International, Inc.	360,000	12,168,000
Diamond Foods, Inc.	165,400	3,137,638
Hain Celestial Group, Inc. (a)	140,000	3,780,000
Lighthouse Caledonia ASA (d)	60,817	46,659
Marine Harvest ASA (a)	7,155,000	3,854,049
		26,180,626
Personal Products - 0.5%
Bare Escentuals, Inc. (a)	75,000	1,788,000
Physicians Formula Holdings, Inc. (a)	128,100	1,214,388
Prestige Brands Holdings, Inc. (a)	469,674	3,508,465
		6,510,853
TOTAL CONSUMER STAPLES		53,398,189
ENERGY - 12.5%
Energy Equipment & Services - 3.4%
Exterran Holdings, Inc. (a)	85,000	5,545,400
Hornbeck Offshore Services, Inc. (a)	106,617	4,123,946
NATCO Group, Inc. Class A (a)	64,219	2,939,946
Oil States International, Inc. (a)	189,760	6,652,986
Superior Energy Services, Inc. (a)	590,000	23,653,100
		42,915,378
Oil, Gas & Consumable Fuels - 9.1%
Alpha Natural Resources, Inc. (a)	114,600	3,834,516
Cabot Oil & Gas Corp.	320,000	12,380,800
Forest Oil Corp. (a)	260,300	11,770,766
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Mariner Energy, Inc. (a)	590,000	$ 14,785,400
Petrohawk Energy Corp. (a)	790,000	12,442,500
Petroleum Development Corp. (a)	127,622	7,338,265
Southwestern Energy Co. (a)	320,000	17,891,200
Tesoro Corp.	857,600	33,489,278
Western Refining, Inc.	80,000	1,708,000
		115,640,725
TOTAL ENERGY		158,556,103
FINANCIALS - 23.6%
Capital Markets - 2.1%
American Capital Strategies Ltd. (d)	98,700	3,471,279
KBW, Inc. (a)(d)	395,000	11,735,450
MF Global Ltd.	185,000	5,559,250
TradeStation Group, Inc. (a)	508,300	5,540,470
		26,306,449
Commercial Banks - 4.1%
Boston Private Financial Holdings, Inc. (d)	655,200	14,958,216
Center Financial Corp., California	224,052	2,594,522
East West Bancorp, Inc.	28,800	692,928
First State Bancorp.	483,500	6,072,760
Investors Bancorp, Inc. (a)(d)	190,000	2,897,500
South Financial Group, Inc.	370,000	6,393,600
Sterling Bancshares, Inc.	235,000	2,357,050
UMB Financial Corp.	215,000	9,057,950
Wintrust Financial Corp.	191,260	7,275,530
		52,300,056
Consumer Finance - 0.3%
Advanta Corp. Class B	97,500	974,025
Dollar Financial Corp. (a)	135,000	3,399,300
		4,373,325
Diversified Financial Services - 0.7%
Interactive Brokers Group, Inc.	135,000	4,699,350
MarketAxess Holdings, Inc. (a)	400,000	3,780,000
		8,479,350
Insurance - 10.2%
American Equity Investment Life Holding Co.	1,289,506	10,664,215
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Aspen Insurance Holdings Ltd.	360,200	$ 10,164,844
Delphi Financial Group, Inc. Class A	277,850	8,718,933
HCC Insurance Holdings, Inc.	390,920	10,891,031
Infinity Property & Casualty Corp.	235,000	9,369,450
IPC Holdings Ltd.	573,740	14,762,330
Max Capital Group Ltd.	175,000	4,968,250
National Financial Partners Corp. (d)	471,300	17,013,930
Navigators Group, Inc. (a)	104,862	6,053,683
PartnerRe Ltd.	50,000	3,964,000
Platinum Underwriters Holdings Ltd.	329,700	11,127,375
United America Indemnity Ltd. Class A (a)	142,922	2,931,330
Willis Group Holdings Ltd.	195,000	6,871,800
Zenith National Insurance Corp.	294,000	11,707,080
		129,208,251
Real Estate Investment Trusts - 3.0%
Annaly Capital Management, Inc.	577,000	11,378,440
Chimera Investment Corp.	259,400	4,967,510
Developers Diversified Realty Corp.	30,000	1,234,500
MFA Mortgage Investments, Inc.	2,028,800	20,693,760
		38,274,210
Real Estate Management & Development - 1.2%
Jones Lang LaSalle, Inc. (d)	193,000	15,015,400
Thrifts & Mortgage Finance - 2.0%
Downey Financial Corp. (d)	65,000	2,242,500
Farmer Mac Class C (non-vtg.)	115,000	3,164,800
FirstFed Financial Corp. (a)(d)	100,000	4,195,000
Home Federal Bancorp, Inc.	270,300	2,878,695
Meridian Interstate Bancorp, Inc. (a)(d)	191,100	1,834,560
United Financial Bancorp, Inc.	194,600	2,169,790
Washington Federal, Inc.	305,000	7,448,100
Westfield Financial, Inc.	125,000	1,280,000
		25,213,445
TOTAL FINANCIALS		299,170,486
HEALTH CARE - 5.0%
Biotechnology - 0.5%
Theravance, Inc. (a)	300,000	5,919,000
Health Care Equipment & Supplies - 0.3%
Zoll Medical Corp. (a)	133,200	3,551,112
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 2.7%
Air Methods Corp. (a)	209,167	$ 9,596,582
AMERIGROUP Corp. (a)	245,000	9,192,400
Owens & Minor, Inc.	75,000	3,099,000
Pediatrix Medical Group, Inc. (a)	110,000	7,489,900
ResCare, Inc. (a)	75,000	1,677,750
Universal American Financial Corp. (a)	150,000	3,139,500
		34,195,132
Life Sciences Tools & Services - 1.3%
Kendle International, Inc. (a)	100,000	4,239,000
PerkinElmer, Inc.	100,000	2,489,000
Pharmaceutical Product Development, Inc.	220,000	9,539,200
		16,267,200
Pharmaceuticals - 0.2%
Perrigo Co.	100,000	3,084,000
TOTAL HEALTH CARE		63,016,444
INDUSTRIALS - 14.0%
Aerospace & Defense - 2.1%
AAR Corp. (a)	182,300	5,370,558
DRS Technologies, Inc.	144,000	7,728,480
Hexcel Corp. (a)	250,200	5,461,866
Orbital Sciences Corp. (a)	325,000	7,572,500
		26,133,404
Air Freight & Logistics - 1.1%
Hub Group, Inc. Class A (a)	220,000	6,408,600
Park-Ohio Holdings Corp. (a)	356,646	7,974,605
		14,383,205
Airlines - 0.3%
AirTran Holdings, Inc. (a)(d)	440,000	3,797,200
Commercial Services & Supplies - 2.3%
FTI Consulting, Inc. (a)(d)	360,000	19,911,600
Interface, Inc. Class A	148,590	2,371,496
Navigant Consulting, Inc. (a)	125,000	1,480,000
Team, Inc. (a)	176,256	5,296,493
		29,059,589
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 3.1%
Shaw Group, Inc. (a)(d)	418,000	$ 23,617,000
URS Corp. (a)	351,576	15,434,186
		39,051,186
Electrical Equipment - 1.2%
Belden, Inc.	345,000	14,593,500
Machinery - 2.1%
Accuride Corp. (a)	921,000	5,774,670
AGCO Corp. (a)	65,000	3,914,300
Astec Industries, Inc. (a)	195,000	6,019,650
Commercial Vehicle Group, Inc. (a)	200,000	2,000,000
Flow International Corp. (a)	215,000	2,003,800
Force Protection, Inc. (a)(d)	910,000	3,721,900
Manitowoc Co., Inc.	89,940	3,428,513
Titan Machinery, Inc.	20,000	329,600
		27,192,433
Road & Rail - 0.9%
J.B. Hunt Transport Services, Inc. (d)	265,000	8,241,500
YRC Worldwide, Inc. (a)(d)	195,000	3,570,450
		11,811,950
Trading Companies & Distributors - 0.9%
Kaman Corp.	223,822	6,611,702
Rush Enterprises, Inc.:
Class A (a)	247,500	4,153,050
Class B (a)	25,000	392,500
		11,157,252
TOTAL INDUSTRIALS		177,179,719
INFORMATION TECHNOLOGY - 13.5%
Communications Equipment - 2.1%
Arris Group, Inc. (a)(d)	1,735,000	15,250,650
Polycom, Inc. (a)	470,000	11,867,500
		27,118,150
Computers & Peripherals - 0.2%
Data Domain, Inc. (d)	60,000	1,352,400
Quantum Corp. (a)	725,000	1,667,500
		3,019,900
Electronic Equipment & Instruments - 3.9%
Amphenol Corp. Class A	40,000	1,597,600
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Ingram Micro, Inc. Class A (a)	762,700	$ 13,560,806
Insight Enterprises, Inc. (a)	710,600	12,272,062
Itron, Inc. (a)	60,000	4,944,000
Mettler-Toledo International, Inc. (a)	98,700	9,800,910
Vishay Intertechnology, Inc. (a)	677,491	7,106,881
		49,282,259
Internet Software & Services - 0.7%
j2 Global Communications, Inc. (a)	430,800	9,438,828
IT Services - 2.3%
CACI International, Inc. Class A (a)	60,000	2,615,400
ManTech International Corp. Class A (a)	105,000	4,294,500
Ness Technologies, Inc. (a)	215,200	1,977,688
Telvent GIT SA	856,000	17,376,800
VeriFone Holdings, Inc. (a)(d)	140,000	2,739,800
		29,004,188
Semiconductors & Semiconductor Equipment - 1.9%
Entegris, Inc. (a)	500,000	3,850,000
FormFactor, Inc. (a)	55,000	1,332,100
MKS Instruments, Inc. (a)	208,900	3,885,540
Pericom Semiconductor Corp. (a)	80,000	1,084,800
Skyworks Solutions, Inc. (a)	300,000	2,415,000
TriQuint Semiconductor, Inc. (a)	600,000	2,844,000
Zoran Corp. (a)	755,000	8,909,000
		24,320,440
Software - 2.4%
Blackbaud, Inc.	265,000	7,332,550
Quest Software, Inc. (a)	790,000	11,810,500
THQ, Inc. (a)	590,000	10,625,900
		29,768,950
TOTAL INFORMATION TECHNOLOGY		171,952,715
MATERIALS - 7.7%
Chemicals - 2.3%
Airgas, Inc.	170,000	7,889,700
CF Industries Holdings, Inc.	140,000	14,970,200
H.B. Fuller Co.	205,000	4,255,800
Tronox, Inc. Class A	350,000	2,555,000
		29,670,700
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.2%
Smurfit-Stone Container Corp. (a)	240,000	$ 2,277,600
Metals & Mining - 5.2%
Carpenter Technology Corp.	480,000	29,587,200
Compass Minerals International, Inc. (d)	356,466	15,121,288
Titanium Metals Corp.	120,000	2,608,800
Yamana Gold, Inc.	1,107,474	18,374,214
		65,691,502
TOTAL MATERIALS		97,639,802
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
Cincinnati Bell, Inc. (a)	500,000	1,940,000
Level 3 Communications, Inc. (a)	800,000	2,752,000
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	230,000	4,020,400
		8,712,400
UTILITIES - 3.2%
Electric Utilities - 1.2%
ITC Holdings Corp. (d)	189,000	9,986,760
Westar Energy, Inc.	200,000	4,872,000
		14,858,760
Independent Power Producers & Energy Traders - 0.9%
Dynegy, Inc. Class A (a)	705,000	4,949,100
NRG Energy, Inc. (a)	168,000	6,483,120
		11,432,220
Multi-Utilities - 1.1%
CMS Energy Corp.	892,500	13,985,475
TOTAL UTILITIES		40,276,455
TOTAL COMMON STOCKS (Cost $1,224,387,430)		1,213,080,802
Money Market Funds - 11.9%
	Shares	Value
Fidelity Cash Central Fund, 3.79% (b)	55,087,550	$ 55,087,550
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	95,440,430	95,440,430
TOTAL MONEY MARKET FUNDS (Cost $150,527,980)		150,527,980
TOTAL INVESTMENT PORTFOLIO - 107.6% (Cost $1,374,915,410)		1,363,608,782
NET OTHER ASSETS - (7.6)%		(96,246,400)
NET ASSETS - 100%		$ 1,267,362,382
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,069,997
Fidelity Securities Lending Cash Central Fund	527,171
Total	$ 1,597,168

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $96,848,669) - See accompanying schedule: Unaffiliated issuers (cost $1,224,387,430)	$ 1,213,080,802
Fidelity Central Funds (cost $150,527,980)	150,527,980
Total Investments (cost $1,374,915,410)		$ 1,363,608,782
Receivable for investments sold		7,985,390
Receivable for fund shares sold		3,012,143
Dividends receivable		302,418
Distributions receivable from Fidelity Central Funds		376,852
Prepaid expenses		3,991
Receivable from investment adviser for expense reductions		9,994
Other receivables		1,670
Total assets		1,375,301,240

Liabilities
Payable for investments purchased	$ 8,962,609
Payable for fund shares redeemed	2,169,504
Accrued management fee	919,002
Distribution fees payable	59,043
Other affiliated payables	321,337
Other payables and accrued expenses	66,933
Collateral on securities loaned, at value	95,440,430
Total liabilities		107,938,858

Net Assets		$ 1,267,362,382
Net Assets consist of:
Paid in capital		$ 1,264,762,568
Accumulated net investment loss		(779,787)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		14,686,229
Net unrealized appreciation (depreciation) on investments		(11,306,628)
Net Assets		$ 1,267,362,382

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2008 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($56,040,775 ÷ 4,435,076 shares)	$ 12.64

Maximum offering price per share (100/94.25 of $12.64)	$ 13.41
Class T: Net Asset Value and redemption price per share ($37,484,784 ÷ 2,982,081 shares)	$ 12.57

Maximum offering price per share (100/96.50 of $12.57)	$ 13.03
Class B: Net Asset Value and offering price per share ($9,680,939 ÷ 777,544 shares)A	$ 12.45

Class C: Net Asset Value and offering price per share ($26,598,322 ÷ 2,136,002 shares)A	$ 12.45

Small Cap Value: Net Asset Value, offering price and redemption price per share ($1,126,876,065 ÷ 88,662,088 shares)	$ 12.71

Institutional Class: Net Asset Value, offering price and redemption price per share ($10,681,497 ÷ 840,546 shares)	$ 12.71

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended January 31, 2008 (Unaudited)
Investment Income
Dividends		$ 5,828,806
Interest		2,368
Income from Fidelity Central Funds (including $527,171 from security lending)		1,597,168
Total income		7,428,342

Expenses
Management fee Basic fee	$ 4,783,096
Performance adjustment	971,305
Transfer agent fees	1,733,442
Distribution fees	410,742
Accounting and security lending fees	223,101
Custodian fees and expenses	20,218
Independent trustees' compensation	2,839
Registration fees	70,480
Audit	30,595
Legal	3,797
Miscellaneous	40,960
Total expenses before reductions	8,290,575
Expense reductions	(82,446)	8,208,129
Net investment income (loss)		(779,787)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	30,130,520
Foreign currency transactions	91,090
Total net realized gain (loss)		30,221,610
Change in net unrealized appreciation (depreciation) on investment securities		(145,320,911)
Net gain (loss)		(115,099,301)
Net increase (decrease) in net assets resulting from operations		$ (115,879,088)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2008 (Unaudited)	Year ended July 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (779,787)	$ (2,821,365)
Net realized gain (loss)	30,221,610	58,301,578
Change in net unrealized appreciation (depreciation)	(145,320,911)	108,216,572
Net increase (decrease) in net assets resulting from operations	(115,879,088)	163,696,785
Distributions to shareholders from net realized gain	(53,457,458)	(55,419,267)
Share transactions - net increase (decrease)	32,092,403	206,517,786
Redemption fees	98,489	174,668
Total increase (decrease) in net assets	(137,145,654)	314,969,972

Net Assets
Beginning of period	1,404,508,036	1,089,538,064
End of period (including accumulated net investment loss of $779,787 and $0, respectively)	$ 1,267,362,382	$ 1,404,508,036

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.34	$ 13.17	$ 12.80	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.06)	(.03)	(.04)
Net realized and unrealized gain (loss)	(1.15)	1.90	.74	2.84
Total from investment operations	(1.17)	1.84	.71	2.80
Distributions from net investment income	-	-	-	(.01)
Distributions from net realized gain	(.53)	(.67)	(.35)	-
Total distributions	(.53)	(.67)	(.35)	(.01)
Redemption fees added to paid in capital E	- J	- J	.01	.01
Net asset value, end of period	$ 12.64	$ 14.34	$ 13.17	$ 12.80
Total Return B, C, D	(8.41)%	14.59%	5.72%	28.06%
Ratios to Average Net Assets F, I
Expenses before reductions	1.46% A	1.45%	1.51%	1.46% A
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.44% A
Expenses net of all reductions	1.40% A	1.40%	1.36%	1.38% A
Net investment income (loss)	(.30)% A	(.44)%	(.24)%	(.46)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,041	$ 61,357	$ 39,931	$ 9,390
Portfolio turnover rate G	65% A	67%	93%	60% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 3, 2004 (commencement of operations) to July 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.28	$ 13.13	$ 12.78	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.10)	(.07)	(.06)
Net realized and unrealized gain (loss)	(1.14)	1.90	.74	2.83
Total from investment operations	(1.18)	1.80	.67	2.77
Distributions from net realized gain	(.53)	(.65)	(.33)	-
Redemption fees added to paid in capital E	- J	- J	.01	.01
Net asset value, end of period	$ 12.57	$ 14.28	$ 13.13	$ 12.78
Total Return B, C, D	(8.54)%	14.34%	5.47%	27.80%
Ratios to Average Net Assets F, I
Expenses before reductions	1.71% A	1.66%	1.67%	1.72% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.68% A
Expenses net of all reductions	1.65% A	1.65%	1.61%	1.62% A
Net investment income (loss)	(.56)% A	(.69)%	(.49)%	(.70)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,485	$ 51,518	$ 45,460	$ 12,725
Portfolio turnover rate G	65% A	67%	93%	60% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 3, 2004 (commencement of operations) to July 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.19	$ 13.07	$ 12.73	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.07)	(.17)	(.13)	(.10)
Net realized and unrealized gain (loss)	(1.14)	1.90	.74	2.82
Total from investment operations	(1.21)	1.73	.61	2.72
Distributions from net realized gain	(.53)	(.61)	(.28)	-
Redemption fees added to paid in capital E	- J	- J	.01	.01
Net asset value, end of period	$ 12.45	$ 14.19	$ 13.07	$ 12.73
Total Return B, C, D	(8.81)%	13.78%	4.97%	27.30%
Ratios to Average Net Assets F, I
Expenses before reductions	2.21% A	2.20%	2.26%	2.24% A
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.19% A
Expenses net of all reductions	2.15% A	2.15%	2.11%	2.13% A
Net investment income (loss)	(1.06)% A	(1.19)%	(.99)%	(1.21)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,681	$ 12,075	$ 10,214	$ 3,931
Portfolio turnover rate G	65% A	67%	93%	60% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 3, 2004 (commencement of operations) to July 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.19	$ 13.07	$ 12.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.07)	(.17)	(.13)	(.10)
Net realized and unrealized gain (loss)	(1.14)	1.90	.74	2.83
Total from investment operations	(1.21)	1.73	.61	2.73
Distributions from net realized gain	(.53)	(.61)	(.29)	-
Redemption fees added to paid in capital E	- J	- J	.01	.01
Net asset value, end of period	$ 12.45	$ 14.19	$ 13.07	$ 12.74
Total Return B, C, D	(8.81)%	13.77%	4.92%	27.40%
Ratios to Average Net Assets F, I
Expenses before reductions	2.21% A	2.20%	2.22%	2.17% A
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.17% A
Expenses net of all reductions	2.15% A	2.15%	2.11%	2.11% A
Net investment income (loss)	(1.06)% A	(1.19)%	(.99)%	(1.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,598	$ 34,155	$ 26,791	$ 11,732
Portfolio turnover rate G	65% A	67%	93%	60% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 3, 2004 (commencement of operations) to July 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Value

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.43	$ 13.22	$ 12.83	$ 10.00
Income from Investment Operations
Net investment income (loss) D	- I	(.02)	.01	(.01)
Net realized and unrealized gain (loss)	(1.16)	1.91	.74	2.84
Total from investment operations	(1.16)	1.89	.75	2.83
Distributions from net investment income	-	-	(.01)	(.01)
Distributions from net realized gain	(.56)	(.68)	(.36)	-
Total distributions	(.56)	(.68)	(.37)	(.01)
Redemption fees added to paid in capital D	- I	- I	.01	.01
Net asset value, end of period	$ 12.71	$ 14.43	$ 13.22	$ 12.83
Total Return B, C	(8.34)%	14.96%	6.07%	28.36%
Ratios to Average Net Assets E, H
Expenses before reductions	1.16% A	1.11%	1.09%	1.05% A
Expenses net of fee waivers, if any	1.16% A	1.11%	1.09%	1.05% A
Expenses net of all reductions	1.15% A	1.11%	1.06%	.99% A
Net investment income (loss)	(.05)% A	(.15)%	.06%	(.08)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,126,876	$ 1,233,808	$ 957,720	$ 582,689
Portfolio turnover rate F	65% A	67%	93%	60% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 3, 2004 (commencement of operations) to July 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2008	Years ended July 31,
	(Unaudited)	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.43	$ 13.22	$ 12.83	$ 10.00
Income from Investment Operations
Net investment income (loss) D	- I	(.02)	.01	(.01)
Net realized and unrealized gain (loss)	(1.16)	1.91	.74	2.84
Total from investment operations	(1.16)	1.89	.75	2.83
Distributions from net investment income	-	-	(.01)	(.01)
Distributions from net realized gain	(.56)	(.68)	(.36)	-
Total distributions	(.56)	(.68)	(.37)	(.01)
Redemption fees added to paid in capital D	- I	- I	.01	.01
Net asset value, end of period	$ 12.71	$ 14.43	$ 13.22	$ 12.83
Total Return B, C	(8.33)%	14.99%	6.08%	28.36%
Ratios to Average Net Assets E, H
Expenses before reductions	1.15% A	1.10%	1.08%	1.07% A
Expenses net of fee waivers, if any	1.15% A	1.10%	1.08%	1.07% A
Expenses net of all reductions	1.15% A	1.10%	1.05%	1.01% A
Net investment income (loss)	(.05)% A	(.13)%	.08%	(.10)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,681	$ 11,594	$ 9,422	$ 3,761
Portfolio turnover rate F	65% A	67%	93%	60% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 3, 2004 (commencement of operations) to July 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2008 (Unaudited)

1. Organization.

Fidelity Small Cap Value Fund (the Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Small Cap Value and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Effective with the beginning of the Fund's fiscal year, the Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 166,044,860
Unrealized depreciation	(178,526,118)
Net unrealized appreciation (depreciation)	$ (12,481,258)
Cost for federal income tax purposes	$ 1,376,090,040

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Repurchase Agreements - continued

segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $428,542,771 and $477,603,433, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Small Cap Value as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .85% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 77,135	$ 9,140
Class T	.25%	.25%	115,376	-
Class B	.75%	.25%	56,978	42,734
Class C	.75%	.25%	161,253	34,454
			$ 410,742	$ 86,328

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 28,666
Class T	5,751
Class B*	9,111
Class C*	1,258
$ 44,786

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008 Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the transfer agent for Small Cap Value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 94,193.30
Class T	70,252.30
Class B	17,520.31
Class C	49,267.30
Small Cap Value	1,488,552.25
Institutional Class	13,658.24
	$ 1,733,442

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8,865 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,869 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

Semiannual Report

8. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.40%	$ 18,399
Class T	1.65%	12,738
Class B	2.15%	3,326
Class C	2.15%	8,943
		$ 43,406

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,175 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses.

During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 347
Small Cap Value	37,389
Institutional Class	129
$ 37,865

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2008	Year ended July 31, 2007
From net realized gain
Class A	$ 2,334,230	$ 2,137,128
Class T	1,800,458	2,317,701
Class B	442,697	493,632
Class C	1,258,476	1,276,323
Small Cap Value	47,176,108	48,691,674
Institutional Class	445,489	502,809
Total	$ 53,457,458	$ 55,419,267

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2008	Year ended July 31, 2007	Six months ended January 31, 2008	Year ended July 31, 2007
Class A
Shares sold	1,037,790	2,083,427	$ 14,370,246	$ 29,477,855
Reinvestment of distributions	158,451	153,067	2,181,136	1,967,811
Shares redeemed	(1,039,685)	(990,255)	(14,135,562)	(13,986,913)
Net increase (decrease)	156,556	1,246,239	$ 2,415,820	$ 17,458,753
Class T
Shares sold	333,957	1,416,878	$ 4,534,972	$ 19,764,686
Reinvestment of distributions	127,052	158,416	1,740,318	2,031,495
Shares redeemed	(1,086,149)	(1,429,554)	(14,795,703)	(20,059,646)
Net increase (decrease)	(625,140)	145,740	$ (8,520,413)	$ 1,736,535

Semiannual Report

12. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2008	Year ended July 31, 2007	Six months ended January 31, 2008	Year ended July 31, 2007
Class B
Shares sold	66,563	297,938	$ 904,855	$ 4,153,087
Reinvestment of distributions	29,083	34,686	395,378	444,445
Shares redeemed	(169,279)	(263,033)	(2,254,867)	(3,714,165)
Net increase (decrease)	(73,633)	69,591	$ (954,634)	$ 883,367
Class C
Shares sold	288,574	834,910	$ 3,916,465	$ 11,698,988
Reinvestment of distributions	82,042	84,926	1,115,170	1,089,287
Shares redeemed	(641,818)	(562,438)	(8,548,816)	(7,834,552)
Net increase (decrease)	(271,202)	357,398	$ (3,517,181)	$ 4,953,723
Small Cap Value
Shares sold	18,361,917	42,235,359	$ 252,244,988	$ 595,504,607
Reinvestment of distributions	3,344,768	3,617,365	46,241,128	46,609,140
Shares redeemed	(18,555,534)	(32,779,622)	(256,328,053)	(461,808,869)
Net increase (decrease)	3,151,151	13,073,102	$ 42,158,063	$ 180,304,878
Institutional Class
Shares sold	224,981	309,983	$ 3,126,200	$ 4,413,286
Reinvestment of distributions	21,655	23,286	299,380	300,279
Shares redeemed	(209,757)	(242,217)	(2,914,832)	(3,533,035)
Net increase (decrease)	36,879	91,052	$ 510,748	$ 1,180,530

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASCVI-USAN-0308
1.803748.104

(Fidelity Investment logo)(registered trademark)

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Securities Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for each Fund provide reasonable assurances that material information relating to such Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in a Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, a Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 28, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	March 28, 2008